UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-8416
                                   ---------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

     303 Broadway, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
     (Address of principal executive offices)             (Zip code)

     Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   12/31
                         -----------

Date of reporting period:  12/31/06
                         -----------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, N.E, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report


                                                            Variable
TOUCHSTONE                                                  Series
----------------------------------------------------------  Trust



TOUCHSTONE VARIABLE SERIES TRUST
o Touchstone Balanced Fund
o Touchstone Baron Small Cap Fund
o Touchstone Core Bond Fund
o Touchstone Eagle Capital Appreciation Fund
o Touchstone Enhanced Dividend 30 Fund
o Touchstone Growth & Income Fund
o Touchstone High Yield Fund
o Touchstone Mid Cap Growth Fund
o Touchstone Money Market Fund
o Touchstone Third Avenue Value Fund
o Touchstone Value Plus Fund
o Touchstone Aggressive ETF Fund
o Touchstone Conservative ETF Fund
o Touchstone Enhanced ETF Fund
o Touchstone Moderate ETF Fund


                                                             Annual Report

                                                            December 31, 2006

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Fellow Shareholder,

We are pleased to provide you with the Touchstone Variable Series Trust Annual Report. Inside you will find key financial information and manager commentaries for the twelve months ended December 31, 2006.

During the year, the economy grew at a moderate rate as the effects of Federal Reserve Board rate hikes spread. Short-term consumer and business borrowing costs have moved in stride with the Fed changes. Uncertainties about future rate increases remain as analysts are watchful of the Fed's views of inflation, the housing and job markets, and other key economic indicators.

During the year, oil prices fell more than 30% from their highs. With the decline in energy prices, corporations exhibited continued strength in profit growth from lower operating costs and better customer purchasing power.

Equity markets again posted positive results. The Dow Jones Industrial Average reached an all-time high. Value stocks outperformed growth stocks for the seventh consecutive year. Small cap stocks outperformed large-cap stocks as represented by the market-weighted Russell Indexes.

High yield bonds continued their relative outperformance of investment grade bonds. Money market fund rates continued their upward climb as short term-rates increased.

When we examine where the financial markets may be headed in the year to come, we continue to believe that diversification is key to balancing risk and return. We recommend that you continue to focus on a sound asset allocation strategy, investing in a broad mix of stock, bond, and money market mutual funds. In addition, we emphasize the importance of considering the long-term composition of your portfolio.

We greatly appreciate your continued support. Thank you for including Touchstone as an integral part of your investment plan.

Sincerely,

/s/ Jill T. McGruder

Jill T. McGruder
President
Touchstone Variable Series Trust

2

--------------------------------
Touchstone Variable Series Trust
--------------------------------

TABULAR PRESENTATION OF SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
(UNAUDITED)                                                    December 31, 2006


The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

--------------------------------------------------------------------------------
                            TOUCHSTONE BALANCED FUND
                            ------------------------
EQUITY SECTOR ALLOCATION                                    (% OF EQUITY ASSETS)
Financial Services                                                         33.6
Consumer Discretionary                                                     15.3
Technology                                                                 12.4
Health Care                                                                12.0
Producer Durables                                                           9.5
Utilities                                                                   9.0
Energy                                                                      4.2
Autos And Transportation                                                    1.8
Materials And Processing                                                    1.3
Investment Funds                                                            2.4
Other Assets/Liabilities (Net)                                             (1.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

FIXED INCOME                                                        (% OF FIXED
SECTOR ALLOCATION                                                 INCOME ASSETS)
U.S. Treasury                                                              18.5
U.S. Agency                                                                22.5
AAA/Aaa                                                                     6.7
AA/Aa                                                                      22.5
A/A                                                                        17.0
BBB/Baa                                                                    12.8
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

ASSET ALLOCATION                                               (% OF NET ASSETS)
Equities                                                                   69.6
Fixed Income                                                               29.5
Investment Funds                                                            2.4
Other Assets/Liabilities                                                   (1.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                   ------------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         22.8
Consumer Discretionary                                                     18.0
Health Care                                                                16.3
Producer Durables                                                          14.1
Technology                                                                 12.7
Consumer Staples                                                            6.4
Utilities                                                                   5.6
Investment Funds                                                            1.7
Other Assets/Liabilities (Net)                                              2.4
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE GROWTH & INCOME FUND
                         -------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         30.8
Energy                                                                     17.9
Technology                                                                  8.1
Health Care                                                                 7.4
Consumer Discretionary                                                      7.1
Producer Durables                                                           7.1
Utilities                                                                   5.4
Consumer Staples                                                            4.9
Materials And Processing                                                    3.8
Other                                                                       1.6
Autos And Transportation                                                    1.2
Investment Funds                                                            6.7
Other Assets/Liabilities (Net)                                             (2.0)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE BARON SMALL CAP FUND
                         -------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Consumer Discretionary                                                     46.3
Financial Services                                                         21.6
Health Care                                                                14.0
Energy                                                                      4.7
Materials And Processing                                                    3.8
Producer Durables                                                           2.8
Utilities                                                                   2.2
Consumer Staples                                                            1.9
Autos And Transportation                                                    1.8
Other                                                                       0.9
Investment Funds                                                           19.8
Other Assets/Liabilities (Net)                                            (19.8)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            TOUCHSTONE CORE BOND FUND
                            -------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
U.S. Treasury                                                              18.4
U.S. Agency                                                                31.6
AAA/Aaa                                                                    26.6
AA/Aa                                                                       1.2
A/A                                                                         9.7
BBB/Baa                                                                     9.1
Other                                                                       3.4
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      TOUCHSTONE ENHANCED DIVIDEND 30 FUND
                      ------------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Producer Durables                                                          23.8
Consumer Staples                                                           12.6
Health Care                                                                 8.6
Financial Services                                                         15.1
Utilities                                                                   4.6
Technology                                                                 12.0
Consumer Discretionary                                                     10.5
Materials And Processing                                                    5.0
Energy                                                                      4.9
Autos And Transportation                                                    2.0
Investment Funds                                                            0.8
Other Assets/Liabilities (Net)                                              0.1
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE HIGH YIELD FUND
                           --------------------------

CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
AAA/Aaa                                                                     6.3
BBB/Baa                                                                     4.7
BB                                                                         29.4
B                                                                          57.1
CCC                                                                         2.5
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------
                         TOUCHSTONE MID CAP GROWTH FUND
                         ------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Health Care                                                                23.6
Technology                                                                 18.1
Consumer Discretionary                                                     16.4
Producer Durables                                                          16.0
Financial Services                                                         13.6
Energy                                                                      7.1
Materials And Processing                                                    1.9
Autos And Transportation                                                    1.6
Consumer Staples                                                            1.3
Investment Funds                                                           19.0
Other Assets/Liabilities (Net)                                            (18.6)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       TOUCHSTONE THIRD AVENUE VALUE FUND
                       ----------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         28.7
Materials And Processing                                                   12.0
Energy                                                                      9.7
Producer Durables                                                           9.1
Technology                                                                  8.5
Autos And Transportation                                                    8.0
Consumer Discretionary                                                      7.9
Health Care                                                                 2.6
Investment Funds                                                           20.6
Other Assets/Liabilities (Net)                                             (7.1)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MONEY MARKET FUND
                          ----------------------------
CREDIT QUALITY                                          (% OF TOTAL INVESTMENTS)
A-1/P-1F-1                                                                 98.3
FW1(NR)                                                                     1.7
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----

PORTFOLIO ALLOCATION                                           (% OF NET ASSETS)
Variable Rate Demand Notes                                                 58.1
Bank CD/TD                                                                  1.3
Corporate Notes/Commercial Paper                                           35.7
Taxable Municipal Bonds                                                     3.9
U.S. Government Agencies                                                    0.8
                                                                          -----
Other Assets/Liabilities (Net)                                              0.2
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE VALUE PLUS FUND
                           --------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Financial Services                                                         33.5
Energy                                                                     13.7
Health Care                                                                11.9
Other                                                                       9.4
Consumer Discretionary                                                      8.3
Producer Durables                                                           5.9
Utilities                                                                   5.1
Consumer Staples                                                            4.8
Autos And Transportation                                                    3.5
Technology                                                                  1.7
Materials And Processing                                                    1.2
Investment Funds                                                           18.8
                                                                          -----
Other Assets/Liabilities (Net)                                            (17.8)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

4

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
           Tabular Presentation of Schedules of Investments continued

--------------------------------------------------------------------------------
                         TOUCHSTONE AGGRESSIVE ETF FUND
                         ------------------------------

SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.5
Investment Funds                                                            1.3
Other Assets/Liabilities (Net)                                              0.2
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        TOUCHSTONE CONSERVATIVE ETF FUND
                        --------------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.7
Investment Funds                                                            1.8
Other Assets/Liabilities (Net)                                             (0.5)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE ENHANCED ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.5
Investment Funds                                                            2.6
Other Assets/Liabilities (Net)                                             (1.1)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          TOUCHSTONE MODERATE ETF FUND
                          ----------------------------
SECTOR ALLOCATION                                              (% OF NET ASSETS)
Exchange Traded Funds                                                      98.4
Investment Funds                                                            2.0
Other Assets/Liabilities (Net)                                             (0.4)
                                                                          -----
TOTAL                                                                     100.0
                                                                          -----
--------------------------------------------------------------------------------

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE BALANCED FUND

SUB-ADVISED BY OPPENHEIMER CAPITAL  LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Balanced Fund was 10.90% for the year ended December 31, 2006. The total return of the S&P 500 Index was 15.79% and the Lehman Brothers U.S. Aggregate Index was 4.33% for the same period. Its blended benchmark comprised of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index was 11.21% for the same period.

PORTFOLIO REVIEW

Bond yields rose for the first half of the year but declined in the second half as the Federal Reserve put a hold on further rate increases. It was concerned that the economy was slowing too much due to a weakening housing market and high oil prices. Excess global liquidity dampened volatility during the year, allowing Corporate bonds and Mortgage-Backed Securities to outperform Treasuries. The Fund's overweight position in Corporate bonds was a key contributor to performance. Longer portfolio duration and an underweight in Mortgage-backed bonds were modest detractors from performance during the year.

Health Care holdings contributed both in absolute terms and relative to the benchmark stock index. Stock selection in the Financial Services sector detracted from performance. In Health Care, Thermo Fisher Scientific, the world's largest supplier of medical laboratory equipment, contributed positively to fund performance. During the year, Thermo Electron agreed to buy Fisher Scientific International, and we sold the Fund's position. Laboratory Corporation of America, the second-largest testing laboratory in the United States, also boosted returns.

We sold Financial Services sector holding MGIC Investment, a mortgage insurance provider, as the perceived benefits from its improving persistency became overshadowed by our concerns about the likelihood of its declining credit quality trends. Indiana-based insurer Conseco detracted from relative results when the company's share price dropped on the expectation of weak insurance underwriting margins in the company's long-term care business.

CURRENT STRATEGY AND OUTLOOK

As we had anticipated, earlier market volatility and performance setbacks were temporary phenomena. We continue to believe that the economy remains fundamentally strong, despite the recent deceleration, and inflation can be kept in check under these conditions. There is, however, some risk of a recession, especially if inflation were to increase and the Fed were to raise interest rates. We think the stock market will move higher if corporate earnings grow and investors become convinced that a recession is unlikely. The Fund seeks to capitalize on excessive market fears about the economy, and we believe we can find a number of undervalued opportunities among Technology, Consumer Discretionary, and Financial Services stocks.

6

------------------------
Touchstone Balanced Fund
------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/06                   12/31/06                  12/31/06
          10.90%                      7.45%                     8.56%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/06
                                    127.27%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                                 Lehman        Blend: 60%
                                                Brothers       S&P 500 -
                                                  U.S.       40% Lehman
                                                Aggregate    Brothers U.S.
                Touchstone       S&P 500         (Major        Aggregate
              Balanced Fund   (Major Index)     Index 2)     (Minor Index)

12/31/96         10,000          10,000          10,000         10,000
12/31/97         11,861          13,336          10,965         12,388
12/31/98         12,506          17,148          11,918         14,943
12/31/99         13,709          20,756          11,820         16,780
12/31/00         15,452          18,866          13,194         16,644
12/31/01         15,864          16,623          14,308         16,019
12/31/02         14,422          12,949          15,776         14,552
12/31/03         17,533          16,664          16,423         17,295
12/31/04         19,222          18,477          17,136         18,724
12/31/05         20,492          19,384          17,552         19,457
12/31/06         22,727          22,445          18,313         21,638

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                        ------------------------
                                                        Touchstone Balanced Fund
                                                        ------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Shares                                                               Value

COMMON STOCKS -- 67.6%
  ADVERTISING -- 4.2%
      4,900  Lamar Advertising Co.*                                $    320,411
      5,150  Omnicom Group, Inc.                                        538,381
      6,050  WPP Group plc - ADR                                        409,827
--------------------------------------------------------------------------------
                                                                      1,268,619
--------------------------------------------------------------------------------
  AEROSPACE & DEFENSE -- 4.2%
      6,400  DRS Technologies, Inc.                                     337,152
      5,900  Goodrich Corp.                                             268,745
      7,800  L-3 Communications Holdings, Inc.                          637,884
--------------------------------------------------------------------------------
                                                                      1,243,781
--------------------------------------------------------------------------------
  AUTOMOTIVE -- 0.7%
      4,100  Oshkosh Truck Corp.                                        198,522
--------------------------------------------------------------------------------
  BANKING -- 4.9%
     12,200  Bank of New York Co., Inc.                                 480,314
      1,800  M&T Bank Corp.                                             219,888
      3,100  Prosperity Bancshares, Inc.                                106,981
      8,100  Zions Bancorp                                              667,764
--------------------------------------------------------------------------------
                                                                      1,474,947
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 0.8%
      5,900  ChoicePoint, Inc.*                                         232,342
--------------------------------------------------------------------------------
  CONTAINERS AND PACKING -- 0.9%
     26,700  Smurfit-Stone Container Corp.*                             281,952
--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING -- 1.0%
      7,800  General Electric, Inc.                                     290,238
--------------------------------------------------------------------------------
  ELECTRONICS -- 0.9%
      4,300  Amphenol Corp. - Class A                                   266,944
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 9.1%
      7,000  CIT Group, Inc.                                            390,390
     16,200  Citigroup, Inc.                                            902,339
     18,400  JPMorgan Chase & Co.                                       888,720
      3,200  MBIA, Inc.                                                 233,792
      3,650  Merrill Lynch & Co., Inc.                                  339,815
--------------------------------------------------------------------------------
                                                                      2,755,056
--------------------------------------------------------------------------------
  HEALTH & HOSPITALS -- 2.5%
      4,600  DaVita, Inc.*                                              261,648
      5,600  Health Net, Inc.*                                          272,496
      2,900  Laboratory Corp. of
             America Holdings*                                          213,063
--------------------------------------------------------------------------------
                                                                        747,207
--------------------------------------------------------------------------------
  HOME BUILDING -- 1.7%
      8,800  Centex Corp.                                               495,176
--------------------------------------------------------------------------------
  INSURANCE -- 8.6%
     12,200  Conseco, Inc.*                                             243,756
      4,900  Everest Re Group Ltd.                                      480,739
      5,150  Hartford Financial Services Group, Inc.                    480,547
      9,100  OneBeacon Insurance Group, Ltd.*                           254,800
      4,300  PartnerRe Ltd.                                             305,429
      8,600  Reinsurance Group of America, Inc.                         479,020
      7,600  Stancorp Financial Group                                   342,380
--------------------------------------------------------------------------------
                                                                      2,586,671
--------------------------------------------------------------------------------
  MACHINERY/ENGINEERING -- 0.6%
      2,900  National-Oilwell Varco, Inc.*                              177,422
--------------------------------------------------------------------------------
  MANUFACTURING -- 2.6%
      2,900  Actuant Corp. - Class A                                    138,185
     11,000  Gentex Corp.                                               171,160
     13,800  Spirit Aerosystems Holdings, Inc.*                         461,886
--------------------------------------------------------------------------------
                                                                        771,231
--------------------------------------------------------------------------------
  MEDICAL RESEARCH -- 2.5%
      6,000  Beckman Coulter, Inc.                                      358,800
      6,700  Invitrogen Corp.*                                          379,153
--------------------------------------------------------------------------------
                                                                        737,953
--------------------------------------------------------------------------------
  OIL & GAS -- 2.4%
      7,000  ConocoPhillips                                             503,650
      7,300  Range Resources Corp.                                      200,458
--------------------------------------------------------------------------------
                                                                        704,108
--------------------------------------------------------------------------------
  PHARMACEUTICAL PREPARATIONS -- 1.5%
      9,200  Abbott Laboratories                                        448,132
--------------------------------------------------------------------------------
  REAL ESTATE INVESTMENT TRUST -- 0.8%
      5,800  CBL & Associates Properties, Inc.                          251,430
--------------------------------------------------------------------------------
  RETAIL -- 4.5%
      7,700  Cheesecake Factory, Inc.*                                  189,420
      5,600  Federated Department Stores, Inc.                          213,528
      9,900  K-Swiss, Inc.                                              304,326
     22,100  TJX Co., Inc.                                              629,408
--------------------------------------------------------------------------------
                                                                      1,336,682
--------------------------------------------------------------------------------
  SEMI-CONDUCTOR EQUIPMENT -- 1.1%
      6,700  KLA-Tencor Corp.                                           333,325
--------------------------------------------------------------------------------
  TECHNOLOGY -- 5.1%
      5,200  CDW Corp.                                                  365,664
     16,500  Jabil Circuit, Inc.                                        405,075
     33,813  Taiwan Semiconductor
             Manufacturing Co. - ADR                                    369,576
     11,400  Zebra Technologies, Inc. - Class A*                        396,606
--------------------------------------------------------------------------------
                                                                      1,536,921
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 2.0%
      3,000  ALLTEL Corp.                                               181,440
      9,800  Motorola, Inc.                                             201,488
     15,800  Windstream Corp.                                           224,676
--------------------------------------------------------------------------------
                                                                        607,604
--------------------------------------------------------------------------------
  UTILITIES -- 5.0%
      5,550  Dominion Resources+                                        465,312
     25,400  Duke Energy Corp.                                          843,534
      4,400  SCANA Corp.                                                178,728
--------------------------------------------------------------------------------
                                                                      1,487,574
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 20,233,837
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 2.0%
  PHARMACEUTICALS -- 2.0%
      3,300  Roche Holding AG                                      $    591,752
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.4%
    471,385  BBH Securities Lending Fund **                             471,385
    245,802  Touchstone Institutional
             Money Market Fund^                                         245,802
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $    717,187
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

8

------------------------
Touchstone Balanced Fund
------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

CORPORATE BONDS -- 15.1%
  BANKING -- 0.8%
$   250,000  BB&T Corp.                         7.25%     6/15/07  $    252,035
         89  Nykredit                           6.00%     10/1/26            17
--------------------------------------------------------------------------------
                                                                        252,052
--------------------------------------------------------------------------------
  CHEMICALS -- 1.1%
    325,000  E.I. du Pont de
             Nemours & Co.                      4.13%     4/30/10       315,344
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 6.5%
    350,000  American Express                   5.25%     9/12/11       350,378
    375,000  Credit Suisse
             USA, Inc.                          5.50%     8/16/11       379,087
    500,000  General Electric
             Capital Corp.                      6.75%     3/15/32       572,638
    400,000  Goldman Sachs
             Group, Inc.                        5.70%      9/1/12       407,374
    250,000  Household
             Finance Corp.                      7.88%      3/1/07       250,951
--------------------------------------------------------------------------------
                                                                      1,960,428
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 1.2%
    350,000  ITT Corp.                          7.38%    11/15/15       358,329
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 0.6%
    175,000  Comcast Corp.                      5.85%    11/15/15       175,249
--------------------------------------------------------------------------------
  OIL & GAS -- 1.9%
    500,000  Pemex Project
             Funding Master
             Trust                              9.13%    10/13/10       560,750
--------------------------------------------------------------------------------
  RETAIL -- 1.2%
    400,000  Wal-Mart
             Stores, Inc.                       5.25%      9/1/35       367,320
--------------------------------------------------------------------------------
  TECHNOLOGY -- 0.8%
    250,000  IBM Corp.                          4.38%      6/1/09       245,700
--------------------------------------------------------------------------------
  TELECOMMUNICATIONS -- 1.0%
    250,000  Verizon Global                     7.75%     6/15/32       293,339
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $  4,528,511
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
  TRANSPORTATION -- 0.1%
     25,000  Oklahoma
             City Airport                       9.40%     11/1/10  $     26,157
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 0.8%
  GREAT BRITAIN -- 0.8%
    105,000  United Kingdom
             Treasury                           8.00%     12/7/15  $    253,244
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 8.2%
     30,602  Fannie Mae                         6.50%     12/1/12        31,320
     62,661  Fannie Mae                         6.00%      1/1/14        63,640
     58,739  Fannie Mae                         6.00%      3/1/31        59,314
     23,080  Fannie Mae                         6.00%      2/1/33        23,275
    342,849  Fannie Mae                         5.50%     11/1/33       339,354
    500,000  Federal Home
             Loan Mortgage
             Corporation                        6.25%      3/5/12       500,747
     26,252  Ginnie Mae                         7.50%      9/1/30        27,399
     28,535  Ginnie Mae                         7.00%     1/15/32        29,479
    103,818  Ginnie Mae                         6.00%    12/15/32       105,410
    299,589  Ginnie Mae                         5.50%     7/15/33       298,586
    296,345  Ginnie Mae                         6.00%    11/15/33       300,477
    225,872  Ginnie Mae                         6.00%    12/15/33       229,241
    447,649  Ginnie Mae                         6.00%    12/15/33       454,327
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS                         $  2,462,569
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.3%
    350,000  U.S. Treasury Bond                 5.50%     8/15/28       378,109
    200,000  U.S. Treasury Note                 3.25%     8/15/07       197,836
    675,000  U.S. Treasury Note                 3.25%     1/15/09       654,961
     25,000  U.S. Treasury Note                 4.13%     8/15/10        24,525
    335,000  U.S. Treasury Note                 4.00%     2/15/15       319,127
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                    $  1,574,558
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.5%
(COST $27,708,531)                                                 $ 30,387,815

LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.5%)                        (440,093)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 29,947,722
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2006, was $460,617.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------

                  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE BARON SMALL CAP FUND

SUB-ADVISED BY BAMCO, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Baron Small Cap Fund was 18.26% for the year ended December 31, 2006. The total return of the Russell 2000(R) Index was 18.37% for the same period.

During the year, the Fund maintained its investment focus on what we believe are well-managed growth businesses that have large opportunities and significant barriers to competition.

PORTFOLIO REVIEW

Industries that had the most positive contribution over the one-year period include Hotels, Retail, and Health Care Management Services. The Hotels industry, led by Wynn Resorts, was the largest contributor to the Fund's performance. Wynn performed well due to investor excitement over the company's sale of its Macau sub-concession and the opening of its Macau casino in September. The proceeds from the sale of the sub-concession helped Wynn almost completely finance the first phase of its Macau casino and significantly improved the company's leverage. Wynn's price also increased after announcing a special six dollar per share dividend--a sign the company is confident about its prospects in Macau and feels well financed for future developments in Macau on the Cotai Strip. Further helping the stock was Wynn's ability to significantly increase its Macau market share. Las Vegas Sands also reported strong Macau earnings and maintained its 20% Macau market share even as competition grew.

The Retail industry also made a significant contribution. Retail has attracted a lot of attention from private equity firms due to generally stable cash flows, high free cash generation, and significant underlying real estate assets.

Restaurants was the Fund's worst-performing industry, because we believe consumers favored quick-service restaurants over sit-down restaurants. Cheesecake Factory declined along with the rest of the industry as fundamentals continued to be weak even in the face of lower gas prices. Red Robin lowered guidance in November causing the shares to plummet. The company's new stores are more heavily weighted to new markets and they had much lower sales than new stores in existing markets. The percent of new stores in new markets cannot be scaled back because strong existing markets are either nearing capacity or have been sold to franchisees. The company now plans to scale back total growth and will attempt to grow new markets' average unit volume to a respectable level through increased spending on marketing. We sold the Fund's position in the stock.

CURRENT STRATEGY

We believe the companies the Fund owns will continue to grow at healthy and sustainable rates, and we expect that their share prices will continue to reflect their attractive prospects. The Fund invests for the long term in what we believe are forward-looking, well-managed, fast-growing businesses. We remain optimistic about the long-term prospects of these businesses and therefore remain optimistic regarding the performance of their stocks.

10

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/06                   12/31/06                  12/31/06
          18.26%                     13.30%                     9.33%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/06
                                    144.05%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                         Touchstone                      Russell
                        Baron Small                        2000
                          Cap Fund                    (Major Index)

12/31/96                   10,000                         10,000
12/31/97                   12,508                         12,236
12/31/98                   12,432                         11,924
12/31/99                   12,112                         14,459
12/31/00                   12,264                         14,022
12/31/01                   13,073                         14,372
12/31/02                   11,236                         11,428
12/31/03                   14,993                         16,828
12/31/04                   19,163                         19,913
12/31/05                   20,637                         20,819
12/31/06                   24,405                         24,643

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

                                                 -------------------------------
                                                 Touchstone Baron Small Cap Fund
                                                 -------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Shares                                                               Value

COMMON STOCKS -- 100.0%
  APPAREL -- 5.0%
     18,000  Carter's, Inc.*                                       $    459,000
      8,000  Polo Ralph Lauren Corp. - Class A                          621,280
      7,500  Under Armour, Inc. - Class A*+                             378,375
--------------------------------------------------------------------------------
                                                                      1,458,655
--------------------------------------------------------------------------------
  AUTOMOTIVE PARTS -- 0.4%
     28,600  Delphi Corp.*                                              109,252
--------------------------------------------------------------------------------
  BUILDING MATERIALS -- 0.8%
      5,500  Eagle Materials, Inc.                                      237,765
--------------------------------------------------------------------------------
  BUSINESS SERVICES -- 4.1%
     12,000  ChoicePoint, Inc.*                                         472,560
     15,000  Copart, Inc.*                                              450,000
      7,400  Macquarie Infrastructure Co.                               262,552
--------------------------------------------------------------------------------
                                                                      1,185,112
--------------------------------------------------------------------------------
  CHEMICAL -- 1.8%
     15,000  Senomyx, Inc.*                                             194,850
     15,000  Symyx Technologies, Inc.*                                  323,850
--------------------------------------------------------------------------------
                                                                        518,700
--------------------------------------------------------------------------------
  COMMUNICATIONS -- 1.5%
     16,000  SBA Communications Corp.*                                  440,000
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 1.0%
      7,000  Church & Dwight Co., Inc.                                  298,550
--------------------------------------------------------------------------------
  CONSUMER SERVICES -- 0.9%
      7,000  Chemed Corp.                                               258,860
--------------------------------------------------------------------------------
  DISTRIBUTION -- 0.7%
      5,850  Beacon Roofing Supply, Inc.*                               110,097
      2,100  Watsco, Inc.                                                99,036
--------------------------------------------------------------------------------
                                                                        209,133
--------------------------------------------------------------------------------
  EDUCATION -- 4.3%
     30,000  DeVry, Inc.                                                840,000
      4,000  Strayer Education, Inc.                                    424,200
--------------------------------------------------------------------------------
                                                                      1,264,200
--------------------------------------------------------------------------------
  ENERGY & ENERGY SERVICES -- 4.7%
     12,000  Encore Acquisition Co.*                                    294,360
      9,500  FMC Technologies, Inc.*                                    585,485
      5,000  SEACOR Holdings, Inc.*                                     495,700
--------------------------------------------------------------------------------
                                                                      1,375,545
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/ASSET MANAGEMENT -- 2.1%
     15,000  Cohen & Steers, Inc. +                                     602,550
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/BROKERAGE & EXCHANGES -- 3.9%
      1,000  Evercore Partners, Inc. - Class A*+                         36,850
     10,000  International Securities Exchange, Inc.                    467,900
     24,000  Jefferies Group, Inc.                                      643,680
--------------------------------------------------------------------------------
                                                                      1,148,430
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/COMMUNITY BANKS -- 4.4%
     12,500  Center Financial Corp.                                     299,625
      8,000  Central Pacific Financial Corp.                            310,080
     12,000  First Republic Bank                                        468,960
     11,000  UCBH Holdings, Inc.                                        193,160
--------------------------------------------------------------------------------
                                                                      1,271,825
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/INSURANCE -- 2.8%
     12,000  Arch Capital Group Ltd.*                                   811,320
--------------------------------------------------------------------------------
  FINANCIAL SERVICES/MISCELLANEOUS -- 2.7%
      6,000  CheckFree Corp.*                                           240,960
      6,000  First Marblehead Corp. (The)+                              327,900
      5,000  National Financial Partners Corp.                          219,850
--------------------------------------------------------------------------------
                                                                        788,710
--------------------------------------------------------------------------------
  GAMING SERVICES -- 0.9%
     10,000  Shuffle Master, Inc.*+                                     262,000
--------------------------------------------------------------------------------
  HEALTH CARE FACILITIES -- 3.7%
      6,000  Community Health Systems, Inc.*                            219,120
     12,000  Manor Care, Inc.                                           563,040
     10,500  United Surgical Partners
             International, Inc.*                                       297,675
--------------------------------------------------------------------------------
                                                                      1,079,835
--------------------------------------------------------------------------------
  HEALTH CARE PRODUCTS -- 2.8%
     25,000  DepoMed, Inc.*+                                             86,250
     11,000  Edwards Lifesciences Corp.*                                517,440
     11,000  PSS World Medical, Inc.*                                   214,830
--------------------------------------------------------------------------------
                                                                        818,520
--------------------------------------------------------------------------------
  HEALTH SERVICES -- 2.1%
      5,000  Charles River Laboratories
             International, Inc.*                                       216,250
     14,000  Odyssey Healthcare, Inc.*                                  185,640
      8,000  PRA International*                                         202,160
--------------------------------------------------------------------------------
                                                                        604,050
--------------------------------------------------------------------------------
  HEALTH SERVICES/INSURANCE -- 5.4%
     18,000  AMERIGROUP Corp.*                                          646,020
     18,000  Centene Corp.*                                             442,260
      7,000  WellCare Health Plans, Inc.*+                              482,300
--------------------------------------------------------------------------------
                                                                      1,570,580
--------------------------------------------------------------------------------
  HOTELS & LODGING -- 2.7%
      5,000  Choice Hotels International, Inc.                          210,500
      7,000  Four Seasons Hotels, Inc.                                  573,930
--------------------------------------------------------------------------------
                                                                        784,430
--------------------------------------------------------------------------------
  MEDIA -- 0.0%
          2  Cumulus Media, Inc. - Class A*                                  21
--------------------------------------------------------------------------------
  REAL ESTATE -- 3.9%
     24,000  CB Richard Ellis Group, Inc.*                              796,800
      6,500  CoStar Group, Inc.*                                        348,140
--------------------------------------------------------------------------------
                                                                      1,144,940
--------------------------------------------------------------------------------
  REAL ESTATE - HOME BUILDING -- 1.7%
      3,300  Brookfield Homes Corp.                                     123,915
      4,000  Hovnanian Enterprises, Inc. - Class A*                     135,600
      5,000  Meritage Homes Corp.*                                      238,600
--------------------------------------------------------------------------------
                                                                        498,115
--------------------------------------------------------------------------------
  REAL ESTATE - REITS -- 3.0%
      1,500  Alexander's, Inc.*                                         629,475
     20,000  Spirit Finance Corp.                                       249,400
--------------------------------------------------------------------------------
                                                                        878,875
--------------------------------------------------------------------------------
  RECREATION & RESORTS -- 11.5%
     10,000  Isle of Capri Casinos, Inc.*                               265,800
      4,500  Pinnacle Entertainment, Inc.*                              149,130
     12,000  Station Casinos, Inc.+                                     980,040
     10,000  Vail Resorts, Inc.*                                        448,200
     16,000  Wynn Resorts, Ltd.+                                      1,501,600
--------------------------------------------------------------------------------
                                                                      3,344,770
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

12

-------------------------------
Touchstone Baron Small Cap Fund
-------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Shares                                                               Value

COMMON STOCKS -- 100.0% - CONTINUED
  RESTAURANTS -- 5.1%
     10,000  California Pizza Kitchen, Inc.*                       $    333,100
     13,750  Cheesecake Factory, Inc. (The)*                            338,250
      6,900  P.F. Chang's China Bistro, Inc.*                           264,822
      5,000  Panera Bread Co.*                                          279,550
     10,000  Peet's Coffee & Tea, Inc.*+                                262,400
--------------------------------------------------------------------------------
                                                                      1,478,122
--------------------------------------------------------------------------------
  RETAIL SPECIALTY STORES -- 12.5%
      8,000  Cabela's, Inc. - Class A*+                                 193,040
     15,000  CarMax, Inc.*                                              804,450
     15,000  Dick's Sporting Goods, Inc.*                               734,850
     16,500  DSW, Inc. - Class A*+                                      636,405
     30,000  Select Comfort Corp.*+                                     521,700
      5,500  Tractor Supply Co.*                                        245,905
     20,000  United Auto Group, Inc.                                    471,400
--------------------------------------------------------------------------------
                                                                      3,607,750
--------------------------------------------------------------------------------
  TRANSPORTATION -- 1.4%
     15,750  Genesee & Wyoming, Inc.*                                   413,280
--------------------------------------------------------------------------------
  UTILITY SERVICES -- 2.2%
     10,000  ITC Holdings Corp.                                         399,000
      8,820  Southern Union Co.                                         246,519
--------------------------------------------------------------------------------
                                                                        645,519
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 29,109,414
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 19.8%
  5,664,401  BBH Securities Lending Fund **                           5,664,401
     95,882  Touchstone Institutional
             Money Market Fund^                                          95,882
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  5,760,283
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 119.8%
(COST $23,695,506)                                                 $ 34,869,697
LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.8%)                     (5,766,462)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 29,103,235
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2006, was $5,509,638.
**    Represents collateral for securities loaned.

The accompanying notes are an integral part of the financial statements.

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE CORE BOND FUND

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Core Bond Fund was 4.05% for the year ended December 31, 2006. The total return of the Lehman Brothers U.S. Aggregate Index was 4.33% for the same period.

Interest rates rose steadily through the first half of the year, then declined during the last six months as inflation concerns eased and fears of economic slowdown took hold.

PORTFOLIO REVIEW

The Fund benefited from a defensive interest rate position early in the year while its allocation to TIPS (Treasury Inflation Protected Securities) detracted from relative performance. The Corporate bond weight was shifted several times during the year, but had little impact on relative performance. A modest High Yield position earlier in the year contributed to performance. A consistent overweight in Mortgage-Backed Securities (MBS) also helped performance.

Security selection in the Corporate and MBS sectors also contributed to performance. Despite these positive contributions, the extent of the bond market moves relative to the Fund's positions did not provide enough relative value opportunities for overall performance to exceed the benchmark's.

CURRENT STRATEGY AND OUTLOOK

Emphasizing risky assets has been a strategy that has paid off for some asset managers, mainly because the global economy has prospered and financial markets have been unusually calm. The prevailing view in financial markets is that these favorable developments will continue. However, some observers are skeptical and believe there are fundamental risks to economic growth (weaknesses in the housing market and the manufacturing sector, for example).

We think financial markets are reasonably priced, but we also believe now is a good time for investors to upgrade the quality of their portfolios due to current valuations and the perceived increased credit risks as the economy slows.

Our economic outlook leads us to maintain the Fund's neutral stance on interest rate risk relative to the benchmark. A further rise in yields would likely cause us to increase interest rate risk in anticipation of lower interest rates later in 2007. The Fund is slightly underweight Corporate bonds given the low risk premium of the sector for event-driven risk and we are emphasizing higher-quality corporate bonds. TIPS appear attractive relative to nominal Treasury securities and the Fund will maintain its overweight position. Anticipating continued low interest rate volatility, the Fund will remain overweight Mortgage-Backed Securities which, in our opinion, offer attractive risk premiums.

14

-------------------------
Touchstone Core Bond Fund
-------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/06                   12/31/06                   1/1/99
           4.05%                      4.07%                     4.48%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------

                                Since Inception
                                     1/1/99
                                     41.95%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                  Touchstone      Lehman Brothers
                                  Core Bond        U.S. Aggregate
                                     Fund          (Major Index)

                  01/01/99          10,000            10,000
                  12/31/99           9,872             9,872
                  12/31/00          10,780            11,020
                  12/31/01          11,626            11,950
                  12/31/02          12,548            13,176
                  12/31/03          12,986            13,716
                  12/31/04          13,416            14,311
                  12/31/05          13,642            14,659
                  12/31/06          14,195            15,294

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

CORPORATE BONDS -- 20.8%
  AEROSPACE & DEFENSE -- 0.3%
$    95,000  Lockheed
             Martin Corp.                       6.15%      9/1/36  $     99,811
--------------------------------------------------------------------------------
  BANKING -- 1.7%
    135,000  BB&T Capital
             Trust I                            5.85%     8/18/35       131,965
    150,000  Capital One Bank                   4.25%     12/1/08       147,039
    260,000  USB Capital IX                     6.19%     4/15/49       265,535
    100,000  Wachovia Capital
             Trust III                          5.80%     8/29/49       100,826
--------------------------------------------------------------------------------
                                                                        645,365
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 0.5%
    175,000  Mohawk
             Industries, Inc.                   5.75%     1/15/11       175,120
--------------------------------------------------------------------------------
  DIVERSIFIED MANUFACTURING -- 0.4%
    140,000  General
             Electric Co.                       5.00%      2/1/13       138,446
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES -- 3.5%
    150,000  Carolina Power
             & Light                            5.25%    12/15/15       147,498
    140,000  Con Edison
             Co. of NY                          5.30%      3/1/35       127,896
    210,000  Midamerican
             Energy Holdings                    6.13%      4/1/36       211,691
    150,000  Natl Grid PLC                      6.30%      8/1/16       155,353
    285,000  PSI Energy, Inc.                   7.85%    10/15/07       289,832
    200,000  Southern
             California Edison                  5.63%      2/1/36       193,601
    175,000  Southern
             Power Co.                          4.88%     7/15/15       165,828
--------------------------------------------------------------------------------
                                                                      1,291,699
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 5.5%
    140,000  BAC Cap Trust XI                   6.63%     5/23/36       151,086
    210,000  Caterpillar
             Financial Services
             Corp.                              4.75%     1/17/15       200,444
    220,000  Citigroup, Inc.                    5.60%     4/27/11       222,140
    150,000  Citigroup, Inc.                    5.00%     9/15/14       146,460
    295,000  Countrywide
             Home Loan                          4.13%     9/15/09       286,500
    330,000  Intl Lease
             Finance Corp.                      4.35%     9/15/08       324,383
    165,000  John Deere
             Capital Corp.                      7.00%     3/15/12       176,572
    215,000  Lehman Brothers
             Holdings                           5.50%      4/4/16       214,971
    125,000  Morgan Stanley                     5.63%      1/9/12       127,060
    220,000  XSTRATA Finance
             Canada, 144A                       5.50%    11/16/11       219,947
--------------------------------------------------------------------------------
                                                                      2,069,563
--------------------------------------------------------------------------------
  FOOD -- 1.5%
    215,000  Kellogg Co.                        6.60%      4/1/11       225,470
    145,000  Kroger Co.                         8.00%     9/15/29       167,369
    175,000  Miller
             Brewing Co., 144A                  4.25%     8/15/08       171,903
--------------------------------------------------------------------------------
                                                                        564,742
--------------------------------------------------------------------------------
  HOME BUILDING -- 0.3%
    100,000  Pulte Homes, Inc.                  6.25%     2/15/13       101,508
--------------------------------------------------------------------------------
  INSURANCE -- 0.4%
    160,000  New York
             Life Global
             Funding, 144A                      5.38%     9/15/13       160,543
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 1.2%
     50,000  AOL Time Warner                    7.70%      5/1/32        56,415
    212,000  British Sky
             Broadcasting                       6.88%     2/23/09       218,242
    155,000  Viacom, Inc.                       5.75%     4/30/11       155,079
--------------------------------------------------------------------------------
                                                                        429,736
--------------------------------------------------------------------------------
  OIL & GAS -- 1.7%
    190,000  Conocophillips
             Canada                             5.63%    10/15/16       190,903
    120,000  Encana Corp.                       6.50%     8/15/34       123,671
     65,000  Plains All Amer
             Pipeline, 144A                     6.65%     1/15/37        65,993
    250,000  Ras Laffan Lng II,
             144A                               5.30%     9/30/20       239,521
--------------------------------------------------------------------------------
                                                                        620,088
--------------------------------------------------------------------------------
  REAL ESTATE -- 0.9%
    155,000  Avalonbay
             Communities                        5.75%     9/15/16       157,024
    175,000  EOP Operating LP                   7.00%     7/15/11       189,381
--------------------------------------------------------------------------------
                                                                        346,405
--------------------------------------------------------------------------------
  RETAIL -- 0.5%
     85,000  Home Depot, Inc.                   5.40%      3/1/16        83,134
    120,000  May Department
             Stores                             5.95%     11/1/08       120,815
--------------------------------------------------------------------------------
                                                                        203,949
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 1.4%
    175,000  Deutsche Telekom
             Finance                            5.38%     3/23/11       174,470
     90,000  Embarq Corp.                       6.74%      6/1/13        92,116
    250,000  Sing
             Telecommunications                 6.38%     12/1/11       261,965
--------------------------------------------------------------------------------
                                                                        528,551
--------------------------------------------------------------------------------
  TRANSPORTATION -- 1.0%
    380,000  Union Pacific Co.                  6.63%      2/1/08       384,412
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                              $  7,759,938
--------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 34.4%
    207,305  Federal Home
             Loan Mortgage
             Corporation                        5.00%     12/1/18       204,127
    265,778  Federal Home
             Loan Mortgage
             Corporation                        5.50%      1/1/19       265,587
     25,678  Federal Home
             Loan Mortgage
             Corporation                        7.00%      5/1/30        26,671
    259,813  Federal Home
             Loan Mortgage
             Corporation                        6.50%      8/1/32       265,651
    506,660  Federal Home
             Loan Mortgage
             Corporation                        5.50%      5/1/33       501,814

The accompanying notes are an integral part of the financial statements.

16

-------------------------
Touchstone Core Bond Fund
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value

AGENCY MORTGAGE-BACKED SECURITIES -- 34.4% - CONTINUED
$   373,231  Federal Home
             Loan Mortgage
             Corporation                        5.00%      8/1/33  $    360,761
    515,002  Federal Home
             Loan Mortgage
             Corporation                        6.00%      9/1/35       518,601
    701,897  Federal National
             Mortgage
             Association                        6.00%     11/1/17       712,210
    135,445  Federal National
             Mortgage
             Association                        4.50%      1/1/18       130,982
    288,940  Federal National
             Mortgage
             Association                        4.50%      6/1/18       279,420
    450,000  Federal National
             Mortgage
             Association                        5.00%     12/1/21       442,341
     57,161  Federal National
             Mortgage
             Association                        8.00%      5/1/30        60,289
     57,362  Federal National
             Mortgage
             Association                        7.50%      1/1/31        59,730
     45,531  Federal National
             Mortgage
             Association                        6.50%      6/1/31        46,333
    188,038  Federal National
             Mortgage
             Association                        6.50%      6/1/32       192,702
     52,116  Federal National
             Mortgage
             Association                        6.50%      9/1/32        53,310
    271,856  Federal National
             Mortgage
             Association                        6.50%      9/1/32       278,087
    198,150  Federal National
             Mortgage
             Association                        6.50%     12/1/32       202,691
    360,476  Federal National
             Mortgage
             Association                        4.50%      8/1/33       338,671
    678,775  Federal National
             Mortgage
             Association                        5.50%      8/1/33       671,856
    471,566  Federal National
             Mortgage
             Association                        5.50%     10/1/33       466,759
    169,613  Federal National
             Mortgage
             Association                        5.00%      4/1/34       163,959
    643,163  Federal National
             Mortgage
             Association                        5.00%      4/1/34       621,726
    615,649  Federal National
             Mortgage
             Association                        5.00%      5/1/34       595,129
    683,128  Federal National
             Mortgage
             Association                        5.50%     12/1/34       675,804
    241,282  Federal National
             Mortgage
             Association                        5.00%      2/1/35       233,016
    606,746  Federal National
             Mortgage
             Association                        6.00%      9/1/35       608,263
    363,643  Federal National
             Mortgage
             Association                        6.50%      2/1/36       370,499
  1,463,266  Federal National
             Mortgage
             Association                        6.00%      7/1/36     1,473,202
    975,000  Federal National
             Mortgage
             Association                        5.00%     12/1/36       941,180
    950,000  Federal National
             Mortgage
             Association                        5.50%     12/1/36       938,798
        956  Government
             National
             Mortgage
             Association                        7.50%      7/1/23           998
     49,742  Government
             National
             Mortgage
             Association                        3.75%     9/20/24        50,355
     73,378  Government
             National
             Mortgage
             Association                        4.00%    10/17/29        69,498
      9,736  Government
             National
             Mortgage
             Association                        8.00%     7/15/30        10,309
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                            $ 12,831,329
--------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 22.6%
    595,000  Banc of America
             Commercial
             Mortgage, Inc.,
             Series 2006-3,
             Class A4                           5.89%     7/10/44       618,515
    655,000  Bear Stearns
             Commercial
             Mortgage,
             Series 2005-PW10,
             Class A4                           5.41%    12/11/40       658,120
    575,000  Bear Stearns
             Commercial
             Mortgage,
             Series 2005-PWR9,
             Class                              4.87%     9/11/42       557,285
  1,000,000  Credit Suisse
             First Boston
             Mortgage
             Securities Corp.                   5.00%     6/25/35       982,627

The accompanying notes are an integral part of the financial statements.

                                                       -------------------------
                                                       Touchstone Core Bond Fund
                                                       -------------------------

--------------------------------------------------------------------------------

 Principal                                    Interest   Maturity
  Amount                                        Rate       Date         Value


MORTGAGE RELATED SECURITIES -- 22.6% - CONTINUED
$   653,909  Credit Suisse
             First Boston
             Mortgage
             Securities Corp.,
             Series 2005-9,
             Class 2A1                          5.50%    10/25/35  $    640,422
    495,846  Deutsche Bank
             Alternative Loan
             Trust, Series 2003-2XS,
             Class A6                           4.97%     9/25/33       486,479
    735,000  GE Capital
             Commercial
             Mortgage Corp.,
             Series 2004-C1,
             Class A2                           3.92%    11/10/38       709,488
    488,249  IMPAC Secured
             Assets Corp.,
             Series 2003-2,
             Class A1                           5.50%     8/25/33       483,536
    381,981  Residential
             Asset
             Securitization
             Trust, Series
             2005-A6CB,
             Class A8                           5.50%     6/25/35       373,893
    417,559  Residential Asset
             Securitization
             Trust,
             Seriest 2006-A1,
             Class 1A3                          6.00%     4/25/36       418,960
    285,633  Residential
             Funding Mortgage
             Securities I,
             Series 2006-S2,
             Class                              5.75%     2/25/36       285,847
    453,297  Structured
             Asset Securities
             Corp.,
             Series 2005-17,
             Class 5A1                          5.50%    10/25/35       445,081
    472,816  Washington
             Mutual Alternative
             Loan Trust,
             Series 2005-9,
             Class                              5.50%    10/25/35       472,444
    550,000  Wells Fargo
             Mortgage
             Backed
             Securities                         5.50%     6/25/33       545,858
    764,831  Wells Fargo
             Mortgage
             Backed
             Securities                         4.99%     2/25/34       748,722
--------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                  $  8,427,277
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.0%
    760,000  Federal Home
             Loan Mortgage
             Corporation                        6.00%     6/27/11  $    762,113
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.1%
  1,285,000  U.S. Treasury Bond                 4.50%     2/15/36     1,221,955
  1,162,733  U.S. Treasury
             Inflation
             Index Note                         1.63%     1/15/15     1,094,422
    320,000  U.S. Treasury Note                 4.88%     5/31/08       319,850
    460,000  U.S. Treasury Note                 4.88%     5/15/09       461,006
    810,000  U.S. Treasury Note                 3.50%     8/15/09       785,510
  1,000,000  U.S. Treasury Note                 4.63%     8/31/11       996,836
    585,000  U.S. Treasury Note                 4.50%    11/30/11       579,790
  1,310,000  U.S. Treasury Note                 4.63%    11/15/16     1,301,405
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                    $  6,760,774
--------------------------------------------------------------------------------

   Shares                                                               Value

PREFERRED STOCK -- 0.8%
  FINANCIAL SERVICES -- 0.8%
     12,500  Citigroup VIII                                        $    314,750
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 0.7%
    277,125  Touchstone Institutional
             Money Market Fund^                                    $    277,125
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%
(COST $37,286,517)                                                 $ 37,133,306
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                           224,209
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 37,357,515
--------------------------------------------------------------------------------

^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. 144A - This is a restricted security that was sold in a transaction exempt from
      Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities were valued at $857,907 or 2.30% of net assets.

The accompanying notes are an integral part of the financial statements.

18

------------------------------------------
Touchstone Eagle Capital Appreciation Fund
------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

SUB-ADVISED BY EAGLE ASSET MANAGEMENT, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Eagle Capital Appreciation Fund was 16.81% for the year ended December 31, 2006. The total return of the S&P 500 Index was 15.79% for the same period.

An expanding economy with strong corporate profit growth, low core inflation, and interest rates that remained historically low provided a favorable backdrop for the equity markets. The market's strongest performing sectors during the year included Energy, Utilities, Financial Services, Consumer Staples and Materials & Processing. Its weakest-performing sectors were Health Care, Technology, Producer Durables and Consumer Discretionary.

PORTFOLIO REVIEW

The Fund was overweight the Health Care, Technology, and Consumer Discretionary sectors, and underweight the strong-performing Energy sector. Despite relatively unfavorable sector allocations, the Fund outperformed the benchmark primarily through strong stock selection.

In the overweight Health Care sector, Zimmer Holdings, which develops reconstructive orthopedic implants, rose sharply after receiving approval for a new ceramic hip replacement product over the summer. Baxter International raised earnings guidance over the summer and had a major drug approved for distribution in Canada.

In the overweight Technology sector, Oracle had a strong year after making a couple of key acquisitions and raising earnings guidance. Cisco Systems contributed to performance after reporting better-than-expected revenues in August.

McDonalds and Newell Rubbermaid were key drivers of outperformance in the overweight Consumer Discretionary sector. McDonalds emerged from the summer doldrums with raised guidance and a new CEO. More good news came later in the year as it boosted its dividend by more than 50 percent. Newell Rubbermaid also raised guidance and announced the sale of its Little Tykes business unit.

Relative performance was hampered by the Sprint Nextel holding in Utilities and a lack of holdings in the strong-performing Energy sector. The Fund is normally underweight the Utilities, Materials & Processing, and Energy sectors because we believe these sectors of the market lack secular growth appeal and have inherent cyclicality and unpredictability issues.

CURRENT STRATEGY AND OUTLOOK

We believe the economy should remain within a moderate growth range in the months ahead. Economic reports exhibited continued deterioration in the housing market, thereby limiting consumer spending and construction-related employment. We believe consumer spending should slow considering the lagged effects of higher energy costs and higher interest rates.

                                      ------------------------------------------
                                      Touchstone Eagle Capital Appreciation Fund
                                      ------------------------------------------

--------------------------------------------------------------------------------

In an environment of continued global economic growth, a declining dollar and persistent inflationary pressures could limit the potential for significantly lower interest rates. Capital investment recovery has been slower when compared to previous expansions, but we believe it is more sustainable in this cycle. Many companies have impressive balance-sheet strength with high cash levels as a result of cyclically strong cash-flow growth over the past few years. We expect profit growth to slow significantly as margins contract from peak levels, but believe profits should still provide support for stock-market gains when consensus expectations adjust to the changing mid-cycle economic environment. We expect to see much slower earnings growth ahead and believe that the market will reward attractively priced quality and stability.


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                     Ended                      Ended
         12/31/06                   12/31/06                  12/31/06
           16.81%                    4.31%                      5.51%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/06
                                     70.93%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                Touchstone
                              Eagle Capital
                               Appreciation        S&P 500
                                   Fund         (Major Index)

                  12/31/96        10,000          10,000
                  12/31/97        13,478          13,336
                  12/31/98        18,283          17,148
                  12/31/99        24,775          20,756
                  12/31/00        19,213          18,866
                  12/31/01        13,845          16,623
                  12/31/02         9,626          12,949
                  12/31/03        12,730          16,664
                  12/31/04        14,625          18,477
                  12/31/05        14,633          19,384
                  12/31/06        17,093          22,445

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 8, 1992.

20

------------------------------------------
Touchstone Eagle Capital Appreciation Fund
------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

     Shares                                                             Value

COMMON STOCKS -- 95.9%
  CAPITAL GOODS -- 11.3%
     32,760    General Electric Co.                                $  1,218,999
     19,830    Tyco International Ltd.                                  602,832
     16,115    United Technologies Corp.                              1,007,510
     15,600    Waste Management, Inc.                                   573,612
--------------------------------------------------------------------------------
                                                                      3,402,953
--------------------------------------------------------------------------------
  CONSUMER CYCLICALS -- 7.2%
      9,870    Omnicom Group, Inc.                                    1,031,810
     28,200    Viacom, Inc. - Class B*                                1,157,046
--------------------------------------------------------------------------------
                                                                      2,188,856
--------------------------------------------------------------------------------
  CONSUMER STAPLES -- 15.2%
     31,115    CVS Corp.                                                961,764
      9,220    Kimberly-Clark Corp.                                     626,499
     16,560    McDonald's Corp.                                         734,105
     20,130    Newell Rubbermaid, Inc.                                  582,764
     20,110    The Coca-Cola Co.                                        970,307
     14,490    Time Warner, Inc.                                        315,592
      8,910    Wal-Mart Stores, Inc.                                    411,464
--------------------------------------------------------------------------------
                                                                      4,602,495
--------------------------------------------------------------------------------
  FINANCIAL - DIVERSIFIED -- 1.2%
      1,850    Goldman Sachs Group, Inc.                                368,798
--------------------------------------------------------------------------------
  FINANCIALS -- 16.6%
     10,740    American Express Co.                                     651,596
      8,510    Bank of America Corp.                                    454,349
      7,900    Capital One Financial Corp.                              606,878
     22,880    Citigroup, Inc.                                        1,274,415
     13,780    Freddie Mac                                              935,662
     19,300    Wachovia Corp.                                         1,099,135
--------------------------------------------------------------------------------
                                                                      5,022,035
--------------------------------------------------------------------------------
  HEALTH CARE -- 16.3%
     22,130    Baxter International, Inc.                             1,026,611
     35,900    Boston Scientific Corp.*                                 616,762
     14,380    Johnson & Johnson                                        949,368
     24,930    Pfizer, Inc.                                             645,687
     12,260    Wyeth                                                    624,279
     13,450    Zimmer Holdings, Inc.*                                 1,054,211
--------------------------------------------------------------------------------
                                                                      4,916,918
--------------------------------------------------------------------------------
  INSURANCE -- 4.9%
     14,920    American International Group, Inc.                     1,069,168
     17,370    Progressive Corp.                                        420,701
--------------------------------------------------------------------------------
                                                                      1,489,869
--------------------------------------------------------------------------------
  TECHNOLOGY -- 21.1%
     33,600    Applied Materials, Inc.                                  619,920
     70,440    EMC Corp.*                                               929,808
     29,730    Intel                                                    602,033
     52,705    Microsoft Corp.                                        1,573,770
     40,420    Nokia Corp. - ADR                                        821,334
     43,640    Oracle Corp.*                                            747,990
     55,300    Sprint Nextel Corp.                                    1,044,617
--------------------------------------------------------------------------------
                                                                      6,339,472
--------------------------------------------------------------------------------
  UTILITIES -- 2.1%
      7,650    Dominion Resources, Inc.                                 641,376
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 28,972,772
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.7%
    524,724    Touchstone Institutional
               Money Market Fund^                                  $    524,724
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 97.6%
(COST $25,207,497)                                                 $ 29,497,496
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.4%                           717,090
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 30,214,586
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                            ------------------------------------
                                            Touchstone Enhanced Dividend 30 Fund
                                            ------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

SUB-ADVISED BY TODD INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Enhanced Dividend 30 Fund was 26.57% for the year ended December 31, 2006. The total return of the Dow Jones Industrial Average was 19.03% for the same period.

The largest of the large stocks outperformed most other indexes. This was a reversal of the trends of recent years and should bode well for the Dow Jones Industrial Average (DJIA), the benchmark upon which the Fund's strategy is based.

PORTFOLIO REVIEW

The Fund was overweight several stocks during the year, including Merck, General Motors, Pfizer, AT&T, Verizon, and Altria. AT&T performed well in 2006 and the Fund held an overweight position in the stock for most of the year. Pfizer's stock price declined as the company discontinued research on one of its major new products that was intended to succeed Lipitor in the cholesterol reduction area. It remains a large, high-quality company with an outstanding dividend yield. As this year's performance would suggest, contrarian strategies favoring dividends still worked well. In the fourth quarter, we reduced the Fund's position in AT&T and used the proceeds to purchase more Pfizer stock.

CURRENT STRATEGY AND OUTLOOK

The Touchstone Enhanced Dividend 30 Fund is structured to overweight the top three yielding stocks in the DJIA and garner better total returns by rebalancing monthly. The overweight is calculated by allocating approximately 75% of the Fund to the DJIA, with the remainder divided evenly among the top three yielding stocks. This contrarian strategy differs from most yield-oriented strategies by holding each of the constituent stocks in the DJIA--providing better diversification than models that only hold five or ten of the original thirty names.

22

------------------------------------
Touchstone Enhanced Dividend 30 Fund
------------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/06                   12/31/06                   5/1/99
          26.57%                      5.65%                     2.39%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                Since Inception
                                     5/1/99
                                     19.88%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                       Touchstone         Dow Jones
                                        Enhanced          Industrial
                                      Dividend 30          Average
                                          Fund          (Major Index)

                     05/01/99            10,000            10,000
                     12/31/99            10,599            10,776
                     12/31/00            10,286            10,268
                     12/31/01             9,109             9,711
                     12/31/02             7,044             8,253
                     12/31/03             9,298            10,586
                     12/31/04             9,770            11,147
                     12/31/05             9,471            11,338
                     12/31/06            11,988            13,495

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

                                            ------------------------------------
                                            Touchstone Enhanced Dividend 30 Fund
                                            ------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

     Shares                                                             Value

COMMON STOCKS -- 99.1%
  AEROSPACE & DEFENSE -- 6.6%
     12,850      Boeing                                            $  1,141,594
     12,850      Honeywell International                                581,334
--------------------------------------------------------------------------------
                                                                      1,722,928
--------------------------------------------------------------------------------
  AUTOMOBILES -- 1.5%
     12,850      General Motors Corporation                             394,752
--------------------------------------------------------------------------------
  BANKING -- 2.7%
     12,850      Citigroup                                              715,745
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 16.3%
     36,300      Altria Group                                         3,115,265
     12,850      Coca-Cola                                              620,012
     12,850      McDonald's                                             569,641
--------------------------------------------------------------------------------
                                                                      4,304,918
--------------------------------------------------------------------------------
  CHEMICALS -- 2.4%
     12,850      Du Pont (E.I.) De Nemours                              625,924
--------------------------------------------------------------------------------
  COMPUTER SOFTWARE & PROCESSING -- 1.5%
     12,850      Microsoft                                              383,701
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 6.8%
     12,850      Hewlett-Packard                                        529,292
     12,850      International Business Machines                      1,248,377
--------------------------------------------------------------------------------
                                                                      1,777,669
--------------------------------------------------------------------------------
  ELECTRONICS -- 1.0%
     12,850      Intel                                                  260,213
--------------------------------------------------------------------------------
  ENTERTAINMENT & LEISURE -- 1.7%
     12,850      Walt Disney Company (The)                              440,370
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 5.3%
     12,850      American Express                                       779,610
     12,850      J.P. Morgan Chase & Co.                                620,655
--------------------------------------------------------------------------------
                                                                      1,400,265
--------------------------------------------------------------------------------
  FIRE, MARINE, & CASUALTY INSURANCE -- 3.5%
     12,850      American International Group                           920,831
--------------------------------------------------------------------------------
  HOUSEHOLD PRODUCTS -- 3.1%
     12,850      Procter & Gamble Co.                                   825,870
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED -- 13.1%
     12,850      Alcoa, Inc.                                            385,629
     12,850      Caterpiller, Inc.                                      788,090
     12,850      General Electric                                       478,149
     12,850      Minnesota Mining & Manufacturing (3M)                1,001,400
     12,850      United Technologies                                    803,381
--------------------------------------------------------------------------------
                                                                      3,456,649
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 3.2%
     12,850      Johnson & Johnson                                      848,357
--------------------------------------------------------------------------------
  OIL & GAS -- 3.7%
     12,850      Exxon Mobil                                            984,696
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 11.1%
     12,850      Merck                                                  560,260
     90,800      Pfizer                                               2,351,719
--------------------------------------------------------------------------------
                                                                      2,911,979
--------------------------------------------------------------------------------
  RETAILERS -- 4.2%
     12,850      Home Depot                                             516,056
     12,850      Wal-Mart Stores, Inc.                                  593,413
--------------------------------------------------------------------------------
                                                                      1,109,469
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 11.4%
     12,850      AT&T, Inc.                                             459,388
     67,850      Verizon Communications                               2,526,733
--------------------------------------------------------------------------------
                                                                      2,986,121
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 26,070,457
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 0.8%
    199,614      Touchstone Institutional
                 Money Market Fund^                                $    199,614
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(COST $22,379,429)                                                 $ 26,270,071
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                            15,310
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 26,285,381
--------------------------------------------------------------------------------

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

24

-------------------------------
Touchstone Growth & Income Fund
-------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE GROWTH & INCOME FUND

SUB-ADVISED BY DEUTSCHE INVESTMENT MANAGEMENT AMERICAS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Growth & Income Fund was 13.67% for the year ended December 31, 2006. The total return of the Russell 1000(R) Value Index was 22.25% for the same period.

The year 2006 proved to be a very rewarding one for equity investors as the vast majority of indices experienced strong double digit returns in the United States and around the globe. It was another year in which early volatility, anxieties and uncertainties gave way to a strong second half resurgence as fundamentals continued to be quite positive.

The Fund's results were positive but underperformed the benchmark, due to the benchmark's heavy emphasis on a few large stocks that performed unusually well over the period. We believe that the benchmark will become less formidable in the years ahead as the disparities that exist within it are rationalized over time and mean reversion exerts its powerful effect.

PORTFOLIO REVIEW

The Fund's underperformance was primarily attributable to security selection; its sector weights were a by-product of bottom-up security selection. Holdings in the Consumer Discretionary, Autos & Transportation, and Materials & Processing sectors detracted from the Fund's relative performance. In the Consumer Discretionary sector, the Fund's holdings in the Retail industry hurt results. Both Best Buy and Federated Department Stores felt pressure from concerns over the holiday shopping season. Federated had good consumer traffic, but experienced difficulty with stores converted to Macy's. Best Buy declined after it reported lower-than-expected profits due to price cuts on flat panel TVs. Transportation and Materials & Processing sectors detracted from performance due to stock selection. While Transportation holding Burlington Northern Santa Fe and Materials & Processing holding Air Products & Chemicals both experienced gains, they rose less than other stocks in their sectors.

The Fund's best-performing sectors were Energy and Utilities. The Energy sector performed better than the benchmark and the Fund's overweight position assisted relative results. Utilities contributed to performance due to an investment in FPL when its price increased after it cancelled a merger with Constellation Energy on concerns over regulatory and judicial approvals.

The Fund's portfolio has strong fundamentals and high-quality earnings growth. We believe it is undervalued versus its 10-year history and has a risk/reward profile that reinforces this undervaluation.

CURRENT STRATEGY AND OUTLOOK

Our strategy is relatively conservative and has consistently featured a list of high-quality growth companies that we believe are selling at attractive prices. The Fund's investment criteria have not wavered and the fundamentals are intact. The recent market action suggests behavior more akin to an ending than a beginning.

                                                 -------------------------------
                                                 Touchstone Growth & Income Fund
                                                 -------------------------------

--------------------------------------------------------------------------------

We remain bullish on the economy and believe the so called "soft landing" scenario seems most likely. On balance, the many positives appear to be powerful enough to offset housing declines and the plateau in auto sales. We see a period of slower growth followed by reacceleration and no further increases in Federal Reserve rates. Importantly, deficits are materially lower than feared a few years ago, and the trade-weighted dollar is actually modestly above 2004 levels despite the recent retreat. If the soft landing scenario bears fruit, the economic cycle will be extended for years and the longer-term market upside will be meaningful.


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/06                   12/31/06                   1/1/99
          13.67%                      7.58%                     5.78%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     1/1/99
                                     56.75%
--------------------------------------------------------------------------------

                     [The following table was represented
                  as a mountain chart in the printed material.]
-------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                    Touchstone            Russell
                                     Growth &              1000
                                      Income               Value
                                       Fund            (Major Index)

                     01/01/99         10,000              10,000
                     12/31/99         10,239              10,735
                     12/31/00         11,484              11,488
                     12/31/01         10,878              10,845
                     12/31/02          9,257               9,162
                     12/31/03         12,297              11,914
                     12/31/04         13,539              13,878
                     12/31/05         13,791              14,857
                     12/31/06         15,675              18,162

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on January 1, 1999.

26

-------------------------------
Touchstone Growth & Income Fund
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Shares                                                               Value

COMMON STOCKS -- 95.3%
  AEROSPACE & DEFENSE -- 1.1%
       3,875   L-3 Communications Holdings, Inc.                   $    316,898
--------------------------------------------------------------------------------
  BANKING -- 17.4%
      16,579   Bank of America                                          885,152
      21,425   Citigroup                                              1,193,372
      14,500   National City                                            530,120
       5,752   Regions Financial Corp.                                  215,125
       2,100   SunTrust Banks                                           177,345
      14,600   U.S. Bancorp                                             528,374
      14,950   Wachovia                                                 851,403
      14,750   Wells Fargo                                              524,510
--------------------------------------------------------------------------------
                                                                      4,905,401
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 3.1%
       7,275   General Mills                                            419,040
       9,500   The Coca-Cola Co.                                        458,375
--------------------------------------------------------------------------------
                                                                        877,415
--------------------------------------------------------------------------------
  CHEMICALS -- 2.6%
      10,200   Dow Chemical Co., (The)                                  407,388
       6,550   E.I. du Pont de Nemours & Co.                            319,051
--------------------------------------------------------------------------------
                                                                        726,439
--------------------------------------------------------------------------------
  COMMUNICATION EQUIPMENT -- 0.8%
       4,700   Harris Corp.                                             215,542
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 2.1%
      10,500   Cisco Systems*                                           286,965
       7,297   Hewlett-Packard                                          300,563
--------------------------------------------------------------------------------
                                                                        587,528
--------------------------------------------------------------------------------
  CONSUMER PRODUCTS -- 1.8%
       7,750   Colgate-Palmolive Co.                                    505,610
--------------------------------------------------------------------------------
  ELECTRONICS -- 3.3%
      15,425   Applied Materials                                        284,591
      22,725   Intel                                                    460,182
       6,200   Texas Instruments, Inc.                                  178,560
--------------------------------------------------------------------------------
                                                                        923,333
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 8.5%
       1,500   Goldman Sachs Group                                      299,025
      17,100   J.P. Morgan Chase                                        825,930
       6,400   Lehman Brothers Holdings, Inc.                           499,968
       3,800   Morgan Stanley                                           309,434
      10,200   Washington Mutual, Inc.                                  463,998
--------------------------------------------------------------------------------
                                                                      2,398,355
--------------------------------------------------------------------------------
  FOREST PRODUCTS & PAPER -- 1.3%
       9,250   Sonoco Products                                          352,055
--------------------------------------------------------------------------------
  INDUSTRIAL -- 5.1%
       2,900   Dover Corp.                                              142,158
       7,800   General Electric                                         290,238
       6,000   Honeywell International                                  271,440
      11,625   Ingersoll-Rand Co., Ltd. - Class A                       454,886
       4,250   United Technologies Corp.                                265,710
--------------------------------------------------------------------------------
                                                                      1,424,432
--------------------------------------------------------------------------------
  INSURANCE -- 4.9%
       6,175   AFLAC, Inc.                                              284,050
      10,300   American International Group                             738,098
       3,700   Hartford Financial Services Group, Inc.                  345,247
--------------------------------------------------------------------------------
                                                                      1,367,395
--------------------------------------------------------------------------------
  MANUFACTURING -- 1.5%
       9,100   Illinois Tool Works, Inc.                                420,329
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 0.1%
         630   Idearc, Inc.*                                             18,050
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 3.3%
      11,725   Baxter International, Inc.                               543,923
       5,900   Johnson & Johnson                                        389,518
--------------------------------------------------------------------------------
                                                                        933,441
--------------------------------------------------------------------------------
  OIL & GAS -- 17.8%
       9,200   Anadarko Petroleum Corp.                                 400,384
       2,100   Apache Corp.                                             139,671
       5,800   Baker Hughes, Inc.                                       433,028
      16,600   BJ Services                                              486,712
       5,900   BP Amoco plc - ADR                                       395,890
       7,575   Chevron Texaco                                           556,989
       6,750   ConocoPhillips                                           485,663
       5,900   Devon Energy Corp.                                       395,772
       9,000   ENSCO International, Inc.                                450,540
      10,900   Exxon Mobil                                              835,266
       7,200   Schlumberger Ltd.                                        454,752
--------------------------------------------------------------------------------
                                                                      5,034,667
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 4.1%
       7,550   Abbott Laboratories                                      367,761
      17,800   Pfizer                                                   461,020
       6,550   Wyeth                                                    333,526
--------------------------------------------------------------------------------
                                                                      1,162,307
--------------------------------------------------------------------------------
  RETAILERS -- 5.7%
       6,900   Best Buy                                                 339,411
       9,900   Federated Department Stores, Inc.                        377,487
      13,300   Lowe's Companies, Inc.                                   414,295
       4,200   Target Corp.                                             239,610
       8,075   TJX Companies, Inc. (The)                                229,976
--------------------------------------------------------------------------------
                                                                      1,600,779
--------------------------------------------------------------------------------
  SERVICES - PREPACKAGED SOFTWARE -- 1.8%
      24,800   Symantec Corp.*+                                         517,080
--------------------------------------------------------------------------------
  STATIONARY STORES -- 1.3%
      13,900   Staples, Inc.                                            371,130
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 5.2%
      13,300   AT&T, Inc.                                               475,475
      15,300   Nokia Oyj - ADR                                          310,896
      18,300   Verizon Communications                                   681,492
--------------------------------------------------------------------------------
                                                                      1,467,863
--------------------------------------------------------------------------------
  TRANSPORTATION -- 1.2%
       4,500   Burlington Northern Santa Fe                             332,145
--------------------------------------------------------------------------------
  UTILITIES -- 1.3%
       6,800   FPL Group, Inc.                                          370,056
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 26,828,250
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 6.7%
     534,006   BBH Securities Lending Fund **                           534,006
   1,357,658   Touchstone Institutional
               Money Market Fund^                                     1,357,658
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  1,891,664
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.0%
(COST $26,310,785)                                                 $ 28,719,914
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0%)                        (576,341)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 28,143,573
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2006, was $511,909.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE HIGH YIELD FUND

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone High Yield Fund was 7.90% for the year ended December 31, 2006. The total return of the Merrill Lynch High Yield Master Index was 11.64% for the same period.

The High Yield market finished the year impressively, but as has been the case throughout most of the year, broader bond market returns were led by lower-quality (CCC-rated securities) bonds with higher credit risk.

The primary reasons for such strong High Yield performance were extremely low default rates, easy borrowing conditions, a moderately expanding economy, and continued low volatility. Default rates approached historical lows with fewer than two percent of issuers defaulting on their debt. A strong economy and easy access to capital assisted in keeping default rates low. The general lack of volatility in the capital markets allowed relatively risky asset classes (including High Yield bonds) to continue to attract interest. This increased appetite for risk was seen in other asset classes as well, with equities performing extremely well and private equity continuing to attract considerable capital.

PORTFOLIO REVIEW

The Fund's performance was more in line with the broad benchmarks even though low-quality bonds continued to materially outperform. For the past four years, the strategy that has generated the best returns has been to overweight risky assets. In bond markets, lower quality credits have fared the best, while in equity markets, smaller companies have outperformed larger ones. Emerging markets have posted the highest returns overall in both debt and equity.

The Fund's lack of exposure to CCC-rated securities hindered relative returns. Additionally, benchmark returns were enhanced by large weights in Ford and GM bonds. Although the Fund did hold bonds from these issuers, prudence would not allow us to approach the benchmark weights which exceeded 10% in the aggregate. Finally, our emphasis on stability resulted in a portfolio lacking the volatility needed to keep up in an environment in which aggressive portfolios performed well.

CURRENT STRATEGY AND OUTLOOK

Some asset managers have successfully invested in riskier assets, mainly because the global economy has prospered and financial markets have been unusually calm. The prevailing view in financial markets is that these favorable developments will continue. However, some observers are skeptical and believe there are fundamental risks to economic growth (weaknesses in the housing market and the manufacturing sector, for example).

We believe that high-yield bonds can continue to perform well given our belief that the Fed has engineered a soft landing and that the economy will continue to expand, albeit moderately. While it is clear that high-yield spreads leave little room for capital appreciation, we believe that the current low volatility environment allows for the possibility of further gains. Longer term, we recognize that the continuation of such an accommodative environment may be uncertain. The main risk to our outlook would be a correction in the equity markets that could cause a repricing of risky assets. The causes of such a correction could be a variety of conditions, including a weakening dollar, continued weakness in the housing market, unanticipated Fed action, and the wildcard of energy prices.

28

--------------------------
Touchstone High Yield Fund
--------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

We remain confident in the Fund's ability to outperform over the long term. Many of the issues that presented challenges in 2006 are unlikely to have the same impact going forward. It is not likely that the lower-quality sectors can continue to outperform as much as they did in 2006, or that Ford and GM bonds can continue the pace of their gains. We expect our ability to differentiate among bonds will be very valuable in 2007 and we are comfortable with how the Fund is positioned.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/06                   12/31/06                   5/1/99
           7.90%                      9.25%                     5.60%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     5/1/99
                                     51.87%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                                        Merrill Lynch
                                   Touchstone             High Yield
                                   High Yield               Master
                                      Fund              (Major Index)

                 05/01/99           10,000                 10,000
                 12/31/99            9,189                  9,931
                 12/31/00            9,127                  9,554
                 12/31/01            9,759                 10,147
                 12/31/02           10,034                 10,031
                 12/31/03           12,441                 12,762
                 12/31/04           13,630                 14,136
                 12/31/05           14,075                 14,536
                 12/31/06           15,187                 16,228

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1999.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Principal                           Interest    Maturity
    Amount                               Rate        Date              Value

CORPORATE BONDS -- 95.7%
   AEROSPACE & DEFENSE -- 0.5%
$    171,000   DRS
               Technologies, Inc.        6.63%      2/1/16         $    172,283
--------------------------------------------------------------------------------
   AIRLINES -- 0.7%
     242,535   American Airlines         9.71%      1/2/07              243,141
--------------------------------------------------------------------------------
   AUTOMOTIVE -- 5.4%
      75,000   Autonation, Inc.          7.00%     4/15/14               75,563
     200,000   Ford Motor
               Credit Co.                7.88%     6/15/10              201,661
     300,000   Ford Motor
               Credit Co.                7.00%     10/1/13              286,494
     200,000   Ford Motor
               Credit Co.+               7.45%     7/16/31              157,000
     227,000   General Motors+           8.38%     7/15/33              209,975
     257,000   General Motors
               Acceptance Corp.          6.88%     9/15/11              263,604
     420,000   General Motors
               Acceptance Corp.          8.00%     11/1/31              482,189
     185,000   United Auto
               Group, Inc.               9.63%     3/15/12              194,481
     143,000   United Auto
               Group, Inc., 144A         7.75%    12/15/16              143,715
--------------------------------------------------------------------------------
                                                                      2,014,682
--------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 0.7%
     120,000   Texas Industries, Inc.    7.25%     7/15/13              121,800
     125,000   U.S. Concrete             8.38%      4/1/14              122,188
--------------------------------------------------------------------------------
                                                                        243,988
--------------------------------------------------------------------------------
   CHEMICALS -- 2.7%
      59,000   Lyondell
               Chemical Co.              8.00%     9/15/14               61,213
      39,000   Lyondell
               Chemical Co.              8.25%     9/15/16               40,950
      49,000   Mosaic Co., 144A          7.38%     12/1/14               50,286
      49,000   Mosaic Co., 144A          7.63%     12/1/16               50,776
     500,000   Nalco                     7.75%    11/15/11              511,250
     156,000   Nell Af Sarl, 144A        8.38%     8/15/15              160,290
     150,000   Polyone Corp.             8.88%      5/1/12              149,625
--------------------------------------------------------------------------------
                                                                      1,024,390
--------------------------------------------------------------------------------
   COAL -- 2.9%
     500,000   Foundation PA
               Coal Co.                  7.25%      8/1/14              508,750
     500,000   Massey Energy Co.         6.88%    12/15/13              470,000
      82,000   Peabody
               Energy Corp.              7.38%     11/1/16               87,330
--------------------------------------------------------------------------------
                                                                      1,066,080
--------------------------------------------------------------------------------
   COMMERCIAL SERVICES -- 0.9%
     350,000   Allied Waste NA           5.75%     2/15/11              338,625
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 1.2%
     309,000   SunGard Data
               Systems, Inc.             9.13%     8/15/13              324,450
     152,000   SunGard Data
               Systems, Inc.             4.88%     1/15/14              133,760
--------------------------------------------------------------------------------
                                                                        458,210
--------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 5.5%
     287,000   CMS Energy                6.30%      2/1/12              288,435
     166,000   Edison Mission
               Energy, 144A              7.50%     6/15/13              173,470
     368,000   Mirant NA LLC             7.38%    12/31/13              373,520
     490,000   NRG Energy                7.25%      2/1/14              493,675
     244,000   Regency Energy
               Partners, 144A            8.38%    12/15/13              244,610
     250,000   Reliant Resources         9.50%     7/15/13              268,125
     210,000   Sierra Pacific
               Power Co.                 6.00%     5/15/16              210,458
--------------------------------------------------------------------------------
                                                                      2,052,293
--------------------------------------------------------------------------------
   ELECTRONIC COMPONENTS -- 1.4%
     500,000   Communications
               & Power Industry          8.00%      2/1/12              507,500
--------------------------------------------------------------------------------
   FOOD PROCESSORS -- 3.8%
     200,000   Chiquita Brands
               International             7.50%     11/1/14              183,000
     225,000   Del Monte Corp.           8.63%    12/15/12              237,375
     500,000   Pilgrims Pride Corp.      9.25%    11/15/13              521,250
     466,000   Pinnacle Foods
               Group, Inc.               8.25%     12/1/13              477,068
--------------------------------------------------------------------------------
                                                                      1,418,693
--------------------------------------------------------------------------------
   FUNERAL SERVICES -- 2.2%
     500,000   Service Corp.
               International             6.75%      4/1/16              497,500
     350,000   Stewart Enterprises       6.25%     2/15/13              336,875
--------------------------------------------------------------------------------
                                                                        834,375
--------------------------------------------------------------------------------
   GAMING -- 0.6%
     250,000   Station Casinos           6.50%      2/1/14              222,188
--------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 6.5%
     250,000   Chemed Corp.              8.75%     2/24/11              258,750
     234,000   HCA, Inc.                 6.30%     10/1/12              214,110
     260,000   HCA, Inc.                 5.75%     3/15/14              215,800
     238,000   HCA, Inc., 144A           9.25%    11/15/16              254,958
     686,000   Iasis Healthcare          8.75%     6/15/14              694,574
     147,000   Omnicare, Inc.            6.88%    12/15/15              145,163
     253,000   Res-Care, Inc.            7.75%    10/15/13              259,325
     380,000   U.S. Oncology             9.00%     8/15/12              400,899
--------------------------------------------------------------------------------
                                                                      2,443,579
--------------------------------------------------------------------------------
   HEAVY MACHINERY -- 2.6%
     487,000   Case Corp.                7.25%     1/15/16              493,088
     488,000   Dresser-Rand
               Group, Inc.               7.38%     11/1/14              491,660
--------------------------------------------------------------------------------
                                                                        984,748
--------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.2%
      89,000   Sealy Mattress Co.        8.25%     6/15/14               93,005
--------------------------------------------------------------------------------
   HOUSING -- 4.7%
     315,000   Beazer Homes USA          6.88%     7/15/15              308,700
     169,000   Champion
               Enterprises               7.63%     5/15/09              166,465
     460,000   K Hovnanian
               Enterprises               6.25%     1/15/15              437,000
     250,000   KB Homes                  9.50%     2/15/11              257,500
     400,000   M/I Homes, Inc.           6.88%      4/1/12              359,000
     250,000   Meritage Homes
               Corp.                     6.25%     3/15/15              237,500
--------------------------------------------------------------------------------
                                                                      1,766,165
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

30

--------------------------
Touchstone High Yield Fund
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date               Value

CORPORATE BONDS -- 95.7% - continued
   INDUSTRIAL -- 3.3%
$    287,000   Ashtead
               Capital, Inc.,
               144A                      9.00%     8/15/16         $    307,090
     380,000   Chaparral
               Steel Co.                10.00%     7/15/13              424,175
     500,000   United Rentals
               NA, Inc.                  6.50%     2/15/12              493,750
--------------------------------------------------------------------------------
                                                                      1,225,015
--------------------------------------------------------------------------------
   MANUFACTURING -- 0.5%
     200,000   Trinity
               Industries, Inc.          6.50%     3/15/14              196,500
--------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 3.7%
     447,000   CSC Holdings, Inc.        8.13%     7/15/09              463,204
     122,000   Lamar Media Corp.         7.25%      1/1/13              124,288
     139,000   Lamar Media Corp.         6.63%     8/15/15              137,784
     152,000   Quebecor Media            7.75%     3/15/16              155,230
     500,000   Videotron Ltee            6.88%     1/15/14              503,124
--------------------------------------------------------------------------------
                                                                      1,383,630
--------------------------------------------------------------------------------
   METALS -- 3.8%
     610,000   Gibraltar
               Industries, Inc.          8.00%     12/1/15              601,612
     200,000   Newmont Mining            8.63%     5/15/11              223,955
     317,000   Novelis, Inc., 144A       8.25%     2/15/15              306,698
      80,000   PNA Group Inc.,
               144A                     10.75%      9/1/16               82,700
     200,000   Southern
               Copper Corp.              6.38%     7/27/15              203,509
--------------------------------------------------------------------------------
                                                                      1,418,474
--------------------------------------------------------------------------------
   MISCELLANEOUS -- 8.3%
      28,500   Dow Jones
               CDX HY                    8.75%    12/29/10               30,032
   3,000,000   Dow Jones
               CDX HY, 144A              8.38%    12/29/11            3,065,399
--------------------------------------------------------------------------------
                                                                      3,095,431
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 1.5%
     524,000   Ikon Office
               Solutions                 7.75%     9/15/15              548,890
--------------------------------------------------------------------------------
   OIL & GAS -- 10.8%
     206,000   Atlas Pipeline
               Partners                  8.13%    12/15/15              211,665
     500,000   Basic Energy
               Services                  7.13%     4/15/16              492,500
     486,000   Berry
               Petroleum Co.             8.25%     11/1/16              486,608
     250,000   Bluewater
               Finance Ltd.             10.25%     2/15/12              261,875
     500,000   Chesapeake
               Energy Corp.              6.88%     1/15/16              504,374
     149,000   Chesapeake
               Energy Corp.              6.50%     8/15/17              145,648
     114,000   Copano
               Energy LLC                8.13%      3/1/16              117,990
     161,000   Glencore
               Funding LLC, 144A         6.00%     4/15/14              156,948
     100,000   Holly Energy
               Partners LP               6.25%      3/1/15               95,000
     183,000   Paramount
               Resources, Ltd.           8.50%     1/31/13              181,628
     392,000   Sabine Pass
               Lng LP, 144A              7.25%    11/30/13              389,550
     506,000   Transcont
               Gas Pipe Corp.            6.40%     4/15/16              511,059
     500,000   United
               Refining Co.             10.50%     8/15/12              524,999
--------------------------------------------------------------------------------
                                                                      4,079,844
--------------------------------------------------------------------------------
   OIL & GAS - REFINING & MARKETING -- 1.7%
     600,000   Enterprise
               Products Oper.            8.38%      8/1/66              649,924
--------------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.7%
      69,000   Alltrista Corp.           9.75%      5/1/12               72,968
     180,000   Owens-Brockway
               Glass Containers          6.75%     12/1/14              174,600
--------------------------------------------------------------------------------
                                                                        247,568
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 1.3%
     477,000   Mylan
               Laboratories, Inc.        6.38%     8/15/15              472,230
--------------------------------------------------------------------------------
   PUBLISHING -- 3.0%
     143,000   Dex Media, Inc.*          0.00%    11/15/13              127,628
     430,000   Dex Media, Inc.*          0.00%    11/15/13              383,775
     122,000   Dex Media, Inc.           8.00%    11/15/13              125,660
     488,000   Idearc, Inc., 144A        8.00%    11/15/16              495,320
--------------------------------------------------------------------------------
                                                                      1,132,383
--------------------------------------------------------------------------------
   REAL ESTATE -- 0.4%
     158,000   Ventas Realty LP          7.13%      6/1/15              165,900
--------------------------------------------------------------------------------
   RETAIL -- 1.4%
     503,000   Asbury
               Automotive Group          8.00%     3/15/14              510,545
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 1.9%
     122,000   Freescale
               Semiconductor,
               144A                      8.88%    12/15/14              121,543
     103,000   NXP BV/NXP
               Funding LLC, 144A         7.88%    10/15/14              106,476
     483,000   Sensata
               Technologies, 144A        8.00%      5/1/14              463,680
--------------------------------------------------------------------------------
                                                                        691,699
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 7.8%
     500,000   Broadwing                 7.25%     6/15/23              487,500
     422,000   Citizens
               Communications            6.25%     1/15/13              414,088
     475,000   GCI, Inc.                 7.25%     2/15/14              471,438
     536,000   Panamsat Corp.            9.00%     8/15/14              566,149
     500,000   Qwest Corp.               7.88%      9/1/11              532,499
     400,000   Rogers Wireless, Inc.     7.25%    12/15/12              424,000
--------------------------------------------------------------------------------
                                                                      2,895,674
--------------------------------------------------------------------------------
   TRANSPORTATION -- 3.1%
     530,000   CHC
               Helicopter Corp.          7.38%      5/1/14              510,788
     350,000   Overseas
               Shipping Group            8.75%     12/1/13              378,000
     250,000   Stena AB                  9.63%     12/1/12              266,250
--------------------------------------------------------------------------------
                                                                      1,155,038
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $35,752,690
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      Touchstone High Yield Fund
                                                      --------------------------

--------------------------------------------------------------------------------

    Shares                                                             Value

INVESTMENT FUNDS -- 3.7%
     385,017   BBH Securities Lending Fund **                      $    385,017
     983,690   Touchstone Institutional
               Money Market Fund^                                       983,690
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                              $ 1,368,707
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%
(COST $36,673,232)                                                  $37,121,397
--------------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                           239,282
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $37,360,679
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2006, was $363,305.
*     Non-income producing security.
**    Represents collateral for securities loaned.
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities were valued at $6,573,509 or 17.59% of net assets.

The accompanying notes are an integral part of the financial statements.

32

------------------------------
Touchstone Mid Cap Growth Fund
------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE MID CAP GROWTH FUND

SUB-ADVISED BY   TCW INVESTMENT MANAGEMENT COMPANY LLC
                 WESTFIELD CAPITAL MANAGEMENT COMPANY LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Mid Cap Growth Fund was 16.18% for the year ended December 31, 2006. The total return of the Russell Midcap(R) Growth Index was 10.66% for the same period.

In a year in which the traditionally defensive sectors led the market's advance, the Fund significantly outperformed the benchmark. The merits of the sub-advisors' bottom-up investment processes were key to outperformance.

TCW INVESTMENT MANAGEMENT COMPANY, LLC
PORTFOLIO REVIEW

TCW's portion of the Fund was significantly overweight in the Technology and Health Care sectors (which were the two worst-performing sectors in the benchmark), and underweight the Consumer Staples sector, (which was the second-best performing sector). Dampening the negative impact of the asset allocation decisions was the positive impact of security selection in the Producer Durables and Consumer Discretionary sectors.

Only two sectors had negative stock selection results: Financial Services and Technology. Financial Services performed in sympathy with the bond market as risk-averse investors chased equities with attractive dividend yields. We believe Financial Services companies are generally overvalued and characterized by deteriorating fundamentals. We would expect this sector to underperform in 2007 as the housing downturn leads to a slowing economy and deteriorating credit quality.

Financial Services sector REITs also had a large weight in the benchmark, as the industry showed strong gains in the latter part of the year. We do not make investment decisions based on the benchmark, but use a bottom-up, valuation driven approach. We believe the decision to underweight this industry versus the benchmark will benefit future performance.

CURRENT STRATEGY AND OUTLOOK

The overweight position in Technology reflects attractive valuations and improving fundamentals. Investors have neglected this sector since the 2000 peak in information technology spending and stock prices in the sector subsequently have become more rational. Increased technology capital spending by both consumers and businesses should result in significant operating leverage, and we expect the release of the Microsoft Vista operating system to be a major catalyst for the industry. Now that the sector has become more mature, we believe Technology affords investors a lower-risk profile with significant upside potential.

Our investment strategy emphasizes buying companies that are selling at discounts to their intrinsic value as a result of exogenous factors such as stock market turbulence or temporary company-specific events. A case in point would be our willingness to buy companies having short-term earnings difficulties because they are making long-term changes in their business, such as product transitions or removing redundant manufacturing issues.

                                                  ------------------------------
                                                  Touchstone Mid Cap Growth Fund
                                                  ------------------------------

--------------------------------------------------------------------------------

Since the portfolio includes many former growth equities now selling at depressed valuations, it should continue to benefit from expanding valuations in a lower interest rate, moderating economy. The underweight in Financial Services and overweights in Technology and Consumer Staples are taken in light of a slowing housing market and overall economic deceleration.

WESTFIELD CAPITAL MANAGEMENT, LLC
PORTFOLIO REVIEW

In a year in which traditionally defensive sectors like Materials & Processing and Utilities led the market advance, Westfield's portion of the Fund outperformed the benchmark with little exposure to these sectors. The merits of our bottom-up investment process were evident as positive stock selection, particularly in Technology and Health Care, drove outperformance.

Positive stock selection in six separate Technology sector industries drove positive relative performance. Mercury Interactive, a developer of software testing tools, was acquired by Hewlett Packard in the third quarter and was a top contributor to portfolio returns. What we believe was a market overreaction to an SEC accounting inquiry led to an opportunistic purchase of business intelligence software vendor Cognos. Another business intelligence player, Business Objects, contributed to results as a new product cycle improved its competitive positioning. Semiconductor manufacturers Integrated Device Technologies and NVIDIA both added to relative returns. The share price of communications equipment manufacturer Polycom doubled in the period as its video conferencing business began to hit its stride. Unique pricing power allowed Alliance Data Systems, a provider of electronic transactions services, to consistently beat Wall Street expectations over the year.

Like Technology, stock selection in the underperforming Health Care sector delivered positive relative returns with particular strength in the Biotechnology and Pharmaceuticals industries. In Biotechnology, Celgene, a company focused on cancer and immunological diseases, posted particularly strong results in two key drugs. Shire PLC, a specialty pharmaceutical company, reported strength in its Adderall franchise for ADHD and announced the approval of a new drug. Finally, two portfolio companies, Fisher Scientific and Thermo Electron, merged in the fourth quarter after each posted solid results throughout the year. The portfolio continues to own the combined entity. A reimbursement contract dispute pressured the shares of Omnicare. With this contract now resolved, we remain confident in Omnicare's ability to leverage scale efficiencies as the dominant player in the institutional pharmacy market.

Results in the Energy sector detracted from performance. While we prudently trimmed Energy positions in the first and second quarters on valuation concerns and in anticipation of commodity price weakness associated with the so-called shoulder months, the portfolio remained overweight the sector. Additionally, we maintained a position concentration within Coal and Consumable Fuel, an industry that was down more than 10% in the period. In particular, Massey Energy suffered from not only commodity price weakness but also escalating production costs which squeezed margins. The Energy weight has been reduced with the sales of Massey, Arch Coal, Pioneer Natural Resources, and BJ Services.

34

------------------------------
Touchstone Mid Cap Growth Fund
------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

CURRENT STRATEGY AND OUTLOOK

Relative to this time last year, the portfolio has more exposure to Technology and less exposure to Energy. Health Care remains the largest sector weight and the largest overweight as we are finding interesting ideas across multiple industries. We anticipate a modest slowdown in economic growth and believe that the pursuit of differentiated, high-quality growth stocks will be rewarded in such an environment.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                     Ended
         12/31/06                   12/31/06                   12/31/06
          16.18%                     11.42%                    15.95%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                      Ended
                                    12/31/06
                                     339.12%
--------------------------------------------------------------------------------

                     [The following table was represented
                  as a mountain chart in the printed material.]
-------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                            Touchstone
                             Mid Cap            Russell            Russell
                              Growth            Mid Cap              2500
                               Fund          (Major Index)      (Minor Index)

    12/31/96                  10,000             10,000             10,000
    12/31/97                  13,367             12,254             12,901
    12/31/98                  13,805             14,443             14,204
    12/31/99                  20,259             21,850             16,793
    12/31/00                  26,260             19,283             18,179
    12/31/01                  25,572             15,397             17,157
    12/31/02                  19,867             11,177             14,381
    12/31/03                  29,256             15,951             20,142
    12/31/04                  32,785             18,420             24,215
    12/31/05                  37,797             20,648             27,278
    12/31/06                  43,912             22,850             31,441

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on November 21, 1994.

                                                  ------------------------------
                                                  Touchstone Mid Cap Growth Fund
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006


    Shares                                                             Value

COMMON STOCKS -- 99.6%
   AEROSPACE & DEFENSE -- 0.6%
       2,890   Alliant Techsystems*                              $      225,969
--------------------------------------------------------------------------------
   AGRICULTURAL CHEMICALS -- 1.1%
       7,700   Monsanto Co.                                             404,481
--------------------------------------------------------------------------------
   APPAREL -- 0.7%
       7,540   Jones Apparel Group                                      252,062
--------------------------------------------------------------------------------
   APPLICATION SOFTWARE -- 2.5%
      14,200   Business Objects S.A.- ADR*                              560,190
      33,800   TIBCO Software, Inc.*                                    319,072
--------------------------------------------------------------------------------
                                                                        879,262
--------------------------------------------------------------------------------
   ASSET MANAGEMENT -- 1.9%
       6,700   Investors Financial Services+                            285,889
       8,900   T. Rowe Price Group, Inc.                                389,553
--------------------------------------------------------------------------------
                                                                        675,442
--------------------------------------------------------------------------------
   CASINOS AND GAMING -- 1.2%
       9,700   Boyd Gaming Corp.+                                       439,507
--------------------------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT -- 1.1%
      19,004   Comverse Technology, Inc.*                               401,174
--------------------------------------------------------------------------------
   COMPUTER SOFTWARE &
   PROCESSING -- 0.6%
      11,365   Activision, Inc.*                                        195,933
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 0.5%
       2,460   Molson Coors Brewing Co. - Class B+                      188,042
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -
   AUTOMOTIVE RETAIL -- 1.0%
      10,500   O'Reilly Automotive, Inc.*                               336,630
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -
   SPECIALTY STORES -- 2.0%
       7,700   Dick's Sporting Goods, Inc.*+                            377,223
       8,700   Tiffany & Co.                                            341,388
--------------------------------------------------------------------------------
                                                                        718,611
--------------------------------------------------------------------------------
   CONSUMER, NON-CYCLICAL -- 0.7%
       8,600   Pilgrim's Pride Corp. - Class B                          253,098
--------------------------------------------------------------------------------
   ELECTRICAL COMPONENTS -- 1.6%
      17,600   AMETEK, Inc.                                             560,384
--------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT -- 1.2%
       5,300   Mettler-Toledo International, Inc.*                      417,905
--------------------------------------------------------------------------------
   ELECTRONICS -- 2.2%
      27,485   LSI Logic*+                                              247,365
       7,630   Tektronix                                                222,567
      21,425   Vishay Intertechnology*                                  290,095
--------------------------------------------------------------------------------
                                                                        760,027
--------------------------------------------------------------------------------
   EMPLOYMENT SERVICES -- 1.2%
       9,200   Monster Worldwide, Inc.*                                 429,088
--------------------------------------------------------------------------------
   ENERGY - COAL AND CONSUMER FUELS -- 0.8%
       8,900   CONSOL Energy, Inc.                                      285,957
--------------------------------------------------------------------------------
   ENERGY - OIL AND GAS -- 6.4%
       2,675   Cameron International Corp.*                             141,909
      14,600   Chesapeake Energy+                                       424,130
       9,800   Grant Prideco, Inc.*                                     389,746
       7,400   Hess Corp.+                                              366,818
       5,001   Murphy Oil Corp.                                         254,301
      10,400   Smith International, Inc.                                427,127
       4,780   Weatherford International, Ltd.*                         199,756
--------------------------------------------------------------------------------
                                                                      2,203,787
--------------------------------------------------------------------------------
   FINANCIAL - BANKING -- 4.4%
      15,335   Commerce Bancorp, Inc.+                                  540,865
       5,865   Marshall & Ilsley Corp.                                  282,165
      13,176   New York Community Bancorp, Inc.                         212,134
       6,585   People's Bank                                            293,823
       5,080   SVB Financial Group*                                     236,830
--------------------------------------------------------------------------------
                                                                      1,565,817
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.9%
       8,875   Federated Investors, Inc. - Class B                      299,798
--------------------------------------------------------------------------------
   HEALTH CARE -- 0.7%
       5,400   Varian*                                                  241,866
--------------------------------------------------------------------------------
   HEALTH CARE - BIOTECHNOLOGY -- 3.3%
      20,100   Celgene*+                                              1,156,353
--------------------------------------------------------------------------------
   HEALTH CARE - LIFE SCIENCE TOOLS -- 4.3%
      33,410   Thermo Electron*+                                      1,513,139
--------------------------------------------------------------------------------
   HEALTH CARE - MANAGED CARE AND SERVICES -- 2.7%
       7,050   Coventry Health Care, Inc.*                              352,853
      15,300   Omnicare, Inc.+                                          591,039
--------------------------------------------------------------------------------
                                                                        943,892
--------------------------------------------------------------------------------
   HEALTH CARE - PHARMACEUTICALS -- 5.0%
      52,700   Elan Corp. plc*+                                         777,325
       7,335   Hospira, Inc.*                                           246,309
      11,900   Shire Pharmaceuticals Group plc                          734,944
--------------------------------------------------------------------------------
                                                                      1,758,578
--------------------------------------------------------------------------------
   HEALTH CARE EQUIPMENT -- 2.5%
       5,960   Bausch & Lomb, Inc.                                      310,278
      12,300   Cytyc Corp.*                                             348,090
       4,125   Hillenbrand Industries, Inc.                             234,836
--------------------------------------------------------------------------------
                                                                        893,204
--------------------------------------------------------------------------------
   HEALTH CARE FACILITY -- 3.1%
       8,700   Community Health Systems*                                317,724
       9,405   HEALTHSOUTH Corp.*+                                      213,023
       7,200   Manor Care                                               337,824
       5,240   Triad Hospitals, Inc.*                                   219,189
--------------------------------------------------------------------------------
                                                                      1,087,760
--------------------------------------------------------------------------------
   HEALTH CARE SERVICES -- 0.6%
       3,900   DaVita, Inc.*                                            221,832
--------------------------------------------------------------------------------
   HEAVY MACHINERY -- 1.3%
       4,995   Dover                                                    244,855
       6,416   Pentair, Inc.                                            201,462
--------------------------------------------------------------------------------
                                                                        446,317
--------------------------------------------------------------------------------
   HOME FURNISHINGS -- 0.6%
       8,670   Leggett & Platt                                          207,213
--------------------------------------------------------------------------------
   HOTELS/MOTELS & RESORTS -- 0.8%
       5,700   Gaylord Entertainment Co.*                               290,301
--------------------------------------------------------------------------------
   INDUSTRIAL MACHINERY -- 2.5%
       7,500   IDEX Corp.                                               355,575
       5,300   ITT Industries, Inc.                                     301,146
       4,765   Joy Global, Inc.                                         230,340
--------------------------------------------------------------------------------
                                                                        887,061
--------------------------------------------------------------------------------
   INDUSTRIALS -- 0.6%
       3,105   Teleflex, Inc.                                           200,459
--------------------------------------------------------------------------------
   INDUSTRIALS - AEROSPACE/DEFENSE -- 0.5%
       3,600   DRS Technologies, Inc.                                   189,648
--------------------------------------------------------------------------------
   INDUSTRIALS - TRADE COMPANIES
   AND DISTRIBUTION -- 1.2%
      10,900   MSC Industrial Direct Co. - Class A                      426,735
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

36

------------------------------
Touchstone Mid Cap Growth Fund
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

    Shares                                                             Value

   INFORMATION TECHNOLOGY -- 2.4%
       6,020   Diebold, Inc.                                         $  280,532
       4,380   SPX Corp.                                                267,881
      51,930   Sun Microsystems, Inc.*                                  281,460
--------------------------------------------------------------------------------
                                                                        829,873
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   APPLICATION SOFTWARE -- 4.1%
       5,000   Amdocs, Ltd.*                                            193,750
      14,300   Cognos, Inc.*                                            607,178
      13,100   McAfee, Inc.*                                            371,778
      12,400   Red Hat, Inc.*+                                          285,200
--------------------------------------------------------------------------------
                                                                      1,457,906
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   COMMUNICATIONS EQUIPMENT -- 1.2%
      14,100   Polycom, Inc.*                                           435,831
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   CONSULTING -- 0.8%
      11,100   Satyam Computer Services Ltd. - ADR                      266,511
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -
   DATA PROCESSING SERVICES -- 1.8%
       5,200   Alliance Data Systems Corp.*                             324,844
       8,000   CheckFree Corp.*                                         321,280
--------------------------------------------------------------------------------
                                                                        646,124
--------------------------------------------------------------------------------
   INSURANCE -- 2.8%
       9,595   Arthur J. Gallagher & Co.                                283,532
       3,070   Assurant, Inc.                                           169,618
       9,520   Old Republic International Corp.                         221,626
       7,485   Willis Group Holdings, Ltd.                              297,229
--------------------------------------------------------------------------------
                                                                        972,005
--------------------------------------------------------------------------------
   INVESTMENT BANKING/BROKERAGE -- 1.9%
      29,395   E*Trade Financial Corp.*                                 659,036
--------------------------------------------------------------------------------
   LIFE SCIENCE TOOLS -- 1.0%
       6,100   Invitrogen Corp.*                                        345,199
--------------------------------------------------------------------------------
   MARINE -- 0.6%
       6,300   Kirby Corp.*                                             215,019
--------------------------------------------------------------------------------
   MATERIALS -- 1.6%
       4,480   Cytec Industries, Inc.                                   253,165
       6,035   International Flavors & Fragrances, Inc.+                296,680
--------------------------------------------------------------------------------
                                                                        549,845
--------------------------------------------------------------------------------
   MEDICAL SUPPLIES -- 1.1%
       2,810   Beckman Coulter, Inc.                                    168,038
       4,705   Edwards Lifesciences Corp.*                              221,323
--------------------------------------------------------------------------------
                                                                        389,361
--------------------------------------------------------------------------------
   PERSONAL PRODUCTS -- 1.2%
      10,400   Estee Lauder Companies, Inc. (The)                       424,528
--------------------------------------------------------------------------------
   RAILROADS -- 1.0%
       6,900   Canadian Pacific Railway, Ltd.+                          364,044
--------------------------------------------------------------------------------
   RESTAURANTS -- 0.8%
      11,185   Cheesecake Factory (The)*                                275,151
--------------------------------------------------------------------------------
   RETAILERS -- 4.2%
       7,125   Federated Department Stores, Inc.                        271,676
      11,100   GameStop Corp.*+                                         611,721
      14,315   Gap, Inc. (The)                                          279,143
       8,050   Regis Corp.                                              318,297
--------------------------------------------------------------------------------
                                                                      1,480,837
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 5.7%
      10,025   ASML Holding N.V.*                                       246,916
      54,900   Atmel Corp.*                                             332,144
       6,430   Maxim Integrated Products, Inc.                          196,887
       8,700   NVIDIA Corp.*                                            321,987
      18,600   Qimonda AG-ADR*                                          325,686
      23,460   Teradyne*                                                350,961
      12,501   Verigy, Ltd.*                                            221,893
--------------------------------------------------------------------------------
                                                                      1,996,474
--------------------------------------------------------------------------------
   TECHNOLOGY - SEMI-CONDUCTORS -- 4.4%
      12,390   Analog Devices, Inc.                                     407,260
       5,865   International Rectifier Corp.*                           225,978
       4,310   KLA-Tencor Corp.                                         214,423
      18,365   Micron Technology, Inc.*                                 256,375
       8,935   National Semiconductor Corp.                             202,825
       6,808   Novellus Systems, Inc.*                                  234,331
--------------------------------------------------------------------------------
                                                                      1,541,192
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 0.7%
      18,030   ADC Telecommunications, Inc.*                            261,976
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                 $35,068,244
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 19.0%
   6,465,033   BBH Securities Lending Fund **                         6,465,033
     219,761   Touchstone Institutional
               Money Market Fund^                                       219,761
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                              $ 6,684,794
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 118.6%
(COST $37,048,586)                                                  $41,753,038
LIABILITIES IN EXCESS OF OTHER ASSETS -- (18.6%)                     (6,537,179)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                $35,215,859
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2006, was $6,277,407.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Money Market Fund
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Principal                          Interest    Maturity
    Amount                              Rate        Date               Value

COMMERCIAL PAPER -- 7.5%
$  2,766,000   Giro Funding CP           5.28%      1/2/07       $    2,765,594
   3,000,000   BNP Paribas
               Finance, Inc. CP          5.30%      1/2/07            2,999,559
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                           $    5,765,153
--------------------------------------------------------------------------------
CORPORATE BONDS -- 28.2%
     297,000   General Electric
               Capital Corp.             2.80%     1/15/07              296,762
     315,000   Bear Stearns
               Co., Inc.                 5.70%     1/15/07              315,069
     704,000   Merrill
               Lynch & Co.               7.00%     1/15/07              704,390
     309,000   Toyota Motor
               Credit Corp.              5.65%     1/15/07              309,030
     726,000   MBNA Corp.                6.25%     1/17/07              726,195
     850,000   Alabama Power
               Co. FRN                   5.62%     1/23/07              850,710
     500,000   HSBC
               Finance Corp.             5.75%     1/30/07              500,376
   1,000,000   Fifth Third Bank          2.70%     1/30/07              998,000
     853,000   Bank of
               America Corp.             5.25%      2/1/07              853,171
     790,000   Southern Co.
               Capital Funding           5.30%      2/1/07              789,788
     175,000   General Electric
               Capital Corp.             2.40%     2/15/07              174,418
   2,850,000   National Rural
               Utilities                 6.50%      3/1/07            2,853,925
     635,000   HSBC Finance
               Corp.                     6.88%      3/1/07              636,331
     288,000   HSBC Finance
               Corp.                     7.88%      3/1/07              289,095
     278,000   Morgan
               Stanley Group             6.88%      3/1/07              278,577
     222,000   Citigroup, Inc.           5.00%      3/6/07              221,827
     100,000   HSBC Finance
               Corp.                     4.90%     3/15/07               99,944
   2,000,000   HSBC Finance
               Corp.                     5.00%     3/15/07            1,999,598
     583,000   Morgan Stanley            5.80%      4/1/07              583,285
     500,000   SLM Corp.                 5.63%     4/10/07              500,003
     100,000   Credit Suisse             5.75%     4/15/07              100,060
     100,000   McDonald's
               Corp.                     5.38%     4/30/07               99,976
     210,000   Merrill
               Lynch & Co.               3.00%     4/30/07              208,146
   1,035,000   Bank One Corp.            7.60%      5/1/07            1,042,076
     155,000   Caterpillar
               Financial
               Services Corp.            3.10%     5/15/07              153,695
     100,000   National
               City Bank                 3.30%     5/15/07               99,240
     190,000   FPL Group
               Capital                   6.13%     5/15/07              190,314
     570,000   General
               Electric
               Capital Corp.             8.75%     5/21/07              576,949
     200,000   JPMorgan
               Chase & Co.               7.25%      6/1/07              201,468
     200,000   Caterpillar
               Financial
               Services Corp.            4.88%     6/15/07              199,259
     650,000   Comerica Bank             7.25%     6/15/07              655,249
     152,000   General Electric
               Capital Corp.             5.00%     6/15/07              151,654
     100,000   HSBC Finance
               Corp.                     5.60%     6/15/07              100,116
   2,154,000   ABN AMRO
               Bank                      7.13%     6/18/07            2,169,941
     123,000   Georgia
               Power Co.                 4.88%     7/15/07              122,438
     600,000   National
               City Bank                 4.88%     7/20/07              598,142
     125,000   McDonald's
               Corp.                     6.50%      8/1/07              125,781
     294,000   US Bank NA                3.70%      8/1/07              291,188
     200,000   Caterpillar
               Financial
               Services Corp.            3.13%     8/15/07              197,335
     227,000   Caterpillar
               Financial Services
               Corp.                     3.63%    11/15/07              223,599
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                               $21,487,120
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 3.9%
     500,000   San Diego CA
               (Jack Murphy
               Stad-A)                   6.95%      2/1/07              500,537
   1,000,000   Camden Co
               NJ Impt Auth
               Rev BANS                  5.74%      8/1/07            1,000,000
   1,500,000   Chelsea MA
               BANS                      5.50%    12/27/07            1,501,954
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                      $  3,002,491
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 58.1%
      55,000   St Johns Co FL
               HFA (Ponce
               Harbor Apts)              5.47%      1/3/07               55,000
     445,000   Greenville SC
               Mem Aud
               (Bi-Lo Ctr)               5.47%      1/3/07              445,000
     305,000   Volusia Co FL
               HFA MFH
               (Sunrise Pointe)          5.47%      1/3/07              305,000
     235,000   Florida HFC
               MFH (Arlington)           5.47%      1/3/07              235,000
   2,872,000   Haas Door Co
               & Nofziger
               Doors Intl Inc            5.38%      1/3/07            2,872,000
     250,000   Chattanooga
               TN Hlth Ed MFH
               (Windridge)               5.47%      1/3/07              250,000
   2,000,000   Cl B Rev Bd
               Ctfs Ser 2004-2           5.60%      1/4/07            2,000,000

The accompanying notes are an integral part of the financial statements.

38

----------------------------
Touchstone Money Market Fund
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

   Principal                          Interest    Maturity
    Amount                              Rate        Date               Value

VARIABLE RATE DEMAND NOTES* -- 58.1% - CONTINUED
$  1,000,000   MI St Strat Fd
               Rev Ser B
               (Mot LLC)                 5.39%      1/4/07         $  1,000,000
     145,000   LA Local Govt
               Environment CDA
               (Northwestern
               St Univ)                  5.45%      1/4/07              145,000
     300,000   Powell Hlthcare           5.47%      1/4/07              300,000
     480,000   Vista Funding
               Ser 01-B                  5.37%      1/4/07              480,000
     305,000   Schenectady NY
               IDA Rev (JMR
               Dev Co Project)           5.42%      1/4/07              305,000
     600,000   Assk Properties
               LLC                       5.52%      1/4/07              600,000
   1,940,000   Taylor Steel Inc          5.43%      1/4/07            1,940,000
   1,075,000   Mountain State
               Univ Inc WV Rev           5.50%      1/4/07            1,075,000
   1,000,000   Rev Bd Ctf Ser
               2004-12 (Timber
               Lake)                     5.60%      1/4/07            1,000,000
     920,000   Aurora Kane
               & Du Page Co
               IL IDR (A&B Hldgs)        5.50%      1/4/07              920,000
     815,000   VP Pack LLC               5.50%      1/4/07              815,000
     250,000   New York St
               Hsg Fin Agy Rev           5.35%      1/4/07              250,000
     195,000   Suffolk Co NY
               IDA (Hampton
               Day School)               5.47%      1/4/07              195,000
   1,670,000   Wai Enterprises
               LLC Ser 2004              5.40%      1/4/07            1,670,000
   1,740,000   Mountain
               Agency Inc                5.50%      1/4/07            1,740,000
     930,000   Keltec Inc                5.43%      1/4/07              930,000
   1,000,000   American Natl
               Fish & Wildlife
               Museum                    5.45%      1/4/07            1,000,000
     623,000   Rev Bd Ctf Ser
               2004-15
               (Centennial)              5.60%      1/4/07              623,000
     720,000   Bee-Holdings Inc          5.43%      1/4/07              720,000
   1,000,000   Mill St Village LLC       5.55%      1/4/07            1,000,000
     525,000   Grant St Housing
               Partners                  5.52%      1/4/07              525,000
   1,260,882   Rev Bd Ctf Ser
               2004-06 (Hunters
               Glen)                     5.60%      1/4/07            1,260,882
   2,300,000   Rev Bd Ctf Ser
               2006-05
               (Wildwood)                5.60%      1/4/07            2,300,000
   1,685,000   Findlay Medical -
               Dental                    5.41%      1/4/07            1,685,000
     540,000   Lake Oswego
               OR Redev Agy
               Tax Increment
               Rev Ser B                 5.42%      1/4/07              540,000
   2,460,000   Springfield MO
               Redev Auth Rev
               (Univ Plaza Hotel)        5.55%      1/4/07            2,460,000
     885,000   Agra Enterprises          5.41%      1/4/07              885,000
     445,000   Aurora IL IDA
               Rev Ser B                 5.48%      1/4/07              445,000
     655,000   Wilmington
               Iron & Metal              5.42%      1/4/07              655,000
   2,000,000   Lavonia O Frick
               Family Trust              5.40%      1/4/07            2,000,000
     420,000   IL Fin Auth
               (Sunshine
               Thru Golf)                5.47%      1/4/07              420,000
     360,000   Miklin
               Enterprises Inc           5.50%      1/4/07              360,000
     347,000   Fitch Denney
               Funeral Home Inc          5.50%      1/4/07              347,000
     352,000   CWB
               Investments LLC           5.50%      1/4/07              352,000
     250,000   Florida HFC
               MFH (Avalon
               Reserve)                  5.47%      1/4/07              250,000
     240,000   American
               Watchmakers               5.55%      1/4/07              240,000
     390,000   Westmoreland
               Co PA IDA
               (Greensburg
               Thermal) Ser B            5.39%      1/4/07              390,000
   3,000,000   Heart Center LLC          5.43%      1/4/07            2,999,999
     900,000   P&P Investment
               Co Inc                    5.43%      1/4/07              900,000
     860,000   Green Valley
               Baptist Church
               (Birmingham AL)           5.45%      1/5/07              860,000
     540,000   Diaz-Upton LLC            5.45%      1/5/07              540,000
   1,040,000   Community
               Christian
               School Inc                5.45%      1/5/07            1,040,000
--------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                  $ 44,324,881
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.8%
     645,000   Federal Farm
               Credit Bank               3.90%     6/21/07         $    640,369
--------------------------------------------------------------------------------
BANK CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 1.3%
   1,000,000   Royal Bank
               of Canada                 5.49%     10/2/07         $  1,000,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(COST $76,220,014)                                                 $ 76,220,014
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                           147,429
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 76,367,443
--------------------------------------------------------------------------------

*     Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA - Community Development Authority
CP - Commercial Paper
FRN - Floating Rate Note
HFA - Housing Finance Authority
HFC - Housing Finance Corporation
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFH - Multi-Family Housing

The accompanying notes are an integral part of the financial statements.

                                              ----------------------------------
                                              Touchstone Third Avenue Value Fund
                                              ----------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE THIRD AVENUE VALUE FUND

SUB-ADVISED BY THIRD AVENUE MANAGEMENT LLC

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Third Avenue Value Fund was 15.87% for the year ended December 31, 2006. The total return for the Russell 3000 Value Index was 22.34% for the same period.

At Third Avenue, we adhere to a disciplined value approach to investing. We perform a thorough, bottom-up analysis to identify companies that we feel are "safe and cheap," based on their financial strength, quality management teams, readily available financial information and disclosure, and prices below their private market values. In order to achieve our goal of creating value over the long term, holdings also have strong balance sheets which we believe give the companies long-term staying power and the ability to outperform in rough times.

PORTFOLIO REVIEW

Positive absolute performance was driven by meaningful appreciation from select holdings, including Brookfield Asset Management, Investor AB, and Toyota Industries. These positive contributions were partially offset by declines in some telecommunications-related holdings, including Comverse Technology, Sycamore Networks, and Tellabs, as well as declines in several Financial Services companies, including asset manager Legg Mason and real estate developer The St. Joe Company.

The Fund established a position in Mellon Financial, a global financial services company headquartered in Pittsburgh. In our view, Mellon was selling at a meaningful discount to our estimate of its net asset value at the time of purchase. Additionally, Mellon has a strong long-term track record of growth in assets under management and custody. In the fourth quarter of 2006, Mellon announced that it had agreed to merge with The Bank of New York. The transaction is expected to be completed in the third quarter of 2007, subject to regulatory and shareholder approvals.

Positions established in other sectors include Intel in the Technology sector and Cimarex Energy in the Energy sector. Intel designs, manufactures, and sells computer components and related products. Following an earnings disappointment, we were able to purchase shares of this extremely well-financed market leader at attractive prices. The near-term operating outlook for Intel seems poor, but the long-term outlook seems fairly favorable.

Taking advantage of negative sentiment and weak near-term fundamentals in natural gas, we initiated a position in Cimarex Energy. With natural gas comprising approximately 75% of its production profile, Cimarex has grown its business and produced a long history of successful exploration and drilling. The well-regarded management team is conspicuous for being non-promotional, debt-averse, and conservative about booking reserves--characteristics that we find particularly attractive. Should commodity prices weaken, Cimarex, with its low levels of debt and high-quality reserves, ought to be particularly well-positioned to buy attractively priced assets.

During the year, the Fund's positions in three holdings were eliminated as a result of "resource conversions" (i.e., going private or selling to a strategic buyer). GEAC Computer, a Canadian software concern, entered into an agreement to go private in a cash transaction. Also, Maverick Tube was acquired by Tenaris S.A., while Trammell Crow was acquired by CB Richard Ellis Group. Pending transactions include an agreement for American Power Conversion to be acquired by Schneider Electric S.A. and for Bandag to be acquired by Bridgestone. Each of these transactions offered significant premiums to the Fund's cost basis and the resulting returns contributed to performance.

40

----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

CURRENT STRATEGY AND OUTLOOK

We are pleased with the overall quality of stocks in the Fund, and we are encouraged by solid business fundamentals for most of its holdings. Additionally, we believe that the Fund remains well-positioned to benefit from more resource conversions, either in the form of share buybacks (with the transactions financed largely with the businesses' surplus cash), or in the form of acquisitions by strategic buyers. Therefore, we believe that the Fund has two ways to win: either resource conversion or value recognition by the public markets.

For long-term fundamental investors, the short-term market environment is relatively unimportant. In the long run, Fund performance will be driven by the merits of the investments more than by general market conditions. Regardless of the performance of the general market, we continue to be comfortable with Third Avenue's investment philosophy and how we are applying it.


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                 Ten Years
           Ended                      Ended                      Ended
         12/31/06                   12/31/06                   12/31/06
          15.87%                     14.66%                     13.16%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                   Ten Years
                                     Ended
                                   12/31/05
                                    244.44%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                         Touchstone     Russell 3000
                        Third Avenue       Value
                         Value Fund    (Major Index)

         12/31/96           10,000         10,000
         12/31/97           13,042         13,483
         12/31/98           15,443         15,303
         12/31/99           13,568         16,321
         12/31/00           15,082         17,633
         12/31/01           17,380         16,870
         12/31/02           14,340         14,309
         12/31/03           20,103         18,765
         12/31/04           25,316         21,943
         12/31/05           29,723         23,446
         12/31/06           34,444         28,684

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on December 14, 1992.

On May 1, 2005, the Fund changed its benchmark from the Russell 2500 Value Index to the Russell 3000 Value Index because the Russell 3000 Value Index is more representative of the multi-cap nature of the Fund.

                                              ----------------------------------
                                              Touchstone Third Avenue Value Fund
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

    Shares                                                             Value

COMMON STOCKS -- 66.8%
   AUTOMOTIVE -- 1.5%
     100,400   Superior Industries International, Inc.+            $  1,934,708
--------------------------------------------------------------------------------
   BANKING -- 2.1%
      79,700   Brookline Bancorp, Inc.                                1,049,649
     100,010   NewAlliance Bancshares, Inc.                           1,640,164
--------------------------------------------------------------------------------
                                                                      2,689,813
--------------------------------------------------------------------------------
   BLDG CONSTRUCTION - GEN CONT. & OP -- 0.9%
      20,710   MDC Holdings, Inc.+                                    1,181,506
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 3.0%
      80,541   Handleman Company                                        545,263
      66,900   JAKKS Pacific, Inc.*                                   1,461,096
     126,800   LeapFrog Enterprises, Inc.*+                           1,202,064
      32,000   Russ Berrie and Company, Inc.*                           494,400
--------------------------------------------------------------------------------
                                                                      3,702,823
--------------------------------------------------------------------------------
   ELECTRONICS -- 9.4%
      82,800   American Power Conversion Corp.                        2,532,852
     169,000   AVX Corp.                                              2,499,510
      24,600   Bel Fuse, Inc. - Class B                                 855,834
      62,600   Electronics For Imaging, Inc.*                         1,663,908
      75,000   Intel                                                  1,518,750
      25,600   Lexmark International, Inc. - Class A*                 1,873,920
      30,700   Synopsys, Inc.*                                          820,611
--------------------------------------------------------------------------------
                                                                     11,765,385
--------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 9.5%
      15,000   Ambac Financial Group, Inc.                            1,336,050
      13,800   CIT Group, Inc.                                          769,626
      28,250   Legg Mason, Inc.                                       2,685,163
      37,100   MBIA, Inc.                                             2,710,526
      79,258   Mellon Financial Corp.                                 3,340,724
      48,725   Westwood Holdings Group, Inc.                          1,122,137
--------------------------------------------------------------------------------
                                                                     11,964,226
--------------------------------------------------------------------------------
   HEALTH CARE PRODUCTS & SERVICES -- 3.1%
      60,800   Cross Country Healthcare, Inc.*                        1,326,656
       9,450   PAREXEL International Corp.*                             273,767
      88,000   Pfizer, Inc.                                           2,279,200
--------------------------------------------------------------------------------
                                                                      3,879,623
--------------------------------------------------------------------------------
   INDUSTRIAL -- 6.2%
      51,300   Alamo Group, Inc.                                      1,203,498
      25,600   Bandag, Inc.                                           1,291,008
      63,800   POSCO - ADR+                                           5,274,346
--------------------------------------------------------------------------------
                                                                      7,768,852
--------------------------------------------------------------------------------
   INSURANCE -- 5.0%
      98,525   Millea Holdings, Inc. - ADR                            3,534,092
      61,800   Phoenix Companies, Inc. (The)                            982,002
      33,000   Radian Group, Inc.                                     1,779,030
--------------------------------------------------------------------------------
                                                                      6,295,124
--------------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 1.0%
       9,500   Capital Southwest Corp.                                1,199,280
--------------------------------------------------------------------------------
   MEDIA -- 1.3%
       4,375   Liberty Media Corp. - Capital, Class A*                  428,663
      21,875   Liberty Media Corp. - Interactive, Class A* *            471,844
      24,095   Tribune Company                                          741,643
--------------------------------------------------------------------------------
                                                                      1,642,150
--------------------------------------------------------------------------------
   OIL & GAS -- 5.8%
      18,940   Cimarex Energy Company                                   691,310
      37,800   Pogo Producing Company                                 1,831,032
      23,800   St. Mary Land & Exploration Company*+                    876,792
      35,000   Tidewater, Inc.                                        1,692,600
      46,200   Whiting Petroleum Corp.*                               2,152,920
--------------------------------------------------------------------------------
                                                                      7,244,654
--------------------------------------------------------------------------------
   REAL ESTATE -- 12.3%
      87,825   Brookfield Asset
               Management, Inc. - Class A                             4,231,408
      84,000   Forest City Enterprises, Inc. - Class A                4,905,599
     103,950   Origen Financial, Inc.                                   712,058
      40,420   ProLogis                                               2,456,323
      21,700   Skyline Corp.                                            872,774
      41,600   St. Joe Company (The)+                                 2,228,512
--------------------------------------------------------------------------------
                                                                     15,406,674
--------------------------------------------------------------------------------
   SEMI-CONDUCTOR EQUIPMENT -- 1.7%
      30,000   Applied Materials, Inc.                                  553,500
      76,000   Electro Scientific Industries, Inc.*                   1,530,640
--------------------------------------------------------------------------------
                                                                      2,084,140
--------------------------------------------------------------------------------
   SOFTWARE -- 0.6%
      31,100   Sybase, Inc.*                                            768,170
--------------------------------------------------------------------------------
   TELECOMMUNICATION EQUIPMENT -- 3.4%
      80,300   Comverse Technology, Inc.*                             1,695,133
     214,650   Sycamore Networks, Inc.*                                 807,084
     168,000   Tellabs, Inc.*                                         1,723,680
--------------------------------------------------------------------------------
                                                                      4,225,897
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 83,753,025
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 19.7%
   AUTOMOTIVE -- 4.0%
     110,000   Toyota Industries Corp.                                5,056,090
--------------------------------------------------------------------------------
   FORESTRY -- 1.0%
     100,000   TimberWest Forest Corp.                                1,292,000
--------------------------------------------------------------------------------
   INDUSTRIAL -- 1.1%
      44,300   Agrium, Inc.                                           1,395,007
--------------------------------------------------------------------------------
   INSURANCE -- 1.8%
      20,000   Arch Capital Group Ltd.*                               1,352,200
     136,666   British Insurance Holdings plc                           847,054
--------------------------------------------------------------------------------
                                                                      2,199,254
--------------------------------------------------------------------------------
   INVESTMENT COMPANIES -- 5.9%
     320,000   Hutchison Whampoa, Ltd.                                3,252,125
     172,500   Investor AB - Class A                                  4,182,367
--------------------------------------------------------------------------------
                                                                      7,434,492
--------------------------------------------------------------------------------
   OIL & GAS -- 5.3%
      44,520   Canadian Natural Resources, Ltd.                       2,369,800
      70,400   EnCana Corp.                                           3,234,880
      20,000   Nabors Industries, Ltd.*                                 595,600
      21,500   Willbros Group, Inc.*+                                   406,350
--------------------------------------------------------------------------------
                                                                      6,606,630
--------------------------------------------------------------------------------
   PHARMACEUTICALS -- 0.6%
      23,000   Daiichi Sankyo Company, Ltd.                             718,961
--------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                               $ 24,702,434
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.

42

----------------------------------
Touchstone Third Avenue Value Fund
----------------------------------

Schedule of Investments continued

    Shares                                                             Value

INVESTMENT FUNDS -- 20.6%
   8,458,036   BBH Securities Lending Fund **                      $  8,458,036
  17,364,945   Touchstone Institutional
               Money Market Fund^                                    17,364,945
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $ 25,822,981
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.1%
(COST $93,128,324)                                                 $134,278,440
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.1%)                      (8,948,257)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $125,330,183
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2006, was $8,224,124.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

                                                      --------------------------
                                                      Touchstone Value Plus Fund
                                                      --------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE VALUE PLUS FUND

SUB-ADVISED BY FORT WASHINGTON INVESTMENT ADVISORS, INC.

PERFORMANCE AND MARKET OVERVIEW

The total return of the Touchstone Value Plus Fund was 19.72% for the year ended December 31, 2006. The total Return of the Russell 1000(R) Value Index was 22.25% for the same period.

During the year, the economy showed signs of a slowdown which lead to a correction in the second quarter. However, as the year went on, signs of continuing moderate growth persisted. Low unemployment, decent retail sales and indications that the housing market was recovering gave investors a more positive view of the economy. The Fed, for its part, kept interest rates unchanged; its message for moderate economic growth and concern regarding inflation remained consistent.

PORTFOLIO REVIEW

Bottom-up portfolio construction resulted in sector allocations that detracted from performance in seven of eleven sectors. Throughout the year, the Fund's sector weights were more aligned with the benchmark than they had been in previous years. Notable sector overweights were in Health Care and Producer Durables; the Fund was underweight Materials, Financial Services, and Utilities.

The most positive impact to the Fund's performance came from stock selection in Energy, Financial Services and Producer Durables. Several of the Fund's top performers were from the Financial Services sector, including Countrywide Financial and Merrill Lynch. Energy sector company Exxon Mobil was also a key contributor. Other stocks that performed well included Comcast, Repsol, and Deere.

CURRENT STRATEGY AND OUTLOOK

Emphasizing risky assets has been a strategy that has paid off for some asset managers, mainly because the global economy has prospered and financial markets have been unusually calm. The prevailing view in financial markets is that these favorable developments will continue. However, some observers are skeptical and believe there are fundamental risks to economic growth (weaknesses in the housing market and the manufacturing sector, for example).

Our assessment recognizes the resiliency of the economy, which has successfully withstood numerous shocks this decade. We believe that economic growth will be subdued in 2007. Overall, we think financial markets are reasonably priced, but we also believe now is a good time for investors to upgrade the quality of their portfolios due to current valuations and the perceived increased credit risks as the economy slows.

Given this market outlook, we anticipate an equity market environment that emphasizes good stock picking. With a focus on idea generation from the company level as opposed to the sector level, any sector weights in excess or less than that of the benchmark will be a function of finding attractive stocks rather than making macroeconomic calls. Given the continued disparity between the values of small-cap stocks and large-cap stocks, we currently expect a greater percentage of our new ideas to come from larger companies.

44

--------------------------
Touchstone Value Plus Fund
--------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued


--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
         One Year                   Five Years                  Since
           Ended                      Ended                   Inception
         12/31/06                   12/31/06                  05/01/98
          19.72%                      5.17%                     5.09%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                    05/01/98
                                     53.70%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                Touchstone        Russell 1000
                                Value Plus           Value
                                   Fund          (Major Index)

                  05/01/98        10,000            10,000
                  12/31/98        10,211            10,287
                  12/31/99        11,745            11,043
                  12/31/00        12,055            11,817
                  12/31/01        11,949            11,157
                  12/31/02         8,764             9,425
                  12/31/03        11,369            12,255
                  12/31/04        12,567            14,276
                  12/31/05        12,840            15,283
                  12/31/06        15,370            18,683

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on May 1, 1998.

                                                      --------------------------
                                                      Touchstone Value Plus Fund
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Shares                                                               Value

COMMON STOCKS -- 89.6%
  BANKING -- 4.1%
     11,331  Bank of America                                       $    604,961
      2,046  U.S. Bancorp                                                74,045
      3,351  Wells Fargo                                                119,162
--------------------------------------------------------------------------------
                                                                        798,168
--------------------------------------------------------------------------------
  BEVERAGES, FOOD & TOBACCO -- 4.9%
     16,460  Cadbury Schweppes PLC - ADR                                706,628
      1,240  McDonald's                                                  54,969
      5,942  Rare Hospitality International, Inc.*                      195,670
--------------------------------------------------------------------------------
                                                                        957,267
--------------------------------------------------------------------------------
  BUILDING MATERIALS -- 1.2%
      7,792  Masco+                                                     232,747
--------------------------------------------------------------------------------
  COMPUTERS & INFORMATION -- 0.7%
      3,171  Hewlett-Packard                                            130,613
--------------------------------------------------------------------------------
  ELECTRIC UTILITIES -- 0.7%
      1,699  Dominion Resources+                                        142,444
--------------------------------------------------------------------------------
  ELECTRONICS -- 3.3%
      9,626  Intel                                                      194,927
     10,482  Sony Corp. - ADR                                           448,944
--------------------------------------------------------------------------------
                                                                        643,871
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 26.4%
      9,307  CIT Group                                                  519,051
     10,994  Citigroup                                                  612,366
     16,040  Countrywide Credit Industries                              680,898
      8,746  Federal Home Loan Mortgage Corp.                           593,853
     30,288  Fremont General Corp.+                                     490,968
     17,368  J.P. Morgan Chase                                          838,875
      5,091  Lehman Brothers Holdings                                   397,709
      6,936  MBIA, Inc.                                                 506,744
      5,588  Merrill Lynch & Co., Inc.                                  520,243
--------------------------------------------------------------------------------
                                                                      5,160,707
--------------------------------------------------------------------------------
  HEALTH CARE PROVIDERS -- 3.3%
     30,062  Health Management Associates                               634,609
--------------------------------------------------------------------------------
  HEAVY MACHINERY -- 0.2%
        485  Deere & Co.                                                 46,109
--------------------------------------------------------------------------------
  INDUSTRIAL - DIVERSIFIED -- 3.4%
      9,946  General Electric                                           370,091
      9,388  Tyco International                                         285,395
--------------------------------------------------------------------------------
                                                                        655,486
--------------------------------------------------------------------------------
  INSURANCE -- 3.0%
      5,978  Allstate                                                   389,227
      2,999  Lincoln National                                           199,134
--------------------------------------------------------------------------------
                                                                        588,361
--------------------------------------------------------------------------------
  MEDIA - BROADCASTING & PUBLISHING -- 3.1%
      6,053  Comcast Corp. - Class A*                                   253,500
     15,990  Time Warner, Inc.                                          348,262
--------------------------------------------------------------------------------
                                                                        601,762
--------------------------------------------------------------------------------
  MEDICAL SUPPLIES -- 1.9%
      7,702  Biosite, Inc.*+                                            376,243
--------------------------------------------------------------------------------
  OIL & GAS -- 13.7%
      5,598  ChevronTexaco                                              411,621
      4,694  ConocoPhillips                                             337,733
      8,359  Eni S.p.A. - ADR                                           562,394
      8,930  Exxon Mobil                                                684,306
     19,676  Repsol YPF, S.A. - ADR                                     678,822
--------------------------------------------------------------------------------
                                                                      2,674,876
--------------------------------------------------------------------------------
  PHARMACEUTICALS -- 6.7%
      3,479  Amgen, Inc.*                                               237,650
      6,950  Novartis AG - ADR                                          399,208
     25,657  Pfizer                                                     664,517
--------------------------------------------------------------------------------
                                                                      1,301,375
--------------------------------------------------------------------------------
  RETAILERS -- 2.8%
      6,324  Casey's General Stores, Inc.                               148,930
      2,820  CVS Corp.                                                   87,166
      7,866  Home Depot, Inc.                                           315,899
--------------------------------------------------------------------------------
                                                                        551,995
--------------------------------------------------------------------------------
  TELEPHONE SYSTEMS -- 6.7%
      1,054  Alltell                                                     63,746
     10,217  AT&T, Inc.                                                 365,258
     21,375  Plantronics, Inc.+                                         453,150
     22,278  Sprint                                                     420,831
--------------------------------------------------------------------------------
                                                                       1,302,985
--------------------------------------------------------------------------------
  TRUCKING / SHIPPING -- 3.5%
      1,936  Fedex                                                      210,288
     27,570  Werner Enterprises, Inc.                                   481,924
--------------------------------------------------------------------------------
                                                                        692,212
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 17,491,830
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 9.4%
     22,163  iShares Russell 1000
             Value Index Fund+                                     $  1,830,885
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 18.8%
  3,333,746  BBH Securities Lending Fund **                           3,333,746
    334,626  Touchstone Institutional
             Money Market Fund^                                         334,626
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  3,668,372
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 117.8%
(COST $19,648,762)                                                 $ 22,991,087
LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.8%)                     (3,473,841)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 19,517,246
--------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of December 31, 2006, was $3,211,942.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

The accompanying notes are an integral part of the financial statements.

46

--------------------
Touchstone ETF Funds
--------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
--------------------------------------------------------------------------------
(UNAUDITED)

TOUCHSTONE ETF FUNDS

SUB-ADVISED BY TODD INVESTMENT ADVISORS, INC.

TOUCHSTONE AGGRESSIVE ETF FUND
TOUCHSTONE CONSERVATIVE ETF FUND
TOUCHSTONE ENHANCED ETF FUND
TOUCHSTONE MODERATE ETF FUND

Four Exchange Traded Funds (ETFs) are available for investors seeking lifestyle investments for their annuity holdings. Strategic options include the Aggressive, Conservative, and Moderate ETF Funds. These funds use asset allocations of up to nine ETFs that should not change dramatically over time, with higher bond weights for the more conservative funds, and the lower bond weights for the more aggressive funds. The fourth option is the Enhanced ETF Fund, which uses a tactical asset allocation in an effort to generate better returns.

PERFORMANCE AND MARKET OVERVIEW

The Conservative ETF Fund's total return was 8.15% for the year ended December 31, 2006. The total return of the Lehman Brothers U.S. Aggregate Index was 4.33% for the same period. The total return for the Moderate ETF Fund was 10.97%, the Aggressive ETF Fund was 13.52% and the Enhanced ETF Fund was 15.38% for the year ended December 31, 2006. The total return of the S&P 1500 Composite Index was 15.38% for the same period. The specific blended benchmark returns were 8.15% for the Conservative ETF Fund, 10.91% for the Moderate ETF Fund, 13.14% for the Aggressive ETF Fund, and 14.26% for the Enhanced ETF Fund.

A variety of themes and trends were present throughout the year. Most were driven by positioning around the Fed's interest rate decisions or by a pickup in mergers and acquisition activity. The market was unchanged until July when the Fed stopped raising interest rates, oil prices declined and large-cap stocks started outperforming small cap stocks. Returns for the balance of the year were very good as investor expectations of weaker economic growth seemed to moderate and economically sensitive companies in the Energy, Materials, Consumer Discretionary, and Utilities sectors outperformed the broader market. The Consumer Staples and Health Care sectors significantly underperformed the market. Consumer Staples was hurt by higher input costs, and Health Care declined as political concerns increased following the election.

PORTFOLIO REVIEW

Each of the Touchstone ETF Funds were overweight small-, mid-, and large-cap value stocks at several points during the year. At other times, performance benefited from exposure to international markets, which outperformed the domestic markets. Asset allocations favored mid- and small-capitalization indexes versus larger-cap indexes. Within those classes, we have favored value stocks over growth stocks which was a decision that contributed to performance.

                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------

CURRENT STRATEGY AND OUTLOOK

In our opinion, stock prices have grown more attractive even as the market is hitting new highs. Over the past five years, earnings have increased 14% annually, while the average market advance has only been about four percent. We think that because economic and profit growth has moderated, higher P/E multiples will follow as investors expect the Fed to remain idle or begin lowering rates. Experience tells us that periods like this are good for the market. Style shifts are likely to occur over the next few quarters and we are watching trends closely to see how they shape up.

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/06                    7/16/04
                        13.52%                      10.91%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     29.01%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                                                  Blend:
                                                              80% S&P 1500 -
                      Touchstone                           20% Lehman Brothers
                      Aggressive          S&P 1500            U.S. Aggregate
                       ETF Fund        (Major Index)          (Minor Index)

    7/16/2004           10,000             10,000                10,000
    9/30/2004           10,100             10,168                10,184
   12/31/2004           10,862             11,147                10,988
    3/31/2005           10,661             10,925                10,802
    6/30/2005           10,853             11,113                11,016
    9/30/2005           11,184             11,534                11,335
   12/31/2005           11,365             11,781                11,542
    3/31/2006           11,858             12,353                11,976
    6/30/2006           11,707             12,142                11,811
    9/30/2006           12,180             12,728                12,356
   12/31/2006           12,901             13,593                13,059

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

48

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/06                    7/16/04
                         8.15%                      6.80%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                      17.57%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                                                 Blend:
                                                             35% S&P 1500 -
                       Touchstone     Lehman Brothers     65% Lehman Brothers
                      Conservative       Aggregate           U.S. Aggregate
                        ETF Fund       (Major Index)         (Minor Index)

    7/16/2004           10,000            10,000                 10,000
    9/30/2004           10,121            10,248                 10,220
   12/31/2004           10,523            10,345                 10,628
    3/31/2005           10,412            10,296                 10,521
    6/30/2005           10,655            10,606                 10,790
    9/30/2005           10,756            10,534                 10,885
   12/31/2005           10,871            10,597                 11,009
    3/31/2006           11,044            10,528                 11,150
    6/30/2006           10,942            10,520                 11,077
    9/30/2006           11,358            10,920                 11,539
   12/31/2006           11,757            11,056                 11,906

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/06                    7/16/04
                        15.38%                     14.21%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     38.67%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------
                                                                   Blend:
                                                               90% S&P 1500 -
                       Touchstone                           10% Lehman Brothers
                        Enhanced          S&P 1500            U.S. Aggregate
                        ETF Fund       (Major Index)           (Minor Index)

    7/16/2004            10,000           10,000                   10,000
    9/30/2004            10,159           10,168                   10,176
   12/31/2004            11,334           11,147                   11,068
    3/31/2005            11,063           10,925                   10,864
    6/30/2005            11,324           11,113                   11,065
    9/30/2005            11,826           11,534                   11,434
   12/31/2005            12,018           11,781                   11,661
    3/31/2006            13,052           12,353                   12,164
    6/30/2006            12,681           12,142                   11,976
    9/30/2006            12,851           12,728                   12,541
   12/31/2006            13,867           13,593                   13,324

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

50

----------------------------
Touchstone Moderate ETF Fund
----------------------------

--------------------------------------------------------------------------------
Management's Discussion of Fund Performance continued

--------------------------------------------------------------------------------
                           Average Annual Total Return
--------------------------------------------------------------------------------
                       One Year                     Since
                         Ended                    Inception
                       12/31/06                    7/16/04
                        10.97%                       9.14%
--------------------------------------------------------------------------------
                             Cumulative Total Return
--------------------------------------------------------------------------------
                                 Since Inception
                                     7/16/04
                                     23.99%
--------------------------------------------------------------------------------

                      [The following table was represented
                  as a mountain chart in the printed material.]
--------------------------------------------------------------------------------
                         GROWTH OF A $10,000 INVESTMENT
-------------------------------------------------------------------------------
                                                                   Blend:
                                                               60% S&P 1500 -
                       Touchstone                           40% Lehman Brothers
                        Moderate          S&P 1500             U.S. Aggregate
                        ETF Fund       (Major Index)           (Minor Index)

   7/16/2004             10,000           10,000                  10,000
   9/30/2004             10,120           10,168                  10,200
  12/31/2004             10,751           11,147                  10,828
   3/31/2005             10,589           10,925                  10,678
   6/30/2005             10,821           11,113                  10,917
   9/30/2005             11,032           11,534                  11,135
  12/31/2005             11,173           11,781                  11,305
   3/31/2006             11,515           12,353                  11,605
   6/30/2006             11,384           12,142                  11,482
   9/30/2006             11,837           12,728                  11,990
  12/31/2006             12,399           13,593                  12,538

Past performance is not indicative of future performance.

Performance information does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce figures for all periods.

The Fund commenced operations on July 16, 2004.

                                                                              51
                                                  ------------------------------
                                                  Touchstone Aggressive ETF Fund
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Shares                                                               Value

EXCHANGE TRADED FUNDS -- 98.5%
     35,840  iShares Lehman
             Aggregate Bond Fund                                 $    3,573,248
     30,810  iShares MSCI EAFE Index Fund                             2,257,141
      8,070  iShares S&P 500 Index Fund                               1,144,649
     55,250  iShares S&P 500/BARRA
             Growth Index Fund                                        3,586,278
     77,110  iShares S&P 500/BARRA
             Value Index Fund                                         5,928,987
      8,710  iShares S&P MidCap 400/
             BARRA Growth Index Fund                                    695,842
      8,960  iShares S&P MidCap 400/
             BARRA Value Index Fund                                     709,184
      1,340  iShares S&P SmallCap 600/
             BARRA Growth Index Fund                                    171,332
      7,130  iShares S&P SmallCap 600/
             BARRA Value Index Fund                                     537,174
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                      $   18,603,835
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.3%
    254,695  Touchstone Institutional
             Money Market Fund^                                  $      254,695
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(COST $17,147,778)                                               $   18,858,530
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%                            40,484
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                             $   18,899,014
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

52

--------------------------------
Touchstone Conservative ETF Fund
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Shares                                                               Value

EXCHANGE TRADED FUNDS -- 98.7%
     10,260  iShares Lehman 1-3 Year
             Treasury Bond Fund                                    $    819,877
     90,000  iShares Lehman
             Aggregate Bond Fund                                      8,972,999
     14,350  iShares MSCI EAFE Index Fund                             1,051,281
      4,970  iShares S&P 500 Index Fund                                 704,945
     26,940  iShares S&P 500/BARRA
             Growth Index Fund                                        1,748,675
     34,550  iShares S&P 500/BARRA
             Value Index Fund                                         2,656,550
      4,190  iShares S&P MidCap 400/
             BARRA Growth Index Fund                                    334,739
      4,280  iShares S&P MidCap 400/
             BARRA Value Index Fund                                     338,762
      1,200  iShares S&P SmallCap 600/
             BARRA Growth Index Fund                                    153,432
      2,300  iShares S&P SmallCap 600/
             BARRA Value Index Fund                                     173,282
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 16,954,542
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 1.8%
    311,672  Touchstone Institutional
             Money Market Fund^                                    $    311,672
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.5%
(COST $16,619,613)                                                 $ 17,266,214
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)                         (92,192)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $  17,174,022
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

                                                    ----------------------------
                                                    Touchstone Enhanced ETF Fund
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Shares                                                               Value

EXCHANGE TRADED FUNDS -- 98.5%
     12,940  iShares Lehman
             Aggregate Bond Fund                                   $  1,290,118
    148,010  iShares MSCI EAFE Index Fund                            10,843,212
     22,280  iShares S&P 500/BARRA
             Growth Index Fund                                        1,446,195
    138,680  iShares S&P 500/BARRA
             Value Index Fund                                        10,663,105
     17,440  iShares S&P MidCap 400/
             BARRA Growth Index Fund                                  1,393,282
    129,920  iShares S&P MidCap 400/
             BARRA Value Index Fund                                  10,283,168
     10,960  iShares S&P SmallCap 600/
             BARRA Growth Index Fund                                  1,401,346
    141,210  iShares S&P SmallCap 600/
             BARRA Value Index Fund                                  10,638,761
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 47,959,187
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.6%
  1,259,121  Touchstone Institutional
             Money Market Fund^                                    $  1,259,121
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 101.1%
(COST $43,923,169)                                                 $ 49,218,308
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.1%)                        (547,347)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $  48,670,961
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

54

----------------------------
Touchstone Moderate ETF Fund
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

   Shares                                                               Value

EXCHANGE TRADED FUNDS -- 98.4%
    110,980  iShares Lehman
             Aggregate Bond Fund                                   $ 11,064,706
     36,730  iShares MSCI EAFE Index Fund                             2,690,840
     12,750  iShares S&P 500 Index Fund                               1,808,460
     64,520  iShares S&P 500/BARRA
             Growth Index Fund                                        4,187,993
     90,720  iShares S&P 500/BARRA
             Value Index Fund                                         6,975,461
     10,470  iShares S&P MidCap 400/
             BARRA Growth Index Fund                                    836,448
     10,760  iShares S&P MidCap 400/
             BARRA Value Index Fund                                     851,654
      2,180  iShares S&P SmallCap 600/
             BARRA Growth Index Fund                                    278,735
      7,740  iShares S&P SmallCap 600/
             BARRA Value Index Fund                                     583,132
--------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                        $ 29,277,429
--------------------------------------------------------------------------------
INVESTMENT FUNDS -- 2.0%
    599,911  Touchstone Institutional
             Money Market Fund^                                    $    599,911
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.4%
(COST $27,849,645)                                                 $ 29,877,340
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)                        (124,584)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 29,752,756
--------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 2006

                                                                                          TOUCHSTONE                    TOUCHSTONE
                                                                          TOUCHSTONE         BARON       TOUCHSTONE    EAGLE CAPITAL
                                                                           BALANCED        SMALL CAP      CORE BOND    APPRECIATION
                                                                             FUND            FUND           FUND           FUND
Assets:
Investments, at cost                                                     $ 27,708,531   $ 23,695,506   $ 37,286,517    $ 25,207,497
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                   $    245,802   $     95,882   $    277,125    $    524,724
Non-affiliated securities, at market value                                 30,142,013     34,773,815     36,856,181      28,972,772
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $460,617 and $5,509,638 of             $ 30,387,815   $ 34,869,697   $ 37,133,306    $ 29,497,496
           securities loaned for the Balanced Fund and the
           Baron Small Cap Fund, respectively
Cash                                                                               --             --             --          65,422
Receivable for:
    Dividends                                                                  18,793          8,206             --          33,498
    Interest                                                                  112,115          2,291        302,025           8,266
    Fund shares sold                                                               --            930             --           6,402
    Investments sold                                                          289,288             --             --         725,649
    Securities lending income                                                      15          1,838             --              --
Other assets                                                                       65             --            248             259
------------------------------------------------------------------------------------------------------------------------------------
           Total assets                                                    30,808,091     34,882,962     37,435,579      30,336,992
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Return of collateral for securities on loan                               471,385      5,664,401             --              --
    Fund shares redeemed                                                        1,553         61,854         37,957           9,464
    Investments purchased                                                     339,879             --             --          65,422
    Unrealized depreciation on forward foreign currency contracts               6,927             --             --              --
Payable to Investment Advisor                                                  16,945         26,469         13,762          19,167
Payable to other affiliates                                                     3,604          3,570          3,916           3,446
Payable to Trustees                                                             1,164          1,541          1,434             730
Other accrued expenses                                                         18,912         21,892         20,995          24,177
------------------------------------------------------------------------------------------------------------------------------------
           Total liabilities                                                  860,369      5,779,727         78,064         122,406
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 29,947,722   $ 29,103,235   $ 37,357,515    $ 30,214,586
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                   1,843,877      1,273,318      3,648,423       1,998,550
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share           $      16.24   $      22.86   $      10.24    $      15.12
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                      $ 24,660,679   $ 14,757,657   $ 36,832,983    $ 31,277,080
    Undistributed net investment income (loss)                                540,186             --      1,720,286         299,216
    Accumulated net realized gains (losses) on investments
       and foreign currency transactions                                    2,074,500      3,171,387     (1,042,543)     (5,651,709)
    Net unrealized appreciation (depreciation) on investments
       and foreign currency transactions                                    2,672,357     11,174,191       (153,211)      4,289,999
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                              $ 29,947,722   $ 29,103,235   $ 37,357,515    $ 30,214,586
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

56

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                          TOUCHSTONE      TOUCHSTONE                     TOUCHSTONE
                                                                           ENHANCED        GROWTH &      TOUCHSTONE       MID CAP
                                                                          DIVIDEND 30       INCOME       HIGH YIELD       GROWTH
                                                                             FUND            FUND           FUND           FUND
Assets:
Investments, at cost                                                     $ 22,379,429    $ 26,310,785   $ 36,673,232    $ 37,048,586
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                   $    199,614    $  1,357,658   $    983,690    $    219,761
Non-affiliated securities, at market value                                 26,070,457      27,362,256     36,137,707      41,533,277
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $511,909, $363,305 and                 $ 26,270,071    $ 28,719,914   $ 37,121,397    $ 41,753,038
           $6,277,407 of securities loaned for the Growth & Income
           Fund, the High Yield Fund and the Mid Cap Growth Fund,
           respectively
Receivable for:
    Dividends                                                                  46,722          30,931             --          17,839
    Interest                                                                    2,006           5,589        687,340          19,965
    Fund shares sold                                                                8             269             59           6,856
    Investments sold                                                               --              --             --          43,190
    Securities lending income                                                       5              68            116             389
Other assets                                                                       --             451             --              --
------------------------------------------------------------------------------------------------------------------------------------
           Total assets                                                    26,318,812      28,757,222     37,808,912      41,841,277
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Return of collateral for securities on loan                                    --         534,006        385,017       6,465,033
    Fund shares redeemed                                                          798             847         23,477           1,181
    Investments purchased                                                          --          39,577             --         106,875
Payable to Investment Advisor                                                   9,552          16,896         15,496          24,084
Payable to other affiliates                                                     3,517           3,707          3,649           3,450
Payable to Trustees                                                             1,580           1,230          1,444           1,115
Other accrued expenses                                                         17,984          17,386         19,150          23,680
------------------------------------------------------------------------------------------------------------------------------------
           Total liabilities                                                   33,431         613,649        448,233       6,625,418
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 26,285,381    $ 28,143,573   $ 37,360,679    $ 35,215,859
------------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
    (unlimited number of shares authorized, no par value)                   2,390,884       2,694,905      4,373,701       1,816,679
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per share           $      10.99    $      10.44   $       8.54    $      19.38
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                      $ 22,009,980    $ 23,246,538   $ 36,191,451    $ 23,089,538
    Undistributed net investment income (loss)                                551,626         487,726      2,416,208              --
    Accumulated net realized gains (losses) on investments                   (166,867)      2,000,180     (1,695,145)      7,421,869
    Net unrealized appreciation on investments                              3,890,642       2,409,129        448,165       4,704,452
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                              $ 26,285,381    $ 28,143,573   $ 37,360,679    $ 35,215,859
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                    TOUCHSTONE        TOUCHSTONE
                                                                                       MONEY         THIRD AVENUE        TOUCHSTONE
                                                                                      MARKET            VALUE           VALUE PLUS
                                                                                       FUND              FUND               FUND
Assets:
Investments, at cost                                                              $ 76,220,014       $ 93,128,324      $ 19,648,762
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                            $         --       $ 17,364,945      $    334,626
Non-affiliated securities, at market value                                          76,220,014        116,913,495        22,656,461
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value - including $8,224,124 and $3,211,942                       $ 76,220,014       $134,278,440      $ 22,991,087
           of securities loaned for the Third Avenue Value Fund
           and the Value Plus Fund, respectively
Cash                                                                                    24,650                 --                --
Receivable for:
    Dividends                                                                               --             72,274            13,300
    Interest                                                                           566,660             65,062             1,637
    Fund shares sold                                                                        --              1,174                38
    Investments sold                                                                        --            177,576                --
    Securities lending income                                                               --             12,295                99
Other assets                                                                                --                165                --
------------------------------------------------------------------------------------------------------------------------------------
           Total assets                                                             76,811,324        134,606,986        23,006,161
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Bank overdraft                                                                              --            177,576                --
Payable for:
    Return of collateral for securities on loan                                             --          8,458,036         3,333,746
    Fund shares redeemed                                                                    --            511,945           117,249
    Investments purchased                                                              399,865                 --                --
Payable to Investment Advisor                                                            9,290             85,454            12,466
Payable to other affiliates                                                              7,469             10,559             3,605
Payable to Trustees                                                                      1,005              1,149             1,653
Other accrued expenses                                                                  26,252             32,084            20,196
           Total liabilities                                                           443,881          9,276,803         3,488,915
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                        $ 76,367,443       $125,330,183      $ 19,517,246
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
    Net assets attributable to Class A shares                                     $         --       $125,330,183      $ 19,517,246
    Shares of beneficial interest outstanding
       (unlimited number of shares authorized, no par value)                                --          4,286,893         1,514,340
    Net asset value, offering price and redemption price per share                $         --       $      29.24      $      12.89
PRICING OF CLASS I SHARES
    Net assets attributable to Class I shares                                     $ 37,256,547       $         --      $         --
    Shares of beneficial interest outstanding
       (unlimited number of shares authorized, no par value)                        37,241,522                 --                --
    Net asset value, offering price and redemption price per share                $       1.00       $         --      $         --
PRICING OF CLASS SC SHARES
    Net assets attributable to Class SC shares                                    $ 39,110,896       $         --      $         --
    Shares of beneficial interest outstanding
       (unlimited number of shares authorized, no par value)                        39,116,430                 --                --
    Net asset value, offering price and redemption price per share                $       1.00       $         --      $         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                               $ 76,775,235       $ 78,321,383      $ 19,723,997
    Undistributed net investment income                                                     --            906,245           199,747
    Accumulated net realized gains (losses) on investments
       and foreign currency transactions                                              (407,792)         4,952,439        (3,748,823)
    Net unrealized appreciation on investments
       and foreign currency transactions                                                    --         41,150,116         3,342,325
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                       $ 76,367,443       $125,330,183      $ 19,517,246
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

58

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Assets and Liabilities continued

                                                                           TOUCHSTONE     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE
                                                                           AGGRESSIVE    CONSERVATIVE     ENHANCED       MODERATE
                                                                               ETF            ETF            ETF            ETF
                                                                              FUND           FUND           FUND           FUND
ASSETS:
Investments, at cost                                                      $ 17,147,778   $ 16,619,613   $ 43,923,169   $ 27,849,645
------------------------------------------------------------------------------------------------------------------------------------
Affiliated securities, at market value                                    $    254,695   $    311,672   $  1,259,121   $    599,911
Non-affiliated securities, at market value                                  18,603,835     16,954,542     47,959,187     29,277,429
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                                     $ 18,858,530   $ 17,266,214   $ 49,218,308   $ 29,877,340
Cash                                                                                --             --          1,280             --
Receivable for:
    Dividends                                                                   13,238         35,617          4,710         40,693
    Interest                                                                     1,199          1,518          3,550          2,684
    Fund shares sold                                                             5,805         24,964            597         15,890
    Investments sold                                                            39,515             --             --             --
Receivable from Investment Advisor                                               6,839          6,583             --             --
Other assets                                                                        --             54             --             --
------------------------------------------------------------------------------------------------------------------------------------
           Total assets                                                     18,925,126     17,334,950     49,228,445     29,936,607
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
    Fund shares redeemed                                                           792        103,541          1,899         15,595
    Investments purchased                                                           --         33,477        522,619        141,398
Payable to Investment Advisor                                                       --             --          6,409            677
Payable to other affiliates                                                      6,919          6,333          7,839          6,577
Payable to Trustees                                                              1,674            946          1,419            810
Other accrued expenses                                                          16,727         16,631         17,299         18,794
------------------------------------------------------------------------------------------------------------------------------------
           Total liabilities                                                    26,112        160,928        557,484        183,851
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                $ 18,899,014   $ 17,174,022   $ 48,670,961   $ 29,752,756
------------------------------------------------------------------------------------------------------------------------------------
PRICING OF CLASS A SHARES
    Net assets attributable to Class A shares                             $ 17,171,101   $ 14,212,905   $ 47,264,069   $ 27,991,007
    Shares of beneficial interest outstanding
       (unlimited number of shares authorized, no par value)                 1,357,177      1,235,499      3,442,369      2,292,541
    Net asset value, offering price and redemption price per share        $      12.65   $      11.50   $      13.73   $      12.21
PRICING OF CLASS SC SHARES
    Net assets attributable to Class SC shares                            $  1,727,913   $  2,961,117   $  1,406,892   $  1,761,749
    Shares of beneficial interest outstanding
       (unlimited number of shares authorized, no par value)                   136,739        257,714        102,558        144,639
    Net asset value, offering price and redemption price per share        $      12.64   $      11.49   $      13.72   $      12.18
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
    Paid-in capital                                                       $ 16,347,329   $ 16,093,559   $ 42,193,245   $ 26,843,999
    Undistributed net investment income                                        333,837        381,586        524,728        605,220
    Accumulated net realized gains on investments                              507,096         52,276        657,849        275,842
    Net unrealized appreciation on investments                               1,710,752        646,601      5,295,139      2,027,695
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                               $ 18,899,014   $ 17,174,022   $ 48,670,961   $ 29,752,756
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                            For the Year Ended December 31, 2006

                                                                                          TOUCHSTONE                    TOUCHSTONE
                                                                           TOUCHSTONE        BARON       TOUCHSTONE    EAGLE CAPITAL
                                                                            BALANCED       SMALL CAP      CORE BOND    APPRECIATION
                                                                              FUND           FUND           FUND           FUND
Investment income:
    Dividends from affiliated securities                                  $     21,913   $     24,459   $     54,665   $     92,832
    Dividends from non-affiliated securities (a)                               311,407        223,712         27,216        510,680
    Interest                                                                   479,111            808      1,881,148            223
    Income from securities loaned                                                  541         34,907             --          1,679
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                 812,972        283,886      1,963,029        605,414
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                   237,600        298,752        209,258        219,354
    Accounting and pricing fees                                                 15,998         15,998         15,998         15,998
    Administration fees                                                         23,998         23,998         23,998         23,998
    Compliance fees and expenses                                                   696            838          1,283            494
    Custody fees                                                                 9,428          5,833          8,569          3,484
    Professional fees                                                           16,332         15,962         16,558         15,817
    Sponsor fees                                                                59,400         56,906         76,095         58,325
    Transfer Agent fees                                                         12,000         12,000         12,000         12,000
    Trustee fees                                                                 3,963          4,340          4,232          3,528
    Other expenses                                                              14,196          6,540         16,851          6,374
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                          393,611        441,167        384,842        359,372
       Fees waived by the Investment Advisor                                   (53,637)            --        (11,462)            --
       Fees reduced by Custodian                                                (1,294)            --             --         (3,083)
       Waiver of Sponsor fees                                                  (59,400)            --        (76,095)       (38,091)
       Fees waived by Transfer Agent                                           (12,000)       (12,000)       (12,000)       (12,000)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                            267,280        429,167        285,285        306,198
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   545,692       (145,281)     1,677,744        299,216
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
       Investments                                                           2,088,413      3,186,114       (460,359)     2,195,841
       Foreign currency                                                        (19,419)            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
                                                                             2,068,994      3,186,114       (460,359)     2,195,841
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation on:
       Investments                                                             422,047      1,734,827        261,362      2,056,959
       Foreign currency                                                         20,154             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
                                                                               442,201      1,734,827        261,362      2,056,959
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                                      2,511,195      4,920,941       (198,997)     4,252,800
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  3,056,887   $  4,775,660   $  1,478,747   $  4,552,016
====================================================================================================================================

(a) Net of foreign tax withholding of:                                    $        882   $         94   $         --   $         --

The accompanying notes are an integral part of the financial statements.

60

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued

                                                                           TOUCHSTONE     TOUCHSTONE                    TOUCHSTONE
                                                                            ENHANCED       GROWTH &      TOUCHSTONE       MID CAP
                                                                           DIVIDEND 30      INCOME       HIGH YIELD       GROWTH
                                                                              FUND           FUND           FUND           FUND
Investment income:
    Dividends from affiliated securities                                  $     20,334   $    120,773   $     37,329   $     69,889
    Dividends from non-affiliated securities (a)                               695,899        592,025             --        153,751
    Interest                                                                         8          8,499      2,663,020            613
    Income from securities loaned                                               14,869          1,344          4,206            854
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                 731,110        722,641      2,704,555        225,107
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                   155,546        221,116        177,128        272,075
    Accounting and pricing fees                                                 15,998         15,998         15,998         15,998
    Administration fees                                                         23,998         23,998         23,998         23,998
    Compliance fees and expenses                                                   615            717            931            830
    Custody fees                                                                 4,155          4,867         11,902         11,393
    Professional fees                                                           16,320         15,992         16,620         15,841
    Sponsor fees                                                                47,861         55,279         70,855         68,019
    Transfer Agent fees                                                         12,000         12,000         12,000         12,000
    Trustee fees                                                                 4,378          4,328          4,243          3,914
    Other expenses                                                               6,310          6,858         14,136         11,194
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                          287,181        361,153        347,811        435,262
       Fees waived by the Investment Advisor                                   (47,836)       (58,959)            --             --
       Waiver of Sponsor fees                                                  (47,861)       (55,279)       (52,460)       (32,152)
       Fees waived by Transfer Agent                                           (12,000)       (12,000)       (12,000)       (12,000)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                            179,484        234,915        283,351        391,110
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                                   551,626        487,726      2,421,204       (166,003)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain on investments                                         1,288,921      2,009,064        303,985      7,690,919
    Net change in unrealized appreciation/depreciation on investments        3,795,093      1,047,151        (11,745)    (2,365,165)
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                             5,084,014      3,056,215        292,240      5,325,754
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  5,635,640   $  3,543,941   $  2,713,444   $  5,159,751
====================================================================================================================================

(a) Net of foreign tax withholding of:                                    $         --   $         --   $         --   $        742

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                   TOUCHSTONE         TOUCHSTONE
                                                                                      MONEY          THIRD AVENUE       TOUCHSTONE
                                                                                     MARKET              VALUE          VALUE PLUS
                                                                                      FUND               FUND              FUND
Investment income:
    Dividends from affiliated securities                                           $         --      $    644,655      $     17,620
    Dividends from non-affiliated securities (a)                                             --         1,381,767           385,820
    Interest                                                                          4,358,800             3,595                69
    Income from securities loaned                                                            --           139,221               513
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                        4,358,800         2,169,238           404,022
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                            153,205           945,843           133,334
    Accounting and pricing fees                                                          35,174            46,521            15,998
    Administration fees                                                                  53,061            69,622            23,998
    Compliance fees and expenses                                                          2,228             2,898               589
    Custody fees                                                                         15,991            24,007             9,178
    Distribution expenses - Class SC                                                    104,313                --                --
    Professional fees                                                                    18,533            20,014            15,789
    Sponsor fees                                                                        170,206           238,840            35,556
    Transfer Agent fees                                                                  12,000            12,000            12,000
    Trustees fees                                                                         3,806             3,873             4,451
    Other expenses                                                                        7,507            14,131             4,597
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                                   576,024         1,377,749           255,490
       Fees waived and/or expenses reimbursed by the Investment Advisor                 (47,093)               --              (488)
       Fees reduced by Custodian                                                             --                --            (9,178)
       Waiver of Sponsor fees                                                          (170,206)         (111,917)          (29,549)
       Fees waived by Transfer Agent                                                    (12,000)          (12,000)          (12,000)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                                     346,725         1,253,832           204,275
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 4,012,075           915,406           199,747
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
    Net realized gain (loss) on:
       Investments                                                                           --         8,163,471         2,262,796
       Foreign currency                                                                      --              (167)               --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             --         8,163,304         2,262,796
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation on:
       Investments                                                                           --         8,358,376           818,122
       Foreign currency                                                                      --               876                --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             --         8,359,252           818,122
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                                             --        16,522,556         3,080,918
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $  4,012,075      $ 17,437,962      $  3,280,665
====================================================================================================================================

(a) Net of foreign tax withholding of:                                             $         --      $     94,341      $        743

The accompanying notes are an integral part of the financial statements.

62

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Operations continued


                                                                           TOUCHSTONE     TOUCHSTONE     TOUCHSTONE     TOUCHSTONE
                                                                           AGGRESSIVE    CONSERVATIVE     ENHANCED       MODERATE
                                                                               ETF            ETF            ETF            ETF
                                                                              FUND           FUND           FUND           FUND
INVESTMENT INCOME:
    Dividends from affiliated securities                                  $     14,249   $     13,997   $     39,325   $     22,157
    Dividends from non-affiliated securities                                   404,902        428,248        690,367        701,039
    Interest                                                                       139            204            990             54
------------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                 419,290        442,449        730,682        723,250
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                                    67,600         47,137        163,844         93,546
    Accounting and pricing fees                                                 22,664         22,664         23,899         22,664
    Administration fees                                                         33,997         33,997         35,797         33,997
    Compliance fees and expenses                                                   544            362          1,378            769
    Custody fees                                                                 4,102          2,455          6,618          4,012
    Distrbution expenses - Class SC                                                887          1,811            821            967
    Professional fees                                                           15,621         15,234         16,304         15,656
    Sponsor fees                                                                33,800         23,568         81,923         46,773
    Transfer Agent fees                                                         12,000         12,000         12,000         12,000
    Trustees fees                                                                4,473          3,744          4,217          3,609
    Other expenses                                                               3,821          3,154          3,022          5,162
------------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                          199,509        166,126        349,823        239,155
       Fees waived and/or expenses reimbursed by the Investment Advisor        (68,256)       (69,695)       (49,965)       (62,352)
       Waiver of Sponsor fees                                                  (33,800)       (23,568)       (81,923)       (46,773)
       Fees waived by Transfer Agent                                           (12,000)       (12,000)       (12,000)       (12,000)
------------------------------------------------------------------------------------------------------------------------------------
       Net expenses                                                             85,453         60,863        205,935        118,030
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          333,837        381,586        524,747        605,220
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
       Net realized gain on investments                                        587,990         62,596        673,973        311,749
       Net change in unrealized appreciation/
          depreciation on investments                                        1,262,519        574,452      4,472,048      1,660,158
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                             1,850,509        637,048      5,146,021      1,971,907
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $  2,184,346   $  1,018,634   $  5,670,768   $  2,577,127
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                 TOUCHSTONE                     TOUCHSTONE                     TOUCHSTONE
                                                  BALANCED                      BARON SMALL                     CORE BOND
                                                    FUND                         CAP FUND                         FUND
                                       ----------------------------    ----------------------------    ----------------------------
                                          FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR            YEAR            YEAR            YEAR            YEAR            YEAR
                                           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2006            2005            2006            2005            2006            2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)       $    545,692    $    482,894    $   (145,281)   $   (294,444)   $  1,677,744    $  1,504,734
    Net realized gain (loss) on:
       Investments                        2,088,413       2,767,987       3,186,114       1,497,602        (460,359)       (152,011)
       Foreign currency                     (19,419)         11,452              --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
                                          2,068,994       2,779,439       3,186,114       1,497,602        (460,359)       (152,011)
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized
    appreciation/depreciation on:
       Investments                          422,047      (1,322,194)      1,734,827         658,459         261,362        (683,297)
       Foreign currency                      20,154         (14,509)             --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
                                            442,201      (1,336,703)      1,734,827         658,459         261,362        (683,297)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
    from operations                       3,056,887       1,925,630       4,775,660       1,861,617       1,478,747         669,426
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
    Net investment income                  (521,447)       (325,521)             --              --      (1,596,915)             --
    Realized capital gains               (2,733,791)     (1,430,893)       (847,283)             --              --              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions        (3,255,238)     (1,756,414)       (847,283)             --      (1,596,915)             --
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold             4,543,325       3,645,400       4,176,930       6,662,149       2,734,437       3,797,730
    Reinvestment of dividends and
    distributions                         3,255,237       1,756,413         847,283              --       1,596,915              --
    Cost of shares redeemed              (7,857,507)     (7,460,008)     (7,292,628)     (4,416,807)     (5,904,918)     (5,461,729)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from share transactions                 (58,945)     (2,058,195)     (2,268,415)      2,245,342      (1,573,566)     (1,663,999)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease)
    in net assets                          (257,296)     (1,888,979)      1,659,962       4,106,959      (1,691,734)       (994,573)
NET ASSETS:
    Beginning of year                    30,205,018      32,093,997      27,443,273      23,336,314      39,049,249      40,043,822
------------------------------------------------------------------------------------------------------------------------------------
    End of year                        $ 29,947,722    $ 30,205,018    $ 29,103,235    $ 27,443,273    $ 37,357,515    $ 39,049,249
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
    (loss)                             $    540,186    $    521,447    $         --    $         --    $  1,720,543    $  1,596,915
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

64

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                TOUCHSTONE                      TOUCHSTONE                       TOUCHSTONE
                                               EAGLE CAPITAL                ENHANCED DIVIDEND                 GROWTH & INCOME
                                             APPRECIATION FUND                   30 FUND                           FUND
                                       ----------------------------    ----------------------------    ----------------------------
                                          FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR            YEAR            YEAR            YEAR            YEAR            YEAR
                                           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2006            2005            2006            2005            2006            2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income              $    299,216    $    239,438    $    551,626    $    583,832    $    487,726    $    500,307
    Net realized gain (loss)
       on investments                     2,195,841       3,018,324       1,288,921        (219,523)      2,009,064       3,081,149
    Net change in unrealized
       appreciation/depreciation
       on investments                     2,056,959      (3,280,303)      3,795,093      (1,293,062)      1,047,151      (3,063,468)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
    assets from operations                4,552,016         (22,541)      5,635,640        (928,753)      3,543,941         517,988
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
    Net investment income                  (239,438)        (26,545)       (583,832)             --        (500,307)             --
    Realized capital gains                       --              --              --              --      (2,704,900)     (1,503,333)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions          (239,438)        (26,545)       (583,832)             --      (3,205,207)     (1,503,333)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold               783,046       1,004,853       3,844,451       4,457,260       1,088,874       1,250,276
    Reinvestment of dividends
       and distributions                    239,437          26,545         583,831              --       3,205,205       1,503,333
    Cost of shares redeemed              (4,581,957)     (6,176,455)     (8,554,797)     (7,867,817)     (5,058,869)     (5,989,804)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease
    from share transactions              (3,559,474)     (5,145,057)     (4,126,515)     (3,410,557)       (764,790)     (3,236,195)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
    assets                                  753,104      (5,194,143)        925,293      (4,339,310)       (426,056)     (4,221,540)
NET ASSETS:
    Beginning of year                    29,461,482      34,655,625      25,360,088      29,699,398      28,569,629      32,791,169
------------------------------------------------------------------------------------------------------------------------------------
    End of year                        $ 30,214,586    $ 29,461,482    $ 26,285,381    $ 25,360,088    $ 28,143,573    $ 28,569,629
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income    $    299,216    $    239,438    $    551,626    $    583,832    $    487,726    $    500,307
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                 TOUCHSTONE                    TOUCHSTONE                      TOUCHSTONE
                                                 HIGH YIELD                      MID CAP                       MONEY MARKET
                                                    FUND                       GROWTH FUND                        FUND
                                       ----------------------------    ----------------------------    ----------------------------
                                          FOR THE         FOR THE         FOR THE         FOR THE         FOR THE         FOR THE
                                           YEAR            YEAR            YEAR            YEAR            YEAR            YEAR
                                           ENDED           ENDED           ENDED           ENDED           ENDED           ENDED
                                       DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                           2006            2005            2006            2005            2006            2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income (loss)       $  2,421,204    $  2,699,294    $   (166,003)   $   (159,779)   $  4,012,075    $  2,417,457
    Net realized gain on investments        303,985         791,421       7,690,919       2,042,860              --              --
    Net change in unrealized
       appreciation/depreciation
       on investments                       (11,745)     (2,269,658)     (2,365,165)      2,549,545              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase
    in net assets from operations         2,713,444       1,221,057       5,159,751       4,432,626       4,012,075       2,417,457
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
       TO SHAREHOLDERS FROM:
    Net investment income, Class A       (2,695,173)             --              --              --              --              --
    Net investment income, Class I               --              --              --              --      (2,088,889)     (1,388,785)
    Net investment income, Class SC              --              --              --              --      (1,923,186)     (1,028,672)
    Realized capital gains                       --              --      (1,918,613)     (9,006,025)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions        (2,695,173)             --      (1,918,613)     (9,006,025)     (4,012,075)     (2,417,457)
------------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A
    Proceeds from shares sold            10,846,953      20,102,785      18,906,255       4,382,918              --              --
    Reinvestment of dividends
       and distributions                  2,695,174              --       1,918,614       9,006,025              --              --
    Cost of shares redeemed             (14,052,579)    (25,799,142)    (22,360,994)     (9,439,760)             --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from Class A share transactions        (510,452)     (5,696,357)     (1,536,125)      3,949,183              --              --
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
    Proceeds from shares sold                    --              --              --              --      41,749,228      63,118,368
    Reinvestment of dividends                    --              --              --              --       2,089,899       1,393,762
    Cost of shares redeemed                      --              --              --              --     (49,196,135)    (60,086,304)
Net increase (decrease)
    from Class I share transactions              --              --              --              --      (5,357,008)      4,425,826
------------------------------------------------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from shares sold                    --              --              --              --      88,714,791      84,397,097
    Reinvestment of dividends                    --              --              --              --       1,925,856       1,033,792
    Cost of shares redeemed                      --              --              --              --     (88,872,050)    (73,815,889)
------------------------------------------------------------------------------------------------------------------------------------
Net increase
    from Class SC share transactions             --              --              --              --       1,768,597      11,615,000
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
    assets                                 (492,181)     (4,475,300)      1,705,013        (624,216)     (3,588,411)     16,040,826
NET ASSETS:
    Beginning of year                    37,852,860      42,328,160      33,510,846      34,135,062      79,955,854      63,915,028
------------------------------------------------------------------------------------------------------------------------------------
    End of year                        $ 37,360,679    $ 37,852,860    $ 35,215,859    $ 33,510,846    $ 76,367,443    $ 79,955,854
------------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income
    (loss)                             $  2,416,208    $  2,695,173    $         --    $         --    $         --    $         --
====================================================================================================================================

The accompanying notes are an integral part of the financial statements.

66

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Statements of Changes in Net Assets continued

                                                                       TOUCHSTONE                        TOUCHSTONE
                                                                      THIRD AVENUE                       VALUE PLUS
                                                                       VALUE FUND                           FUND
                                                              ----------------------------     ----------------------------
                                                                 FOR THE          FOR THE          FOR THE          FOR THE
                                                                  YEAR             YEAR             YEAR             YEAR
                                                                  ENDED            ENDED            ENDED            ENDED
                                                              DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                  2006             2005             2006             2005
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income                                     $    915,406     $    487,338     $    199,747     $    150,839
    Net realized gain (loss) on:
       Investments                                               8,163,137        7,522,169        2,262,796        1,792,845
       Foreign currency                                                167           (7,223)              --               --
------------------------------------------------------------------------------------------------------------------------------
                                                                 8,163,304        7,514,946        2,262,796        1,792,845
------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation/depreciation on:
           Investments                                           8,358,376        8,434,768          818,122       (1,590,203)
           Foreign currency                                            876           (4,915)              --               --
------------------------------------------------------------------------------------------------------------------------------
                                                                 8,359,252        8,429,853          818,122       (1,590,203)
------------------------------------------------------------------------------------------------------------------------------
Net increase
    in net assets from operations                               17,437,962       16,432,137        3,280,665          353,481
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
    Net investment income                                         (489,109)          (8,772)        (150,839)              --
    Realized capital gains                                      (7,319,612)      (3,013,717)              --               --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                               (7,808,721)      (3,022,489)        (150,839)              --
------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
    Proceeds from shares sold                                   15,032,586       24,203,421        3,192,910        2,304,536
    Reinvestment of dividends and distributions                  7,808,721        3,022,487          150,839               --
    Cost of shares redeemed                                    (24,282,537)     (16,413,341)      (4,610,094)      (4,547,618)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
    from share transactions                                     (1,441,230)      10,812,567       (1,266,345)      (2,243,082)
------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          8,188,011       24,222,215        1,863,481       (1,889,601)
NET ASSETS:
    Beginning of year                                          117,142,172       92,919,957       17,653,765       19,543,366
------------------------------------------------------------------------------------------------------------------------------
    End of year                                               $125,330,183     $117,142,172     $ 19,517,246     $ 17,653,765
------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                           $    906,245     $    480,115     $    199,747     $    150,839
==============================================================================================================================

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                        TOUCHSTONE                      TOUCHSTONE
                                        AGGRESSIVE                     CONSERVATIVE
                                         ETF FUND                        ETF FUND
                              ----------------------------    ----------------------------
                                 FOR THE         FOR THE         FOR THE         FOR THE
                                  YEAR            YEAR            YEAR            YEAR
                                  ENDED           ENDED           ENDED           ENDED
                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                2006 (A)          2005          2006 (A)          2005
                              ----------------------------    ----------------------------
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment
       income                 $    333,837    $    170,869    $    381,586    $    120,685
    Net realized gain
       on investments              587,990          11,537          62,596           7,830
    Net change in
       unrealized
       appreciation/
       depreciation
       on investments            1,262,519         409,543         574,452          47,946
-------------------------------------------------------------------------------------------
Net increase in net assets
    from operations              2,184,346         591,949       1,018,634         176,461
-------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment
       income, Class A            (155,265)             --        (100,125)             --
    Net investment
       income, Class SC            (15,604)             --         (20,559)             --
    Realized capital
       gains, Class A              (84,542)             --         (15,142)         (3,526)
    Realized capital
       gains, Class SC              (7,889)             --          (2,990)             --
-------------------------------------------------------------------------------------------
Total dividends and
    distributions                 (263,300)             --        (138,816)         (3,526)
-------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A
    Proceeds from
       shares sold               5,544,565      12,934,043       7,104,634       8,165,512
    Reinvestment of
       dividends and
       distributions               239,807              --         115,267           3,528
    Cost of shares
       redeemed                 (5,327,342)     (2,680,527)     (1,910,078)       (864,225)
-------------------------------------------------------------------------------------------
Net increase from
    Class A share
    transactions                   457,030      10,253,516       5,309,823       7,304,815
-------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from
       shares sold               1,731,204              --       2,914,149              --
    Reinvestment of
       dividends and
       distributions                23,493              --          23,550              --
    Cost of shares
       redeemed                    (78,428)             --         (51,006)             --
-------------------------------------------------------------------------------------------
Net increase from
    Class SC share
    transactions                 1,676,269              --       2,886,693              --
-------------------------------------------------------------------------------------------
Total increase
    in net assets                4,054,345      10,845,465       9,076,334       7,477,750
NET ASSETS:
    Beginning of period         14,844,669       3,999,204       8,097,688         619,938
-------------------------------------------------------------------------------------------
    End of period             $ 18,899,014    $ 14,844,669    $ 17,174,022    $  8,097,688
-------------------------------------------------------------------------------------------
Undistributed net
    investment income         $    333,837    $    170,869    $    381,587    $    120,685
===========================================================================================


                                        TOUCHSTONE                      TOUCHSTONE
                                         ENHANCED                        MODERATE
                                         ETF FUND                        ETF FUND
                              ----------------------------    ----------------------------
                                   FOR THE         FOR THE         FOR THE         FOR THE
                                    YEAR            YEAR            YEAR            YEAR
                                    ENDED           ENDED           ENDED           ENDED
                                DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                  2006 (A)          2005          2006 (A)          2005
INCREASE IN NET ASSETS:
OPERATIONS:
    Net investment
       income                 $    524,747    $    117,649    $    605,220    $    247,656
    Net realized gain
       on investments              673,973         192,976         311,749           4,288
    Net change in
       unrealized
       appreciation/
       depreciation
       on investments            4,472,048         748,809       1,660,158         325,512
-------------------------------------------------------------------------------------------
Net increase in net assets
    from operations              5,670,768       1,059,434       2,577,127         577,456
-------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment
       income, Class A            (114,406)             --        (233,091)             --
    Net investment
       income, Class SC             (3,262)             --         (14,565)             --
    Realized capital
       gains, Class A             (203,637)             --         (38,083)             --
    Realized capital
       gains, Class SC              (5,463)             --          (2,112)             --
-------------------------------------------------------------------------------------------
Total dividends and
    distributions                 (326,768)             --        (287,851)             --
-------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
CLASS A
    Proceeds from
       shares sold              20,091,044      26,723,320      10,027,660      18,061,892
    Reinvestment of
       dividends and
       distributions               318,044              --         271,174              --
    Cost of shares
       redeemed                 (5,274,815)     (1,822,841)     (3,682,958)     (1,789,919)
-------------------------------------------------------------------------------------------
Net increase from
    Class A share
    transactions                15,134,273      24,900,479       6,615,876      16,271,973
-------------------------------------------------------------------------------------------
CLASS SC
    Proceeds from
       shares sold               1,383,013              --       1,745,021              --
    Reinvestment of
       dividends and
       distributions                 8,725              --          16,677              --
    Cost of shares
       redeemed                    (62,903)             --         (51,338)             --
-------------------------------------------------------------------------------------------
Net increase from
    Class SC share
    transactions                 1,328,835              --       1,710,360              --
-------------------------------------------------------------------------------------------
Total increase
    in net assets               21,807,108      25,959,913      10,615,512      16,849,429
NET ASSETS:
    Beginning of period         26,863,853         903,940      19,137,244       2,287,815
-------------------------------------------------------------------------------------------
    End of period             $ 48,670,961    $ 26,863,853    $ 29,752,756    $ 19,137,244
-------------------------------------------------------------------------------------------
Undistributed net
    investment income         $    524,728    $    117,649    $    605,220    $    247,656
===========================================================================================

(a) Except for Class SC shares, which represents the period from commencement of operations (July 31, 2006) through December 31, 2006.

The accompanying notes are an integral part of the financial statements.

68

--------------------------------
Touchstone Variable Series Trust
--------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding:

TOUCHSTONE BALANCED FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            ----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF YEAR                          $    16.39     $    16.32     $    15.01     $    12.42     $    13.96
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                         0.30           0.27           0.25           0.22           0.30
    Net realized and unrealized gain (loss) on investments        1.48           0.80           1.20           2.46          (1.57)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                           1.78           1.07           1.45           2.68          (1.27)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        (0.29)         (0.18)         (0.14)         (0.09)         (0.27)
    Realized capital gains                                       (1.64)         (0.82)            --             --             --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                         (1.93)         (1.00)         (0.14)         (0.09)         (0.27)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    16.24     $    16.39     $    16.32     $    15.01     $    12.42
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     10.90%          6.61%          9.63%         21.57%         (9.09%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   29,948     $   30,205     $   32,094     $   27,015     $   23,616
Ratios to average net assets:
    Net expenses                                                  0.90%          0.90%          0.90%          0.90%          0.90%
    Net investment income                                         1.84%          1.57%          1.73%          1.86%          2.22%
Portfolio turnover                                                  62%            87%            66%            75%            86%
------------------------------------------------------------------------------------------------------------------------------------


TOUCHSTONE BARON SMALL CAP FUND

                                                                                         FOR THE
                                                                                       SIX MONTHS
                                               FOR THE YEAR ENDED DECEMBER 31,            ENDED          FOR THE YEAR ENDED JUNE 30,
                                           ---------------------------------------     DECEMBER 31,      ---------------------------
                                              2006           2005           2004         2003 (a)           2003           2002
NET ASSET VALUE, BEGINNING OF PERIOD       $   19.89      $   18.47      $   14.45      $   12.40         $   12.53      $   12.90
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss                        (0.11)         (0.21)         (0.18)         (0.09)            (0.16)         (0.13)
    Net realized and unrealized gain
       (loss) on investments                    3.75           1.63           4.20           2.14              0.03          (0.24)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations         3.64           1.42           4.02           2.05             (0.13)         (0.37)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Realized capital gains                     (0.67)            --             --             --                --             --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $   22.86      $   19.89      $   18.47      $   14.45         $   12.40      $   12.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   18.26%          7.69%         27.82%         16.53%(b)         (1.04%)        (2.87%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $  29,103      $  27,443      $  23,336      $  16,133         $  11,926      $  11,978
Ratios to average net assets:
    Net expenses                                1.51%          1.54%          1.65%          1.65%(c)          1.62%          1.55%
    Expenses before voluntary expense
       reimbursement                              NA             NA             NA             NA              2.44%          2.32%
    Net investment loss                         (.51%)        (1.15%)        (1.24%)        (1.44%)(c)        (1.49%)        (1.33%)
    Loss before voluntary expense
       reimbursement                              NA             NA             NA             NA             (2.32%)        (2.10%)
Portfolio turnover                                19%            14%            23%            32%(c)            29%            91%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE CORE BOND FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------------------------
                                                                2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF YEAR                           $    10.28     $    10.11     $    10.19     $    10.23     $    10.38
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                          0.50           0.40           0.38           0.40           0.40
    Net realized and unrealized gain (loss) on investments        (0.08)         (0.23)         (0.04)         (0.04)          0.42
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                            0.42           0.17           0.34           0.36           0.82
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                         (0.46)            --          (0.39)         (0.39)         (0.97)
    In excess of net investment income                               --             --          (0.03)         (0.01)            --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                          (0.46)            --          (0.42)         (0.40)         (0.97)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                 $    10.24     $    10.28     $    10.11     $    10.19     $    10.23
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       4.05%          1.68%          3.31%          3.49%          7.93%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                             $   37,358     $   39,049     $   40,044     $   42,580     $   41,924
Ratios to average net assets:
    Net expenses                                                   0.75%          0.75%          0.75%          0.75%          0.75%
    Net investment income                                          4.41%          3.76%          3.50%          3.62%          4.57%
Portfolio turnover                                                  231%           149%           144%           287%           152%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

                                                                                         FOR THE
                                                                                       SIX MONTHS
                                               FOR THE YEAR ENDED DECEMBER 31,            ENDED          FOR THE YEAR ENDED JUNE 30,
                                           ---------------------------------------     DECEMBER 31,      ---------------------------
                                              2006           2005           2004         2003 (a)           2003           2002
Net asset value, beginning of period       $   13.05      $   13.05      $   11.46      $    9.83         $    9.85      $   15.93
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                0.16           0.11           0.11           0.03             (0.01)         (0.04)
    Net realized and unrealized gain
       (loss) on investments                    2.03          (0.10)          1.60           1.61             (0.01)         (4.73)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations         2.19           0.01           1.71           1.64             (0.02)         (4.77)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                      (0.12)         (0.01)         (0.12)         (0.01)               --             --
    Realized capital gains                        --             --             --             --                --          (1.31)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions       (0.12)         (0.01)         (0.12)         (0.01)               --          (1.31)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $   15.12      $   13.05      $   13.05      $   11.46         $    9.83      $    9.85
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   16.81%          0.05%         14.89%         16.70%(b)         (0.16%)       (30.55%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $  30,215      $  29,461      $  34,656      $  33,897         $  28,623      $  20,309
Ratios to average net assets:
    Net expenses                                1.05%          1.05%          1.05%          1.05%(c)          1.16%          1.15%
    Expenses before voluntary expense
       reimbursement                              NA             NA             NA             NA              1.51%          1.17%
    Net investment income (loss)                1.03%          0.75%          0.94%          0.52%(c)         (0.19%)        (0.33%)
    Loss before voluntary expense
       reimbursement                              NA             NA             NA             NA             (0.54%)        (0.35%)
Portfolio turnover                                48%            51%            40%           241%(c)            70%            31%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

70

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF YEAR                          $     8.88     $     9.16     $     8.90     $     6.81     $     8.93
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                         0.28           0.20           0.19           0.09           0.10
    Net realized and unrealized gain (loss) on investments        2.08          (0.48)          0.26           2.09          (2.12)
------------------------------------------------------------------------------------------------------------------------------------
           Total from investment operations                       2.36          (0.28)          0.45           2.18          (2.02)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                                        (0.25)            --          (0.19)         (0.09)         (0.10)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    10.99     $     8.88     $     9.16     $     8.90     $     6.81
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     26.57%         (3.06%)         5.08%         32.00%        (22.67%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   26,285     $   25,360     $   29,699     $   30,258     $    7,561
Ratios to average net assets:
    Net expenses                                                  0.75%          0.75%          0.75%          0.75%          0.75%
    Net investment income                                         2.31%          2.23%          2.15%          1.57%          1.10%
Portfolio turnover                                                  53%            48%            60%           140%            27%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE GROWTH & INCOME FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF YEAR                          $    10.35     $    10.72     $     9.91     $     7.78     $     9.93
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                         0.19           0.18           0.19           0.16           0.19
    Net realized and unrealized gain (loss) on investments        1.22           0.02           0.81           2.38          (1.67)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                           1.41           0.20           1.00           2.54          (1.48)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        (0.19)            --          (0.19)         (0.16)         (0.33)
    Realized capital gains                                       (1.13)         (0.57)            --          (0.25)         (0.34)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                         (1.32)         (0.57)         (0.19)         (0.41)         (0.67)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    10.44     $    10.35     $    10.72     $     9.91     $     7.78
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     13.67%          1.86%         10.10%         32.84%        (14.90%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   28,144     $   28,570     $   32,791     $   32,768     $   25,263
Ratios to average net assets:
    Net expenses                                                  0.85%          0.85%          0.85%          0.85%          0.85%
    Net investment income                                         1.76%          1.66%          1.78%          1.85%          1.78%
Portfolio turnover                                                  98%            48%            43%            58%            69%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE HIGH YIELD FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF YEAR                          $     8.53     $     8.26     $     8.12     $     7.13     $     7.47
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                         0.61           0.61           0.64           0.72           0.58
    Net realized and unrealized gain (loss) on investments        0.06          (0.34)          0.14           0.99          (0.37)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                           0.67           0.27           0.78           1.71           0.21
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        (0.66)            --          (0.64)         (0.72)         (0.55)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $     8.54     $     8.53     $     8.26     $     8.12     $     7.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      7.90%          3.27%          9.55%         23.99%          2.82%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   37,361     $   37,853     $   42,328     $   45,844     $   32,529
Ratios to average net assets:
    Net expenses                                                  0.80%          0.80%          0.80%          0.74%(d)       0.80%
    Net investment income                                         6.84%          6.91%          7.30%          8.16%          9.72%
Portfolio turnover                                                  46%            69%            55%           101%            40%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MID CAP GROWTH FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF YEAR                          $    17.63     $    20.89     $    19.64     $    13.45     $    18.14
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment loss                                          (0.09)         (0.08)         (0.15)         (0.12)         (0.14)
    Net realized and unrealized gain (loss) on investments        2.95           3.28           2.48           6.47          (3.90)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                           2.86           3.20           2.33           6.35          (4.04)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Realized capital gains                                       (1.11)         (6.46)         (1.08)         (0.16)         (0.65)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    19.38     $    17.63     $    20.89     $    19.64     $    13.45
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     16.18%         15.29%         12.06%         47.26%        (22.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   35,216     $   33,511     $   34,135     $   37,537     $   25,408
Ratios to average net assets:
    Net expenses                                                  1.15%          1.15%          1.15%          1.15%          1.15%
    Net investment loss                                          (0.49%)        (0.50%)        (0.65%)        (0.74%)        (0.89%)
Portfolio turnover                                                 104%            70%           134%            88%            63%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

72

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:

TOUCHSTONE MONEY MARKET FUND - CLASS I

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF YEAR                          $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                         0.05           0.03           0.01           0.01           0.02
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        (0.05)         (0.03)         (0.01)         (0.01)         (0.02)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      4.94%          3.16%          1.35%          1.01%          1.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   37,256     $   42,614     $   38,188     $   73,278     $    9,482
Ratios to average net assets:
    Net expenses                                                  0.28%          0.28%          0.28%          0.30%          0.60%
    Net investment income                                         4.82%          3.13%          1.28%          0.91%          1.53%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MONEY MARKET FUND - CLASS SC

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                              FOR THE YEAR ENDED DECEMBER 31,         DECEMBER 31,
                                                                         ----------------------------------------        ENDED
                                                                            2006           2005           2004          2003(e)
NET ASSET VALUE, BEGINNING OF PERIOD                                     $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                      0.05           0.03           0.01           0.00(f)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                     (0.05)         (0.03)         (0.01)         (0.00)(f)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                           $     1.00     $     1.00     $     1.00     $     1.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                   4.66%          2.90%          1.08%          0.28%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                       $   39,111     $   37,342     $   25,727     $   27,883
Ratios to average net assets:
    Net expenses                                                               0.54%          0.54%          0.54%          0.53%(c)
    Net investment income                                                      4.61%          2.89%          1.06%          0.63%(c)
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.


The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND

                                                                                         FOR THE
                                                                                       SIX MONTHS
                                               FOR THE YEAR ENDED DECEMBER 31,            ENDED          FOR THE YEAR ENDED JUNE 30,
                                           ---------------------------------------     DECEMBER 31,      ---------------------------
                                              2006           2005           2004         2003 (a)           2003           2002
NET ASSET VALUE, BEGINNING OF PERIOD       $   26.89      $   23.51      $   18.71      $   14.65         $   16.08      $   16.79
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                0.22           0.11           0.05          (0.00)(f)          0.05           0.02
    Net realized and unrealized gain
       (loss) on investments                    4.05           3.98           4.80           4.06             (1.17)         (0.61)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations         4.27           4.09           4.85           4.06             (1.12)         (0.59)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income                      (0.11)         (0.00)(f)      (0.05)            --             (0.09)         (0.12)
    Realized capital gains                     (1.81)         (0.71)            --             --             (0.22)            --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions       (1.92)         (0.71)         (0.05)            --             (0.31)         (0.12)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $   29.24      $   26.89      $   23.51      $   18.71         $   14.65      $   16.08
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   15.87%         17.41%         25.93%         27.72%(b)         (6.78%)        (3.45%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)         $ 125,330      $ 117,142      $  92,920      $  71,600         $  50,499      $  48,221
Ratios to average net assets:
    Net expenses                                1.05%          1.05%          1.05%          1.05%(c)          1.10%          1.08%
    Expenses before voluntary
       expense reimbursement                      NA             NA             NA             NA              1.15%          1.08%
    Net investment income (loss)                0.77%          0.48%          0.27%         (0.01%)(c)         0.41%          0.23%
    Income before voluntary
       expense reimbursement                      NA             NA             NA             NA              0.36%          0.23%
Portfolio turnover                                10%            17%            30%            23%(c)            23%            23%
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE VALUE PLUS FUND

                                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------------
                                                               2006           2005           2004           2003           2002
NET ASSET VALUE, BEGINNING OF YEAR                          $    10.85     $    10.62    $     9.68     $     7.53     $    10.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income                                         0.14           0.09          0.08           0.08           0.05
    Net realized and unrealized gain (loss) on investments        2.00           0.14          0.94           2.15          (2.83)
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                           2.14           0.23          1.02           2.23          (2.78)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                        (0.10)            --         (0.08)         (0.08)         (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                                $    12.89     $    10.85    $    10.62     $     9.68     $     7.53
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     19.72%          2.17%        10.54%         29.72%        (26.65%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of year (000s)                            $   19,517     $   17,654    $   19,543     $   19,561     $    5,144
Ratios to average net assets:
    Net expenses                                                  1.15%          1.15%         1.15%          1.15%          1.15%
    Net investment income                                         1.12%          0.80%         0.76%          0.98%          0.59%
Portfolio turnover                                                 123%            48%           27%            97%            68%
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

74

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:


TOUCHSTONE AGGRESSIVE ETF FUND - CLASS A

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                     FOR THE YEAR ENDED DECEMBER 31,     ENDED
                                                                                     -------------------------------  DECEMBER 31,
                                                                                          2006           2005           2004 (g)
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $    11.30     $    10.80      $    10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                    0.24           0.13            0.06
    Net realized and unrealized gain on investments                                          1.29           0.37            0.80
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                      1.53           0.50            0.86
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                   (0.12)            --           (0.06)
    Realized capital gains                                                                  (0.06)            --              --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                                                    (0.18)            --           (0.06)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                         $    12.65     $    11.30      $    10.80
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                13.52%          4.63%           8.62%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                     $   17,171     $   14,845      $    3,999
Ratios to average net assets:
    Net expenses                                                                             0.50%          0.50%           0.50%(c)
    Net investment income                                                                    1.94%          1.80%           7.08%(c)
Portfolio turnover                                                                             33%            38%              0%(c)
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE AGGRESSIVE ETF FUND - CLASS SC

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                                                      DECEMBER 31,
                                                                                                                         2006 (h)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                  $    11.69
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                                                   0.09
    Net realized and unrealized gain on investments                                                                         1.04
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                                                     1.13
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                                                  (0.12)
    Realized capital gains                                                                                                 (0.06)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                                                                                   (0.18)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                        $    12.64
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                                9.65%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                                                    $    1,728
Ratios to average net assets:
    Net expenses                                                                                                            0.75%(c)
    Net investment income                                                                                                   3.45%(c)
Portfolio turnover                                                                                                            33%(c)
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS A

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                     FOR THE YEAR ENDED DECEMBER 31,     ENDED
                                                                                     -------------------------------  DECEMBER 31,
                                                                                          2006           2005           2004 (g)
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $    10.72     $    10.38    $    10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                    0.22           0.16          0.14
    Net realized and unrealized gain on investments                                          0.65           0.19          0.38
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                      0.87           0.35          0.52
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                   (0.08)            --         (0.14)
    Realized capital gains                                                                  (0.01)         (0.01)           --
       Total dividends and distributions                                                    (0.09)         (0.01)        (0.14)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                         $    11.50     $    10.72    $    10.38
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                 8.15%          3.32%         5.22%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                     $   14,213     $    8,098    $      620
Ratios to average net assets:
    Net expenses                                                                             0.50%          0.50%         0.50%(c)
    Net investment income                                                                    3.19%          3.01%         2.54%(c)
Portfolio turnover                                                                             14%            19%           37%(c)
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE CONSERVATIVE ETF FUND - CLASS SC

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                                                      DECEMBER 31,
                                                                                                                         2006 (h)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                  $    10.88
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                                                   0.11
    Net realized and unrealized gain on investments                                                                         0.59
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                                                     0.70
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                                                  (0.08)
    Realized capital gains                                                                                                 (0.01)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                                                                                   (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                        $    11.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                                6.46%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                                                    $    2,961
Ratios to average net assets:
    Net expenses                                                                                                            0.75%(c)
    Net investment income                                                                                                   3.87%(c)
Portfolio turnover                                                                                                            14%(c)
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

76

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Financial Highlights continued
Selected data for a share outstanding:


TOUCHSTONE ENHANCED ETF FUND - CLASS A

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                     FOR THE YEAR ENDED DECEMBER 31,     ENDED
                                                                                     -------------------------------  DECEMBER 31,
                                                                                          2006           2005           2004 (g)
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $    11.98     $    11.30    $    10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                   0.13           0.05          0.04
    Net realized and unrealized gain on investments                                         1.71           0.63          1.30
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                     1.84           0.68          1.34
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                  (0.03)            --         (0.04)
    Realized capital gains                                                                 (0.06)            --            --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                                                   (0.09)            --         (0.04)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $    13.73     $    11.98    $    11.30
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               15.38%          6.02%        13.36%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                    $   47,264     $   26,864    $      904
Ratios to average net assets:
    Net expenses                                                                            0.50%          0.50%         0.50%(c)
    Net investment income                                                                   1.26%          1.09%         1.06%(c)
Portfolio turnover                                                                            62%            64%            0%(c)
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE ENHANCED ETF FUND - CLASS SC

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                                                      DECEMBER 31,
                                                                                                                         2006 (h)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                  $    12.45
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                                                   0.11
    Net realized and unrealized gain on investments                                                                         1.25
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                                                     1.36
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                                                  (0.03)
    Realized capital gains                                                                                                 (0.06)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                                                                                   (0.09)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                        $    13.72
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                               10.94%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                                                    $    1,407
Ratios to average net assets:
    Net expenses                                                                                                            0.75%(c)
    Net investment income                                                                                                   3.29%(c)
Portfolio turnover                                                                                                            62%(c)
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

                                                                              77
                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE MODERATE ETF FUND - CLASS A

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                     FOR THE YEAR ENDED DECEMBER 31,     ENDED
                                                                                     -------------------------------  DECEMBER 31,
                                                                                          2006           2005           2004 (g)
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $    11.11     $    10.69    $    10.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                   0.22           0.14          0.06
    Net realized and unrealized gain on investments                                         1.00           0.28          0.69
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                     1.22           0.42          0.75
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                  (0.10)            --         (0.06)
    Realized capital gains                                                                 (0.02)            --            --
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                                                   (0.12)            --         (0.06)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                        $    12.21     $    11.11    $    10.69
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                               10.97%          3.93%         7.51%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                    $   27,991     $   19,137    $    2,288
Ratios to average net assets:
    Net expenses                                                                            0.50%          0.50%         0.50%(c)
    Net investment income                                                                   2.57%          2.48%         3.91%(c)
Portfolio turnover                                                                            15%            21%            0%(c)
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE MODERATE ETF FUND - CLASS SC

                                                                                                                        FOR THE
                                                                                                                        PERIOD
                                                                                                                         ENDED
                                                                                                                      DECEMBER 31,
                                                                                                                         2006 (h)
NET ASSET VALUE, BEGINNING OF PERIOD                                                                                  $    11.39
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                                                                                                   0.10
    Net realized and unrealized gain on investments                                                                         0.81
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                                                     0.91
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                                                                  (0.10)
    Realized capital gains                                                                                                 (0.02)
------------------------------------------------------------------------------------------------------------------------------------
       Total dividends and distributions                                                                                   (0.12)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                        $    12.18
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                                7.98%(b)

RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (000s)                                                                                    $    1,762
Ratios to average net assets:
    Net expenses                                                                                                            0.75%(c)
    Net investment income                                                                                                   3.73%(c)
Portfolio turnover                                                                                                            15%(c)
------------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Highlights on page 78.

The accompanying notes are an integral part of the financial statements.

78
--------------------------------
Touchstone Variable Series Trust
--------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(a) Effective August 20, 2003, the Fund changed its fiscal year end to December 31.
(b)   Not annualized.
(c)   Annualized.
(d) Absent voluntary fee waivers by the Advisor, the ratio of expenses to average net assets would have been 0.80%.
(e)   The Class commenced operations on July 15, 2003.
(f)   Less than $0.01 per share.
(g) Represents the period from commencement of operations (July 16, 2004) through December 31, 2004.
(h)   The Class commenced operations on July 31, 2006.

The accompanying notes are an integral part of the financial statements.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                               December 31, 2006

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Touchstone Variable Series Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company, and was organized as a Massachusetts business trust on February 7, 1994. The Trust consists of: Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone Mid Cap Growth Fund (formerly Touchstone Emerging Growth Fund), Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Value Plus Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund (individually a "Fund" and collectively the "Funds"). The Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund commenced operations of Class SC shares on July 31, 2006.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of December 31, 2006, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company and Columbus Life Insurance Company, which are all part of the Western & Southern Financial Group (Western-Southern), and 100% of the outstanding shares of the Trust were collectively owned by affiliates of Western-Southern and certain supplemental executive retirement plans sponsored by Western-Southern and its affiliates.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

80

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, the Trust does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of December 31, 2006, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of December 31, 2006, the following Funds loaned securities and received collateral as follows:

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                          Fair Value of           Value of
Fund                                    Securities Loaned    Collateral Received
--------------------------------------------------------------------------------
Touchstone Balanced Fund                  $    460,617        $    471,385
Touchstone Baron Small Cap Fund           $  5,509,638        $  5,664,401
Touchstone Growth & Income Fund           $    511,909        $    534,006
Touchstone High Yield Fund                $    363,305        $    385,017
Touchstone Mid Cap Growth Fund            $  6,277,407        $  6,465,033
Touchstone Third Avenue Value Fund        $  8,224,124        $  8,458,036
Touchstone Value Plus Fund                $  3,211,942        $  3,333,746

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

DIVIDENDS AND DISTRIBUTIONS. Income dividends to shareholders for all Funds in the Trust, except the Touchstone Money Market Fund, are declared and paid by each Fund annually. The Touchstone Money Market Fund will declare dividends daily and pay dividends monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations.

FEDERAL INCOME TAX. It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income tax has been made.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. For the year ended December 31, 2006, the following Fund had the following open forward foreign currency contract:

82

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

                              Contracts     In Exchange              Unrealized
Fund Name        Maturity    To Deliver         For         Value   Depreciation
Touchstone
Balanced Fund
Sales            02/26/07   GBP  117,800    $ 223,759    $ 230,686     $6,927
--------------------------------------------------------------------------------
      GBP   -- Great Britain Pound

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

ALLOCATIONS. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

2. RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR. The President and certain other officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Investment Services, Inc. (Integrated, formerly Integrated Fund Services, Inc.), the Trust's administrator, transfer agent and accounting services agent. The Advisor, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

Under the terms of the Investment Advisory Agreement, each Fund pays an investment advisory fee that is computed daily and paid monthly based on a percentage of each Fund's average daily net assets as listed below:

--------------------------------------------------------------------------------------------------
Touchstone Balanced Fund                            0.80% on the first $100 million
                                                    0.75% of the next $100 million
                                                    0.70% of the next $100 million
                                                    0.65% of such assets in excess of $300 million
--------------------------------------------------------------------------------------------------
Touchstone Baron Small Cap Fund                     1.05%
--------------------------------------------------------------------------------------------------
Touchstone Core Bond Fund                           0.55% on the first $100 million
                                                    0.50% of the next $100 million
                                                    0.45% of the next $100 million
                                                    0.40% of such assets in excess of $300 million
--------------------------------------------------------------------------------------------------
Touchstone Eagle Capital Appreciation Fund          0.75% on the first $100 million
                                                    0.70% of the next $100 million
                                                    0.65% of the next $100 million
                                                    0.60% of such assets in excess of $300 million
--------------------------------------------------------------------------------------------------
Touchstone Enhanced Dividend 30 Fund                0.65% on the first $100 million
                                                    0.60% of the next $100 million
                                                    0.55% of the next $100 million
                                                    0.50% of such assets in excess of $300 million
--------------------------------------------------------------------------------------------------
Touchstone Growth & Income Fund                     0.80% on the first $150 million
                                                    0.75% of such assets in excess of $150 million
--------------------------------------------------------------------------------------------------
Touchstone High Yield Fund                          0.50% on the first $100 million
                                                    0.45% of the next $100 million
                                                    0.40% of the next $100 million
                                                    0.35% of such assets in excess of $300 million
--------------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund                      0.80%
--------------------------------------------------------------------------------------------------
Touchstone Money Market Fund                        0.18%
--------------------------------------------------------------------------------------------------

84

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

--------------------------------------------------------------------------------------------------
Touchstone Third Avenue Value Fund                  0.80% on the first $100 million
                                                    0.75% of the next $100 million
                                                    0.70% of the next $100 million
                                                    0.65% of such assets in excess of $300 million
--------------------------------------------------------------------------------------------------
Touchstone Value Plus Fund                          0.75% on the first $100 million
                                                    0.70% of the next $100 million
                                                    0.65% of the next $100 million
                                                    0.60% of such assets in excess of $300 million
--------------------------------------------------------------------------------------------------
Touchstone Aggressive ETF Fund                      0.40% on the first $50 million
Touchstone Conservative ETF Fund                    0.38% of the next $50 million
Touchstone Enhanced ETF Fund                        0.36% of such assets in excess of $100 million
Touchstone Moderate ETF Fund
--------------------------------------------------------------------------------------------------

Subject to review and approval by the Board of Trustees, the Advisor has entered into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor (not the Fund) pays each sub-advisor a fee that is computed daily and paid monthly based on average daily net assets, for services provided. For the year ended December 31, 2006, the following sub-advisory agreements were in place:

TOUCHSTONE BALANCED FUND                          Oppenheimer Capital LLC

TOUCHSTONE BARON SMALL CAP FUND                   BAMCO, Inc.

TOUCHSTONE CORE BOND FUND                         Fort Washington Investment
                                                  Advisors, Inc.

TOUCHSTONE EAGLE CAPITAL                          Eagle Asset Management, Inc.
APPRECIATION FUND

TOUCHSTONE ENHANCED                               Todd Investment Advisors, Inc.
DIVIDEND 30 FUND

TOUCHSTONE GROWTH &                               Deutsche Investment Management
INCOME FUND                                       Americas Inc.

TOUCHSTONE HIGH YIELD FUND                        Fort Washington Investment
                                                  Advisors, Inc.

TOUCHSTONE MID CAP                                TCW Investment Management
GROWTH FUND                                       Company and Westfield Capital
                                                  Management Company LLC

TOUCHSTONE MONEY MARKET FUND                      Fort Washington
                                                  Investment Advisors, Inc.

TOUCHSTONE THIRD AVENUE                           Third Avenue Management LLC
VALUE FUND

TOUCHSTONE VALUE PLUS FUND                        Fort Washington Investment
                                                  Advisors, Inc.

TOUCHSTONE AGGRESSIVE ETF FUND                    Todd Investment Advisors, Inc.

TOUCHSTONE CONSERVATIVE ETF FUND                  Todd Investment Advisors, Inc.

TOUCHSTONE ENHANCED ETF FUND                      Todd Investment Advisors, Inc.

TOUCHSTONE MODERATE ETF FUND                      Todd Investment Advisors, Inc.

Fort Washington Investment Advisors, Inc. and Todd Investment Advisors, Inc. are affiliates of the Advisor and of Western-Southern.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

SPONSOR. Pursuant to a Sponsor Agreement between the Advisor and the Trust, the Advisor has been retained to provide certain management and supervisory services to the Touchstone Balanced Fund, Touchstone Baron Small Cap Fund, Touchstone Core Bond Fund, Touchstone Eagle Capital Appreciation Fund, Touchstone Enhanced Dividend 30 Fund, Touchstone Growth & Income Fund, Touchstone High Yield Fund, Touchstone Mid Cap Growth Fund, Touchstone Money Market Fund, Touchstone Third Avenue Value Fund, Touchstone Value Plus Fund, Touchstone Aggressive ETF Fund, Touchstone Conservative ETF Fund, Touchstone Enhanced ETF Fund, and Touchstone Moderate ETF Fund in exchange for the payment of a sponsor fee by the Funds equal to an annual rate of 0.20% of each Fund's average daily net assets. The Advisor provides the Funds with general office facilities and oversees the provision of administrative/non-investment services to the Trust, including the provision of services to the Trust by the Trust's administrator and fund accounting agent, transfer agent and custodian, including: (i) the updating of corporate organizational documents, and the negotiation of contracts and fees with, and the monitoring and coordination of performance and billings of, the Trust's custodian and other independent contractors and agents; (ii) the preparation and filing of all documents required for compliance by the Trust with applicable laws and regulations, including registration statements, prospectuses, and statements of additional information, and semi-annual and annual reports to shareholders; (iii) reviewing, (including coordinating the preparing of, but not preparing) tax returns; (iv) preparing agendas and supporting documents for, and minutes of meetings of, the Trustees, committees of the Trustees, and preparation of notices, proxy statements and minutes of meetings of shareholders of the Trust or of one or more of the Funds; (v) the maintenance of books and records of the Trust; (vi) telephone coverage to respond to shareholder inquiries; (vii) the provision of monitoring reports and assistance regarding compliance with federal securities and tax laws including compliance with the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended; (viii) the dissemination of yield and other performance information to newspapers and tracking services, (ix) the preparation of annual renewals for fidelity bond and errors and omissions insurance coverage, (x) the development of a budget for the Trust, the establishment of rate of expense accruals and the arrangement of the payment of all fixed and management expenses and (xi) the determination of each Fund's net asset value and the provision of all other fund accounting services to the Funds. The Advisor also provides persons satisfactory to the Board of Trustees of the Trust to serve as officers of the Trust. Such officers, as well as certain other employees and Trustees of the Trust, may be directors, officers, or employees of the Advisor or its affiliates.

The Advisor has waived all fees under the Sponsor Agreement for the year ended December 31, 2006 on all Funds except as follows:

                                                         Net Sponsor Fees
                Fund                                       Paid by Fund
            -------------------------------------------------------------

            Touchstone Baron Small Cap Fund                 $   56,906
            Touchstone Eagle Capital Appreciation Fund      $   20,234
            Touchstone High Yield Fund                      $   18,395
            Touchstone Mid Cap Growth Fund                  $   35,867
            Touchstone Third Avenue Value Fund              $  126,923
            Touchstone Value Plus Fund                      $    6,007


The Sponsor Agreement was terminated by the Advisor on January 1, 2007. See Note 5 for further information regarding the Sponsor Agreement.

86

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

ADMINISTRATION, ACCOUNTING SERVICES AND TRANSFER AGENCY AGREEMENT. Under the terms of the Administration, Accounting Services and Transfer Agency Agreement between the Trust and Integrated, Integrated supplies non-investment related administrative and compliance services for the Funds. Integrated supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. Integrated calculates the daily net asset value per share and maintains the financial books and records. Integrated performs transfer agent and other shareholder services for the Trust. For these services, Integrated receives a monthly fee from each Fund based on average daily net assets, subject to a minimum monthly fee. Integrated has waived all fees in connection with the transfer agency services it provides. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT. The Underwriter acts as exclusive agent for the distribution of the Funds' shares. The Underwriter receives no compensation under this agreement.

PLAN OF DISTRIBUTION. The Trust has a Plan of Distribution (Class SC Plan) under which shares of the Touchstone Money Market Fund Class SC, Touchstone Aggressive ETF Fund Class SC, Touchstone Conservative ETF Fund Class SC, Touchstone Enhanced ETF Fund Class SC, and Touchstone Moderate ETF Fund Class SC may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class SC Plan is 0.25% of average daily net assets attributable to such shares.

COMPLIANCE SERVICES AGREEMENT. Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, Integrated receives a quarterly fee from each Fund.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

AFFILIATED TRANSACTIONS. Each Fund, except the Touchstone Money Market Fund, may invest in the Touchstone Institutional Money Market Fund, subject to compliance with the several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that may not be waived or reimbursed.

A summary of each Fund's investment in the Touchstone Institutional Money Market Fund, for the year ended December 31, 2006, is noted below:

                                                                 SHARE ACTIVITY
                                             --------------------------------------------------------
                                               Balance                                      Balance                       Value
                                              12/31/05      Purchases        Sales         12/31/06       Dividends      12/31/06
------------------------------------------------------------------------------------------------------------------------------------
Touchstone Balanced Fund                        596,823     11,587,190    (11,938,211)        245,802    $    21,913    $   245,802

Touchstone Baron Small Cap Fund                 378,875      7,661,113     (7,944,106)         95,882    $    24,459    $    95,882

Touchstone Core Bond Fund                     3,691,857     28,563,925    (31,978,657)        277,125    $    54,665    $   277,125

Touchstone Eagle Capital
Appreciation Fund                             2,514,704     12,705,959    (14,695,939)        524,724    $    92,832    $   524,724

Touchstone Enhanced
Dividend 30 Fund                                843,625      6,999,121     (7,643,132)        199,614    $    20,334    $   199,614

Touchstone Growth &
Income Fund                                  11,503,852     25,818,283    (35,964,477)      1,357,658    $   120,773    $ 1,357,658

Touchstone High Yield Fund                    2,810,539     18,317,737    (20,144,586)        983,690    $    37,329    $   983,690

Touchstone Mid Cap
Growth Fund                                   1,153,790     43,587,925    (44,521,954)        219,761    $    69,889    $   219,761

Touchstone Third
Avenue Value Fund                            20,041,878     24,575,392    (27,252,325)     17,364,945    $   644,655    $17,364,945

Touchstone Value Plus Fund                      530,134      7,089,221     (7,284,729)        334,626    $    17,620    $   334,626

Touchstone Aggressive ETF Fund                  335,235      8,878,457     (8,958,997)        254,695    $    14,249    $   254,695

Touchstone Conservative ETF Fund                197,626      9,178,313     (9,064,267)        311,672    $    13,997    $   311,672

Touchstone Enhanced ETF Fund                    687,533     16,864,047    (16,292,459)      1,259,121    $    39,325    $ 1,259,121

Touchstone Moderate ETF Fund                    573,281     10,906,430    (10,879,800)        599,911    $    22,157    $   599,911

88

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions for the Touchstone Money Market Fund are identical to the dollar value of those transactions as shown in the Statements of Changes in Net Assets. Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown.

                                                      Touchstone Balanced               Touchstone Baron
                                                              Fund                       Small Cap Fund
                                                    For the        For the           For the         For the
                                                     Year           Year              Year            Year
                                                     Ended          Ended             Ended           Ended
                                                  December 31,   December 31,      December 31,    December 31,
                                                      2006           2005             2006            2005
Shares issued                                        264,940         221,240          192,171         350,319
Shares reinvested                                    197,894         107,217           36,647              --
Shares redeemed                                     (461,849)       (452,511)        (335,460)       (233,860)
                                                   ----------------------------------------------------------
Net increase (decrease) in shares outstanding            985        (124,054)        (106,642)        116,459
Shares outstanding, beginning of year              1,842,892       1,966,946        1,379,960       1,263,501
                                                   ----------------------------------------------------------
Shares outstanding, end of year                    1,843,877       1,842,892        1,273,318       1,379,960

                                                       Touchstone Core             Touchstone Eagle Capital
                                                          Bond Fund                    Appreciation Fund
                                                    For the        For the           For the         For the
                                                     Year           Year              Year            Year
                                                     Ended          Ended             Ended           Ended
                                                  December 31,   December 31,      December 31,    December 31,
                                                      2006           2005             2006            2005
Shares issued                                        264,649         372,178           56,083          77,605
Shares reinvested                                    155,949              --           15,836           2,034
Shares redeemed                                     (569,460)       (535,835)        (331,637)       (476,687)
                                                   ----------------------------------------------------------
Net decrease in shares outstanding                  (148,862)       (163,657)        (259,718)       (397,048)
Shares outstanding, beginning of year              3,797,285       3,960,942        2,258,268       2,655,316
                                                   ----------------------------------------------------------
Shares outstanding, end of year                    3,648,423       3,797,285        1,998,550       2,258,268

                                                      Touchstone Enhanced               Touchstone Growth
                                                       Dividend 30 Fund                   & Income Fund
                                                    For the        For the           For the         For the
                                                     Year           Year              Year            Year
                                                     Ended          Ended             Ended           Ended
                                                  December 31,   December 31,      December 31,    December 31,
                                                      2006           2005             2006            2005

Shares issued                                        367,119         502,702          100,333         117,609
Shares reinvested                                     53,124              --          304,797         144,551
Shares redeemed                                     (885,620)       (887,517)        (470,282)       (562,238)
                                                   ----------------------------------------------------------
Net decrease in shares outstanding                  (465,377)       (384,815)         (65,152)       (300,078)
Shares outstanding, beginning of year              2,856,261       3,241,076        2,760,057       3,060,135
                                                   ----------------------------------------------------------
Shares outstanding, end of year                    2,390,884       2,856,261        2,694,905       2,760,057

                                                        Touchstone High                Touchstone Mid Cap
                                                           Yield Fund                      Growth Fund
                                                    For the        For the          For the         For the
                                                     Year           Year             Year            Year
                                                     Ended          Ended            Ended           Ended
                                                  December 31,   December 31,     December 31,    December 31,
                                                      2006           2005            2006            2005
Shares issued                                       1,241,593       2,417,219         256,754         205,023
Shares reinvested                                     315,594              --          98,593         510,256
Shares redeemed                                    (1,621,921)     (3,104,305)       (439,431)       (448,567)
                                                   ----------------------------------------------------------
Net increase (decrease) in shares outstanding         (64,734)       (687,086)        (84,084)        266,712
Shares outstanding, beginning of year               4,438,435       5,125,521       1,900,763       1,634,051
                                                   ----------------------------------------------------------
Shares outstanding, end of year                     4,373,701       4,438,435       1,816,679       1,900,763

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                       Touchstone Third                Touchstone Value
                                                       Avenue Value Fund                  Plus Fund
                                                    For the        For the          For the         For the
                                                     Year           Year             Year            Year
                                                     Ended          Ended            Ended           Ended
                                                  December 31,   December 31,     December 31,    December 31,
                                                      2006           2005            2006            2005
Shares issued                                        520,560         954,865          274,881         218,558
Shares reinvested                                    265,948         111,946           11,702              --
Shares redeemed                                     (855,501)       (663,115)        (398,573)       (432,857)
                                                   ----------------------------------------------------------
Net increase (decrease) in shares outstanding        (68,993)        403,696         (111,990)       (214,299)
Shares outstanding, beginning of year              4,355,886       3,952,190        1,626,330       1,840,629
                                                   ----------------------------------------------------------
Shares outstanding, end of year                    4,286,893       4,355,886        1,514,340       1,626,330

                                                    Touchstone Aggressive                          Touchstone Conservative
                                                          ETF Fund                                        ETF Fund
                                                   Class A                Class SC                Class A                Class SC
                                        ----------------------------    ------------    ----------------------------    ------------
                                          For the         For the        For the          For the        For the         For the
                                           Year            Year           Period           Year            Year           Period
                                           Ended           Ended           Ended           Ended           Ended           Ended
                                        December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                            2006            2005          2006 (a)          2006            2005          2006 (a)
Shares issued                              472,348       1,185,928       141,128           643,063       778,609         260,167
Shares reinvested                           18,926              --         1,856            10,013           330           2,048
Shares redeemed                           (447,737)       (242,515)       (6,245)         (173,225)      (83,036)         (4,501)
                                         -------------------------------------------------------------------------------------------
Net increase in shares outstanding          43,537         943,413       136,739           479,851       695,903         257,714
Shares outstanding, beginning of period  1,313,640         370,227            --           755,648        59,745              --
                                         -------------------------------------------------------------------------------------------
Shares outstanding, end of period        1,357,177       1,313,640       136,739         1,235,499       755,648         257,714

                                                     Touchstone Enhanced                             Touchstone Moderate
                                                          ETF Fund                                        ETF Fund
                                                   Class A                Class SC                Class A                Class SC
                                        ----------------------------    ------------    ----------------------------    ------------
                                          For the         For the        For the          For the        For the         For the
                                           Year            Year           Period           Year            Year           Period
                                           Ended           Ended           Ended           Ended           Ended           Ended
                                        December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                                            2006            2005          2006 (a)          2006            2005          2006 (a)

Shares issued                            1,581,056       2,323,299       106,664           868,954       1,673,453       147,559
Shares reinvested                           23,164              --           636            22,189              --         1,368
Shares redeemed                           (404,908)       (160,264)       (4,742)         (320,605)       (165,563)       (4,288)
                                         -------------------------------------------------------------------------------------------
Net increase in shares outstanding       1,199,312       2,163,035       102,558           570,538       1,507,890       144,639
Shares outstanding, beginning of period  2,243,057          80,022            --         1,722,003         214,113            --
                                         -------------------------------------------------------------------------------------------
Shares outstanding, end of period        3,442,369       2,243,057       102,558         2,292,541       1,722,003       144,639

(a) Represents the period from commencement of operations (July 31, 2006) through December 31, 2006.

90

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

5. EXPENSE REIMBURSEMENTS

The Advisor has contractually agreed to waive its fees under the Sponsor Agreement or reimburse certain other fees and expenses of each Fund, such that after such waivers and reimbursements, the aggregate operating expenses of each Fund do not exceed that Fund's expense cap (the Expense Cap). For this purpose, operating expenses are exclusive of interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses. For financial reporting purposes for the year ended December 31, 2006, Custodian fees reduced by the Custodian were $1,294, $3,083 and $9,178 for the Touchstone Balanced Fund, the Touchstone Eagle Capital Appreciation Fund and the Touchstone Value Plus Fund, respectively. This reduction had no effect on net investment income of each of these Funds. Each Fund's Expense Cap, as calculated on an annual basis, and as a percentage of average daily net assets of the Fund, is listed below. Also listed are the amounts of Sponsor fees waived by the Advisor under the Sponsor Agreement, the amount of Advisory fees waived and other expenses reimbursed by the Advisor and the amount of Transfer agent fees waived by the Transfer agent for each Fund for the year ended December 31, 2006:

                                              Touchstone                     Touchstone     Touchstone     Touchstone
                               Touchstone        Baron        Touchstone    Eagle Capital    Enhanced       Growth &
                                Balanced       Small Cap       Core Bond    Appreciation    Dividend 30      Income
                                  Fund           Fund            Fund           Fund           Fund           Fund
Expense cap                          0.90%          1.65%           0.75%          1.05%          0.75%          0.85%
Sponsor fees waived            $   59,400     $       --      $   75,665     $   38,091     $   47,861     $   55,279
Advisory fees waived           $   53,637     $       --      $   11,892     $       --     $   47,836     $   58,959
Fees reduced by Custodian      $    1,294     $       --      $       --     $    3,083     $       --     $       --
Transfer agent fees waived     $   12,000     $   12,000      $   12,000     $   12,000     $   12,000     $   12,000
----------------------------------------------------------------------------------------------------------------------

                                                             Touchstone      Touchstone     Touchstone     Touchstone
                               Touchstone       Mid Cap     Money Market -  Money Market -  Third Avenue   Touchstone
                               High Yield       Growth          Class I      Class SC          Value       Value Plus
                                  Fund           Fund            Fund          Fund            Fund           Fund
Expense cap                          0.80%          1.15%           0.28%          0.54%          1.05%          1.15%
Sponsor fees waived            $   48,319     $   32,152      $   86,726     $   83,480     $  111,917     $   29,549
Advisory fees waived           $    4,141     $       --      $   26,722     $   20,371     $       --     $      488
Fees reduced by Custodian      $       --     $       --      $       --     $       --     $       --     $    9,178
Transfer agent fees waived     $   12,000     $   12,000      $    6,000     $    6,000     $   12,000     $   12,000
----------------------------------------------------------------------------------------------------------------------

                                                              Touchstone     Touchstone     Touchstone    Touchstone
                                                              Aggressive     Aggressive    Conservative   Conservative
                                                               ETF Fund -     ETF Fund -     ETF Fund -    ETF Fund -
                                                                Class A       Class SC       Class A        Class SC
Expense cap                                                         0.50%          0.75%          0.50%          0.75%
Sponsor fees waived                                           $   33,090     $      710     $   22,120     $    1,448
Advisory fees waived and/or
    expenses reimbursed                                       $   66,094     $    2,162     $   64,851     $    4,844
Transfer agent fees waived                                    $    6,000     $    6,000     $    6,000     $    6,000
----------------------------------------------------------------------------------------------------------------------

                                                              Touchstone     Touchstone     Touchstone     Touchstone
                                                               Enhanced       Enhanced       Moderate       Moderate
                                                              ETF Fund -     ETF Fund -     ETF Fund -     ETF Fund -
                                                                Class A       Class SC        Class A       Class SC
                                                              ----------     ----------     ----------     ----------
Expense cap                                                         0.50%          0.75%          0.50%          0.75%
Sponsor fees waived                                           $   81,267     $      656     $   45,999     $      774
Advisory fees waived and/or
    expenses reimbursed                                       $   49,270     $      695     $   60,901     $    1,451
Transfer agent fees waived                                    $    6,000     $    6,000     $    6,000     $    6,000
-------------------------------------------------------------------------------------------------------------------------

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

Investment transactions (excluding purchases and sales of U.S. government obligations, U.S. government agency obligations and short-term investments) for the year ended December 31, 2006 were as follows:

                                         Touchstone                      Touchstone      Touchstone
                         Touchstone        Baron         Touchstone    Eagle Capital      Enhanced
                          Balanced       Small Cap       Core Bond      Appreciation     Dividend 30
                            Fund            Fund            Fund            Fund             Fund
Cost of Purchases       $ 18,192,814    $  5,262,864    $ 85,601,844    $ 12,989,235    $ 12,583,789
Proceeds from Sales     $ 20,919,952    $  7,815,379    $ 85,844,477    $ 15,577,502    $ 16,122,401
----------------------------------------------------------------------------------------------------

                          Touchstone                     Touchstone      Touchstone
                           Growth &      Touchstone        Mid Cap      Third Avenue     Touchstone
                            Income       High Yield        Growth           Value        Value Plus
                             Fund           Fund            Fund            Fund            Fund
Cost of Purchases       $ 31,171,105    $ 15,801,872    $ 34,277,183    $ 11,000,285    $ 21,562,808
Proceeds from Sales     $ 24,252,316    $ 17,122,379    $ 36,816,563    $ 15,167,531    $ 22,473,725
----------------------------------------------------------------------------------------------------

                          Touchstone     Touchstone      Touchstone      Touchstone
                          Aggressive    Conservative      Enhanced        Moderate
                           ETF Fund       ETF Fund        ETF Fund        ETF Fund
Cost of Purchases       $  8,050,679    $  9,978,473    $ 41,461,489    $ 12,029,652
Proceeds from Sales     $  5,563,695    $  1,640,677    $ 24,958,385    $  3,529,758
----------------------------------------------------------------------------------------------------

7. FEDERAL TAX INFORMATION

The tax character of distributions paid for the periods ended December 31, 2006 and 2005 was as follows:

                                                                                                                  Touchstone
                                     Touchstone                Touchstone                Touchstone              Eagle Capital
                                      Balanced               Baron Small Cap              Core Bond              Appreciation
                                        Fund                      Fund                      Fund                     Fund
                                  2006         2005         2006         2005         2006         2005         2006         2005
From ordinary income           $  530,005   $  423,860   $       --   $       --   $1,596,915   $       --   $  239,438   $   26,545
From long-term capital gains    2,725,233    1,332,554      847,283           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $3,255,238   $1,756,414   $  847,283   $       --   $1,596,915   $       --   $  239,438   $   26,545
------------------------------------------------------------------------------------------------------------------------------------

                                      Touchstone                Touchstone               Touchstone                 Touchstone
                                      Enhanced                   Growth &                   High                      Mid Cap
                                     Dividend 30                  Income                    Yield                     Growth
                                        Fund                       Fund                     Fund                       Fund

                                  2006         2005         2006         2005         2006         2005         2006         2005
From ordinary income           $  583,832   $       --   $  648,768   $    9,376   $2,695,173   $       --   $       --    1,573,854
From long-term capital gains           --           --    2,556,439    1,493,957           --           --    1,918,613    7,432,171
------------------------------------------------------------------------------------------------------------------------------------
                               $  583,832   $       --   $3,205,207   $1,503,333   $2,695,173   $       --   $1,918,613    9,006,025
------------------------------------------------------------------------------------------------------------------------------------

                                     Touchstone                 Touchstone                Touchstone
                                       Money                   Third Avenue                 Value
                                       Market                      Value                    Plus
                                        Fund                       Fund                     Fund
                                 2006         2005         2006         2005          2006        2005
From ordinary income           $4,012,075   $2,417,457   $1,266,296   $  865,653   $  150,839   $       --
From long-term capital gains           --           --    6,542,425    2,156,836           --           --
------------------------------------------------------------------------------------------------------------------------------------
                               $4,012,075   $2,417,457   $7,808,721   $3,022,489   $  150,839   $       --
------------------------------------------------------------------------------------------------------------------------------------

                                     Touchstone                 Touchstone                Touchstone                Touchstone
                                     Aggressive                Conservative                Enhanced                   Moderate
                                         ETF                        ETF                       ETF                        ETF
                                        Fund                       Fund                      Fund                       Fund
                                  2006         2005         2006         2005         2006         2005         2006         2005
From ordinary income           $  263,300   $       --   $  136,921   $    3,526   $  326,768   $       --   $  286,645   $       --
From long-term capital gains           --           --        1,895           --           --           --        1,206           --
------------------------------------------------------------------------------------------------------------------------------------
                               $  263,300   $       --   $  138,816   $    3,526   $  326,768   $       --      287,851   $       --
------------------------------------------------------------------------------------------------------------------------------------

92

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

The following information is computed on a tax basis for each item as of December 31, 2006:

                                                                       Touchstone       Touchstone      Touchstone
                                     Touchstone       Touchstone          Core        Eagle Capital      Enhanced
                                      Balanced      Baron Small Cap       Bond         Appreciation     Dividend 30
                                        Fund              Fund            Fund             Fund             Fund
Cost of portfolio investments       $ 27,708,531     $ 23,710,233     $ 37,325,358     $ 25,230,028     $ 22,779,124
---------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation          3,067,639       11,655,462          173,457        4,505,951        3,967,660
Gross unrealized depreciation           (388,355)        (495,998)        (365,509)        (238,483)        (476,713)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                      2,679,284       11,159,464         (192,052)       4,267,468        3,490,947
Capital loss carryforward                     --               --         (992,262)      (5,629,178)              --
Post-October losses                       (5,705)        (245,035)         (11,440)              --               --
Undistributed ordinary income          1,465,391               --        1,720,286          299,216          784,454
Undistributed long-term gains          1,148,073        3,431,149               --               --               --
---------------------------------------------------------------------------------------------------------------------
Accumulated earnings (deficit)      $  5,287,043     $ 14,345,578     $    524,532     $ (1,062,494)    $  4,275,401
---------------------------------------------------------------------------------------------------------------------

                         Touchstone                      Touchstone      Touchstone      Touchstone
                          Growth &       Touchstone        Mid Cap         Money        Third Avenue     Touchstone
                           Income        High Yield        Growth          Market           Value        Value Plus
                            Fund            Fund            Fund            Fund            Fund            Fund
Cost of portfolio
   investments          $ 26,359,625    $ 36,673,232    $ 37,198,997    $  76,220,014   $ 93,128,324    $ 19,715,807
---------------------------------------------------------------------------------------------------------------------
Gross unrealized
   appreciation            2,733,301         826,087       5,143,693              --      43,024,210       3,358,666
Gross unrealized
   depreciation             (373,012)       (377,922)       (589,652)             --      (1,874,094)        (83,386)
---------------------------------------------------------------------------------------------------------------------
Net unrealized
   appreciation            2,360,289         448,165       4,554,041              --      41,150,116       3,275,280
Capital loss
   carryforward                   --      (1,695,145)             --        (407,792)     (2,833,596)     (3,681,778)
Undistributed
   ordinary income         1,031,883       2,416,208       1,535,260              --         948,228         199,747
Undistributed
   long-term gains         1,504,863              --       6,037,020              --       7,744,052              --
---------------------------------------------------------------------------------------------------------------------
Accumulated
   earnings (deficit)   $  4,897,035    $  1,169,228    $ 12,126,321    $   (407,792)   $ 47,008,800    $   (206,751)
---------------------------------------------------------------------------------------------------------------------

                                     Touchstone     Touchstone       Touchstone      Touchstone
                                     Aggressive    Conservative       Enhanced        Moderate
                                         ETF            ETF              ETF             ETF
                                        Fund           Fund             Fund            Fund
Cost of portfolio investments       $ 17,200,088    $ 16,639,479    $ 43,995,446    $ 27,894,883
---------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation          1,733,326         732,045       5,303,742       2,163,819
Gross unrealized depreciation            (74,884)       (105,310)        (80,880)       (181,362)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation            1,658,442         626,735       5,222,862       1,982,457
Undistributed ordinary income            384,843         402,456         894,956         689,767
Undistributed long-term gains            508,400          51,272         359,898         236,533
---------------------------------------------------------------------------------------------------------------------
Accumulated earnings                $  2,551,685    $  1,080,463    $  6,477,716    $  2,908,757
---------------------------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

During the year ended December 31, 2006, the following Funds utilized capital loss carryforwards as follows:

                                        Amount
Eagle Capital Appreciation Fund      $ 2,197,450
Enhanced Dividend 30 Fund                408,210
High Yield Fund                          241,019
Third Avenue Value Fund                  377,436
Value Plus Fund                        2,233,485

During the year ended December 31, 2006, the Money Market Fund had $35,009 of capital loss carryforwards expire unutilized.

The capital loss carryforwards as of December 31, 2006 in the table above expire as follows:

                                        Amount                  Expiration Date

Core Bond Fund                       $   229,038               December 31, 2008
                                              22               December 31, 2011
                                          59,279               December 31, 2012
                                          74,295               December 31, 2013
                                         629,628               December 31, 2014
                                     -----------
                                     $   992,262
                                     -----------

Eagle Capital Appreciation Fund*     $ 5,629,178               December 31, 2010

High Yield Fund                      $    28,903               December 31, 2008
                                           6,124               December 31, 2009
                                         283,470               December 31, 2010
                                       1,376,648               December 31, 2011
                                     -----------
                                     $ 1,695,145
                                     -----------

Money Market Fund                    $    58,431               December 31, 2007
                                         104,616               December 31, 2008
                                         244,587               December 31, 2009
                                              28               December 31, 2010
                                             130               December 31, 2012
                                     -----------
                                     $   407,792
                                     -----------

Third Avenue Value Fund*             $ 2,583,621               December 31, 2010
                                         216,360               December 31, 2011
                                          22,282               December 31, 2013
                                          11,333               December 31, 2014
                                     -----------
                                     $ 2,833,596
                                     -----------

Value Plus Fund*                     $ 1,105,493              December 31, 2010
                                       2,576,285              December 31, 2011
                                     -----------
                                       3,681,778
                                     -----------

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

* A portion of the capital losses may be limited under tax regulations.

From November 1, 2006 to December 31, 2006, the following Funds incurred the following net losses. The Funds intend to elect to defer these losses and treat them as arising on January 1, 2007:

                                        Amount
Balanced Fund                        $     5,705
Baron Small Cap Fund                     245,035
Core Bond Fund                            11,440

94

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Notes to Financial Statements continued

Reclassification of capital accounts - Reclassifications result primarily from the difference in the tax treatment of paydown securities, expiration of capital loss carryforwards and net investment losses. These reclassifications have no impact on the net assets or net assets per share of the Funds and are designed to present to the Funds capital accounts on a tax basis.

                        Undistributed
                        Net Investment      Realized         Paid-In
                            Income         Gain/Loss         Capital
Balanced Fund             $   (5,506)      $    5,506       $       --
Baron Small Cap Fund         145,281               --         (145,281)
Core Bond Fund                42,542          (42,542)              --
High Yield                    (4,996)           4,996               --
Mid Cap Fund                 166,003         (166,003)              --
Money Market Fund                 --           35,009          (35,009)
Third Avenue Fund               (167)             167               --
Conservative ETF Fund             (1)              --                1

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their semi annual report on June 30, 2007. Management is in the process of determining the impact of adoption.

8. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's Officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

REPORT OF INDEPENDENT REGISTERED
--------------------------------------------------------------------------------
  PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Touchstone Variable Series Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Variable Series Trust, (comprised of the Balanced Fund, Baron Small Cap Fund, Core Bond Fund, Eagle Capital Appreciation Fund, Enhanced Dividend 30 Fund, Growth & Income Fund, High Yield Fund, Mid Cap Growth Fund, Money Market Fund, Third Avenue Value Fund, Value Plus Fund, Aggressive ETF Fund, Conservative ETF Fund, Enhanced ETF Fund, and Moderate ETF Fund) (the "Funds") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Touchstone Variable Series Trust at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP


Cincinnati, Ohio
February 23, 2007


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OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------
                                                               December 31, 2006

DIVIDEND RECEIVED DEDUCTION

For corporate shareholders, the following ordinary distributions paid during the current fiscal year ended December 31, 2006 qualifiy for the corporate dividends received deduction:

Balanced Fund                                                                62%
Eagle Capital Appreciation Fund                                              90%
Growth & Income Fund                                                        100%
Third Avenue Value Fund                                                      72%
Conservative ETF Fund                                                        83%

PROXY VOTING GUIDELINES

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 is available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2006" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

                                                                                               Expenses
                                                Net Expense    Beginning       Ending       Paid During the
                                                   Ratio        Account        Account         Six Months
                                                Annualized       Value          Value           Ended
                                                December 31,     July 1,     December 31,     December 31,
                                                    2006          2006           2006            2006 **
TOUCHSTONE BALANCED FUND
    Actual                                         0.90%        $1,000.00      $1,088.50        $4.74
    Hypothetical                                   0.90%        $1,000.00      $1,020.67        $4.58

TOUCHSTONE BARON SMALL CAP FUND
    Actual                                         1.52%        $1,000.00      $1,079.50        $7.97
    Hypothetical                                   1.52%        $1,000.00      $1,017.54        $7.73

TOUCHSTONE CORE BOND FUND
    Actual                                         0.75%        $1,000.00      $1,049.70        $3.88
    Hypothetical                                   0.75%        $1,000.00      $1,021.42        $3.82

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
    Actual                                         1.05%        $1,000.00      $1,141.00        $5.67
    Hypothetical                                   1.05%        $1,000.00      $1,019.91        $5.35

TOUCHSTONE ENHANCED DIVIDEND 30 FUND
    Actual                                         0.75%        $1,000.00      $1,157.50        $4.08
    Hypothetical                                   0.75%        $1,000.00      $1,021.42        $3.82

TOUCHSTONE GROWTH & INCOME FUND
    Actual                                         0.85%        $1,000.00      $1,108.90        $4.52
    Hypothetical                                   0.85%        $1,000.00      $1,020.92        $4.33

TOUCHSTONE HIGH YIELD FUND
    Actual                                         0.80%        $1,000.00      $1,072.70        $4.18
    Hypothetical                                   0.80%        $1,000.00      $1,021.17        $4.08

TOUCHSTONE MID CAP GROWTH FUND
    Actual                                         1.15%        $1,000.00      $1,079.70        $6.03
    Hypothetical                                   1.15%        $1,000.00      $1,019.41        $5.85

TOUCHSTONE MONEY MARKET FUND
   Class I    Actual                               0.28%        $1,000.00      $1,026.00        $1.43
   Class I    Hypothetical                         0.28%        $1,000.00      $1,023.79        $1.43

   Class SC   Actual                               0.54%        $1,000.00      $1,024.70        $2.76
   Class SC   Hypothetical                         0.54%        $1,000.00      $1,022.48        $2.75

TOUCHSTONE THIRD AVENUE VALUE FUND
    Actual                                         1.05%        $1,000.00      $1,108.10        $5.58
    Hypothetical                                   1.05%        $1,000.00      $1,019.91        $5.35

TOUCHSTONE VALUE PLUS FUND
    Actual                                         1.15%        $1,000.00      $1,160.80        $6.26
    Hypothetical                                   1.15%        $1,000.00      $1,019.41        $5.85

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98

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--------------------------------------------------------------------------------
Other Items continued

                                                                                                Expenses
                                               Net Expense    Beginning        Ending        Paid During the
                                                   Ratio       Account        Account           Six Months
                                                Annualized      Value          Value              Ended
                                               December 31,    July 1,      December 31,       December 31,
                                                   2005         2005*           2005              2005**
TOUCHSTONE AGGRESSIVE ETF FUND
   Class A    Actual                               0.50%        $1,000.00      $1,102.00        $2.65
   Class A    Hypothetical                         0.50%        $1,000.00      $1,022.68        $2.55

   Class SC   Actual*                              0.75%        $1,000.00      $1,133.30        $3.38
   Class SC   Hypothetical*                        0.75%        $1,000.00      $1,017.93        $3.19

TOUCHSTONE CONSERVATIVE ETF FUND
   Class A    Actual                               0.50%        $1,000.00      $1,074.40        $2.61
   Class A    Hypothetical                         0.50%        $1,000.00      $1,022.68        $2.55

   Class SC   Actual*                              0.75%        $1,000.00      $1,078.50        $3.29
   Class SC   Hypothetical*                        0.75%        $1,000.00      $1,017.93        $3.19

TOUCHSTONE ENHANCED ETF FUND
   Class A    Actual                               0.50%        $1,000.00      $1,093.60        $2.64
   Class A    Hypothetical                         0.50%        $1,000.00      $1,022.68        $2.55

   Class SC   Actual*                              0.75%        $1,000.00      $1,151.00        $3.40
   Class SC   Hypothetical*                        0.75%        $1,000.00      $1,017.93        $3.19

TOUCHSTONE MODERATE ETF FUND
   Class A    Actual                               0.50%        $1,000.00      $1,089.20        $2.63
   Class A    Hypothetical                         0.50%        $1,000.00      $1,022.68        $2.55

   Class SC   Actual*                              0.75%        $1,000.00      $1,105.10        $3.33
   Class SC   Hypothetical*                        0.75%        $1,000.00      $1,017.93        $3.19

* The example is based on an investment of $1,000 invested at the beginning of the period (July 31, 2006) and held for the entire period through December 31, 2006.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

ADVISORY AGREEMENT APPROVAL DISCLOSURE

At a meeting held on November 16, 2006, the Board of Trustees (the "Board") of the Touchstone Variable Series Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved with respect to each Fund the continuance of the Investment Advisory Agreement between the Trust and the Advisor and the respective Sub-Advisory Agreement(s) between the Advisor and the respective Sub-Advisor(s).

In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and the respective Sub-Advisory Agreement(s) was in the interests of each Fund and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies;
(2) comparative performance information; (3) the Advisor's revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation with respect to each Fund of the Investment Advisory Agreement and the respective Sub-Advisory Agreement(s). The Independent Trustees also reviewed with respect to each Fund the proposed continuation of the Investment Advisory Agreement and the respective Sub-Advisory Agreement(s) in private sessions with counsel at which no representatives of management were present.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF ADVISOR SERVICES. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisors and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board concluded that it was satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

ADVISOR'S COMPENSATION AND PROFITABILITY. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor had waived advisory fees and/or reimbursed expenses for certain Funds and also paid the Sub Advisors' sub-advisory fees out of the advisory fees the Advisor received from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, received Rule 12b-1 distribution fees from the Funds. The Board also noted that the Advisor derived benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor was entitled to earn a reasonable level of profits in exchange for the level of services it provided to each Fund and the entrepreneurial risk that it assumed as Advisor. Based upon its review, the Board concluded that the Advisor's level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

EXPENSES AND PERFORMANCE. The Board compared the respective advisory fees and total expense ratios for the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's peer group. The Board also considered the Funds' respective performance results during the one-year, three-years and five-years ended September 30, 2006, as applicable, and noted that it reviewed on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor had waived advisory fees and/or reimbursed expenses for certain Funds in order to reduce those Funds' respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees it received from the Funds and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

100

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Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

The Board considered, among other factors, the specific factors and related conclusions set forth below with respect to each Fund:

TOUCHSTONE BALANCED FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 1st quartile of its peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE BARON SMALL CAP FUND. The Fund's advisory fee and total expense ratio were above the median of its peer group. The Fund's performance for the one-year ended September 30, 2006 was in the 2nd quartile of its peer group and in the 1st quartile for the three-years and five-years ended September 30, 2006. Based upon its review, the Board concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE CORE BOND FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year ended September 30, 2006 was in the 1st quartile of its peer group and in the 2nd quartile for the three-years and five-years ended September 30, 2006. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 1st quartile of its peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year and five-years ended September 30, 2006 was in the 1st quartile of its peer group and in the 2nd quartile for the three-years ended September 30, 2006. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE GROWTH & INCOME FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year and three-years ended September 30, 2006 was in the 2nd quartile of its peer group and in the 1st quartile for the five-years ended September 30, 2006. Based upon its review, the Board concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE HIGH YIELD FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board also noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year ended September 30, 2006 was in the 4th quartile of its peer group, in the 2nd quartile for the three-years ended September 30, 2006 and in the 1st quartile for the five-years ended September 30, 2006. Based upon its review, the Board concluded that the Fund's performance over time was satisfactory in view of the Fund's investment strategy and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor.

TOUCHSTONE MID CAP GROWTH FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 1st quartile of its peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was waiving its entire advisory fee. The Fund's performance for the one-year, three-years and five-years ended September 30, 2006 was in the 1st quartile of its peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE THIRD AVENUE VALUE FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year ended September 30, 2006 was in the 2nd quartile of its peer group and in the 1st quartile for the three-years and five-years ended September 30, 2006. Based upon its review, the Board concluded that the Fund's performance over time was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE VALUE PLUS FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year period ended September 30, 2006 was in the 1st quartile of its peer group, in the 2nd quartile for the three-years ended September 30, 2006 and in the 3rd quartile for the five-years ended September 30, 2006. The Board noted management's discussion regarding the Fund's more recent performance. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund and the other factors considered.

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--------------------------------

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Other Items continued

TOUCHSTONE AGGRESSIVE ETF FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently waiving its entire advisory fee and reimbursing Fund expenses. The Fund's performance for the one-year ended September 30, 2006 was in the 2nd quartile of its peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE CONSERVATIVE ETF FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board also noted that the Advisor was currently waiving its entire advisory fee and reimbursing Fund expenses. The Fund's performance for the one-year ended September 30, 2006 was in the 2nd quartile of its peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE ENHANCED ETF FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently reimbursing a portion of its advisory fee. The Fund's performance for the one-year ended September 30, 2006 was in the 4th quartile of its peer group. The Board noted management's discussion regarding the Fund's performance and management's continued monitoring of the Fund. Based upon its review, the Board concluded that the Fund's performance was being addressed and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

TOUCHSTONE MODERATE ETF FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board also noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the one-year ended September 30, 2006 was in the 2nd quartile of its peer group. Based upon its review, the Board concluded that the Fund's performance was satisfactory and that the advisory fee was reasonable given the high quality of services received by the Fund from the Advisor and the other factors considered.

ECONOMIES OF SCALE. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increased. The Board noted that the advisory fee schedules for most of the Funds contained breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund's assets increased and considered the necessity of adding breakpoints with respect to the Funds that did not currently have such breakpoints in their advisory fee schedules. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate given each Fund's current size. The Board also noted that if a Fund's assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee(s) paid by the Advisor to the Fund's Sub-Advisor(s).

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

CONCLUSION. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board evaluated all information available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintained an appropriate compliance program; (c) the performance of each Fund was satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, was being addressed; and (d) each Fund's advisory fee was reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on its conclusions, the Board determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the interests of the Fund and its shareholders.

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and each Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Sub-Advisor's compensation;
(3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the preceding year. The Board noted the affiliation of the Sub-Advisor of certain Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, it met with various portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who were responsible for managing the investment of portfolio securities of each Fund. The Board also noted each Sub-Advisor's brokerage practices. The Board also considered each Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes included quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisors and that compliance issues, if any, were reported regularly to the Board.

SUB-ADVISOR'S COMPENSATION. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it received under the Investment Advisory Agreement. As a consequence, the profitability to each Sub-Advisor of its relationship with the respective Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the respective Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedules for most of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the respective Fund's assets increased.

104

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Other Items continued

SUB-ADVISORY FEES AND FUND PERFORMANCE. The Board considered that each Fund paid an advisory fee to the Advisor and that, in turn, the Advisor paid a sub-advisory fee to the respective Sub-Advisor(s). Accordingly, the Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arms-length. The Board compared the sub-advisory fee(s) for each Fund with various comparative data, if available, including the median and average sub-advisory fees of each Fund's peer group, and found that each Fund's sub-advisory expense was reasonable and appropriate under the facts and circumstances.

TOUCHSTONE BALANCED FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE BARON SMALL CAP FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE CORE BOND FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND. The Fund's sub-advisory fee was at the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE GROWTH & INCOME FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE HIGH YIELD FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE MID CAP GROWTH FUND. The Fund's sub-advisory fees were at the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fees were reasonable given the high quality of services received by the Fund from the Sub-Advisors and the other factors considered.

TOUCHSTONE MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------

TOUCHSTONE THIRD AVENUE VALUE FUND. The Fund's sub-advisory fee was at the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE VALUE PLUS FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE AGGRESSIVE ETF FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE CONSERVATIVE ETF FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE ENHANCED ETF FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

TOUCHSTONE MODERATE ETF FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon its review, the Board concluded that the sub-advisory fee was reasonable given the high quality of services received by the Fund from the Sub-Advisor and the other factors considered.

As noted above, the Board considered each Fund's performance during the one-year, three-years and five-years ended September 30, 2006, as applicable, as compared to each Fund's peer group and noted that it reviewed on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor's emphasis on each Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

CONCLUSION. In considering the renewal of the Sub-Advisory Agreement(s) with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage the respective Fund's assets in accordance with that Fund's investment objectives and policies; (b) the Sub-Advisor maintained an appropriate compliance program; (c) the performance of each Fund was satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, was being addressed;
(d) each Fund's sub-advisory fee was reasonable in relation to those of similar funds and to the services to be provided by the Sub-Advisor; and (e) the Sub-Advisor's investment strategies were appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined with respect to each Fund that approval of the respective Sub-Advisory Agreement(s) was in the interests of the Fund and its shareholders.

106

--------------------------------
Touchstone Variable Series Trust
--------------------------------

MANAGEMENT OF THE TRUST (UNAUDITED)
--------------------------------------------------------------------------------

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.669.2796.


INTERESTED TRUSTEES:(1)

                                                                                            Number
                                                                                           of Funds
                                                                                           Overseen
        Name                Position(s)  Term of Office(2)                                  in the              Other
       Address               Held with      And Length         Principal Occupation(s)    Touchstone         Directorships
         Age                   Trust      of Time Served       During Past 5 Years        FundComplex(3)       Held(4)
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            Trustee     Until retirement   Senior Vice President of The        54        Director of LaRosa's (a
Touchstone Advisors, Inc    and         at age 75 or       Western and Southern Life                     restaurant chain).
303 Broadway                President   until she          Insurance Company. President
Cincinnati, OH                          resigns or is      and a director of IFS Financial
Year of Birth:1955                      removed            Services, Inc. (a holding
                                                           company). She is a director of
                                        Trustee since      Capital Analysts Incorporated
                                        1999               (an investment advisor and
                                                           broker-dealer), Integrated
                                                           Investment Services, Inc. (the
                                                           Trust's administrator,
                                                           accounting and transfer agent),
                                                           IFS Fund Distributors, Inc. (a
                                                           broker-dealer), Touchstone
                                                           Advisors, Inc. (the Trust's
                                                           investment advisor) and
                                                           Touchstone Securities, Inc.(the
                                                           Trust's distributor). She is
                                                           also President and a director
                                                           of IFS Agency Services, Inc. (an
                                                           insurance agency), W&S Financial
                                                           Group Distributors, Inc. (an
                                                           annuity distributor) and IFS
                                                           Systems, Inc. She is Senior Vice
                                                           President and a director of W&S
                                                           Brokerage Services, Inc. (a
                                                           broker-dealer). She is a
                                                           director, President and Chief
                                                           Executive Officer of Integrity
                                                           Life Insurance Company and
                                                           National Integrity Life
                                                           Insurance Company. She is
                                                           President of Touchstone
                                                           Tax-Free Trust, Touchstone
                                                           Investment Trust, Touchstone
                                                           Variable Series Trust,
                                                           Touchstone Strategic Trust,
                                                           Touchstone Funds Group Trust
                                                           and Constellation Institutional
                                                           Portfolios. She was President
                                                           of Touchstone Advisors, Inc., and
                                                           Touchstone Securities, Inc.
                                                           until 2004.

John F. Barrett             Trustee     Until retirement   Chairman of the Board, President    54        Director of The Andersons
The Western and                         at age 75 or       and Chief Executive Officer of                (an agribusiness and
Southern Life                           until he resigns   The Western and Southern Life                 retailing company);
Insurance Company                       or is removed      Insurance Company, Western-                   Convergys Corporation
400 Broadway                                               Southern Life Assurance Company               (a provider of business
Cincinnati,OH                           Trustee since      and Western & Southern                        support systems and
Year of Birth:1949                      2000               Financial Group, Inc.; Director               customer care operations)
                                                           and Chairman of Columbus Life                 and Fifth Third Bancorp.
                                                           Insurance Company; Fort
                                                           Washington Investment Advisors,
                                                           Inc., Integrity Life Insurance
                                                           Company and National Integrity
                                                           Life Insurance Company;
                                                           Director of Eagle Realty Group,
                                                           Inc., Eagle Realty Investments,
                                                           Inc. and Integrated Investment
                                                           Services, Inc.; Director,
                                                           Chairman and CEO of WestAd,
                                                           Inc.; President and Trustee of
                                                           Western & Southern Financial
                                                           Fund, Inc.


John R. Lindholm            Trustee     Until retirement   President, CEO and Director of      15        None
Integrity Life Insurance                at age 75 or       Integrity Life Insurance Company
Company                                 until he resigns   and National Integrity Life
400 Broadway                            or is removed      Insurance Company. He was the
Cincinnati, OH                                             President of the Retail Business
Year of Birth:1949                      Trustee since      Division of Arm Financial Group
                                        2003               from 1996 until 2000.

INDEPENDENT TRUSTEES:

Richard L. Brenan           Trustee     Until retirement   Retired Managing Partner of         54        Director of Wing Eyecare
303 Broadway                            at age 75 or       KPMG LLP (a certified public                  Companies.
Cincinnati, OH                          until he resigns   accounting firm); Director of
Year of Birth:1944                      or is removed      The National Underwriter
                                                           Company (a publisher of
                                        Trustee since      insurance and financial service
                                        2005               products) until 2003.

Phillip R. Cox              Trustee     Until retirement   President and Chief Executive       54        Director of the Federal
303 Broadway                            at age 75 or       Officer of Cox Financial Corp.                Reserve Bank of Cleveland
Cincinnati, OH                          until he resigns   (a financial services company).               and Duke Energy (a utility
Year of Birth:1947                      or is removed                                                    company); Chairman of The
                                                                                                         Cincinnati Bell Telephone
                                        Trustee since                                                    Company LLC; Director of
                                        1994                                                             The Timken Company (a
                                                                                                         manufacturer of bearings,
                                                                                                         alloy steels and related
                                                                                                         products and services);
                                                                                                         Director of Diebold,
                                                                                                         Incorporated (a provider
                                                                                                         of integrated self-service
                                                                                                         delivery and security
                                                                                                         systems).

                                                --------------------------------
                                                Touchstone Variable Series Trust
                                                --------------------------------

--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED):


                                                                                             Number
                                                                                            of Funds
                                                                                            Overseen
        Name                Position(s)  Term of Office(2)                                  in the                Other
       Address               Held with      And Length         Principal Occupation(s)    Touchstone           Directorships
         Age                   Trust      of Time Served       During Past 5 Years        FundComplex(3)          Held(4)
------------------------------------------------------------------------------------------------------------------------------------

H. Jerome Lerner            Trustee     Until retirement   Principal of HJL Enterprises        54        None
303 Broadway                            at age 75 or       (a privately held investment
Cincinnati, OH                          until he resigns   company).
Year of Birth:1938                      or is removed

                                        Trustee since
                                        1999

Donald C. Siekmann          Trustee     Until retirement   Executive for Duro Bag              54        None
303 Broadway                            at age 75 or       Manufacturing Co. (a bag
Cincinnati, OH                          until he resigns   manufacturer); President of
Year of Birth:1938                      or is removed      Shor Foundation for Epilepsy
                                                           Research (a charitable
                                        Trustee since      foundation); Trustee of
                                        2005               Riverfront Funds (mutual funds)
                                                           from 1999 - 2004.

Robert E. Stautberg         Trustee     Until retirement   Retired Partner of KPMG LLP (a      54        Trustee of Tri-Health
303 Broadway                            at age 75 or       certified public accounting                   Physician Enterprise
Cincinnati, OH                          until he resigns   firm). Vice President of St.                  Corporation.
Year of Birth:1934                      or is removed      Xavier High School.

                                        Trustee since
                                        1994

John P. Zanotti             Trustee     Until retirement   CEO, Chairman and Director of       54        Director of QMed (a health
303 Broadway                            at age 75 or       Avaton, Inc. (a wireless                      care company).
Cincinnati, OH                          until he resigns   entertainment company).
Year of Birth:1948                      or is removed      President of Cincinnati
                                                           Biomedical (a life science and
                                        Trustee since      economic development company)
                                        2002               from July 2003 until 2005. CEO,
                                                           Chairman and Director of Astrum
                                                           Digital Information (an
                                                           information monitoring company)
                                                           from 2000 until 2001; President
                                                           of Great American Life
                                                           Insurance Company from 1999
                                                           until 2000.

(1) Ms. McGruder, as a director of Touchstone Advisors, Inc., the Trust's investment advisor, and Touchstone Securities, Inc., the Trust's distributor and an officer of affiliates of the advisor and distributor, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Barrett, as President and Chairman of The Western and Southern Life Insurance Company and Western-Southern Life Assurance Company, parent companies of Touchstone Advisors, Inc. and Touchstone Securities, Inc., Chairman of Fort Washington Investment Advisors, Inc., a Trust sub-advisor and an officer of other affiliates of the advisor and distributor is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(2) Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

(3) The Touchstone Fund Complex consists of 15 series of the Trust, 5 series of Touchstone Investment Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 19 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.

(4) Each Trustee, except Mr. Lindholm, is also a Trustee of Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

108

--------------------------------
Touchstone Variable Series Trust
--------------------------------

--------------------------------------------------------------------------------
Management of the Trust (Unaudited) continued

PRINCIPAL OFFICERS(1):

                                                                                             Number
                                                                                            of Funds
                                                                                            Overseen
        Name               Position(s)     Term of Office                                    in the               Other
       Address              Held with        And Length          Principal Occupation(s)   Touchstone          Directorships
         Age                  Trust        of Time Served         During Past 5 Years     Fund Complex(2)          Held
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder            President   Until resignation,  See biography above.               54        See biography above.
Touchstone                  and Trustee removal or
Advisors, Inc.                          disqualification
303 Broadway                            President since
Cincinnati, OH                          2004; President
Year of Birth:1955                      from 2000-2002

Brian E. Hirsch             Vice        Until resignation,  Senior Vice                        54        None
Touchstone Advisors, Inc.   President   removal or          President-Compliance of IFS
303 Broadway                and Chief   disqualification    Financial Services, Inc.,
Cincinnati, OH              Compliance  Vice President      Director of Compliance of W&S
Year of Birth:1956          Officer     since 2003          Brokerage Services, Inc.; Chief
                                                            Compliance Officer of Puglisi &
                                                            Co. from 2001 until 2002.

James H. Grifo              Vice        Until resignation,  President of Touchstone            54        None
Touchstone Securities, Inc. President   removal or          Securities, Inc. and Touchstone
303 Broadway                            disqualification    Advisors, Inc.; Managing
Cincinnati, OH                          Vice President      Director, Deutsche Asset
Year of Birth:1951                      since 2004          Management until 2001.

William A. Dent             Vice        Until resignation,  Senior Vice President of           54        None
Touchstone Advisors, Inc.   President   removal or          Touchstone Advisors, Inc.;
303 Broadway                            disqualification    Marketing Director of
Cincinnati, OH                          Vice President      Promontory Interfinancial
Year of Birth:1963                      since 2004          Network from 2002-2003; Senior
                                                            Vice President of McDonald
                                                            Investments from 1998-2001.

Terrie A. Wiedenheft        Controller  Until resignation,  Senior Vice President, Chief       54        None
Touchstone                  and         removal or          Financial Officer and Treasurer
Advisors, Inc.              Treasurer   disqualification    of Integrated Investment
303 Broadway                            Controller since    Services, Inc., IFS Fund
Cincinnati, OH                          2000                Distributors, Inc. and W&S
Year of Birth:1962                      Treasurer since     Brokerage Services, Inc.; Chief
                                        2003                Financial Officer of IFS
                                                            Financial Services, Inc.,
                                                            Touchstone Advisors, Inc. and
                                                            Touchstone Securities, Inc.
                                                            and Assistant Treasurer of Fort
                                                            Washington Investment Advisors,
                                                            Inc.

Jay S. Fitton               Secretary   Until resignation,  Director and Senior Counsel of     54        None
Integrated Investment                   removal or          Integrated Investment
Services, Inc.                          disqualification    Services, Inc. and IFS Fund
303 Broadway                            Secretary since     Distributors, Inc.
Cincinnati, OH                          2006
Year of Birth:1970

(1) Each officer also holds the same office with Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Funds Group Trust and Constellation Institutional Portfolios.

(2) The Touchstone Fund Complex consists of 15 series of the Trust, 5 series of Touchstone Investment Trust, 8 series of Touchstone Strategic Trust, 4 series of Touchstone Tax-Free Trust, 19 series of Touchstone Funds Group Trust and 3 series of Constellation Institutional Portfolios.

ITEM 2. CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. Audit fees totaled approximately $188,000 for the December 31, 2006 fiscal year and $172,500 for the December 31, 2005 fiscal year, including fees associated with the annual audit and filings of the registrant's Form N-1A and Form N-SAR.

(b) Audit-Related Fees. Audit-related fees totaled $109,400 for the December 31, 2006 fiscal year and $113,200 for the December 31, 2005 fiscal year for SAS 70 internal control reviews of the Trust's fund accountant and transfer agent.

(c ) Tax Fees. Tax fees totaled $40,500 for the December 31, 2006 fiscal year and $37,500 for the December 31, 2005 fiscal year and consisted of fees for tax compliance services and tax consultation services.

(d) All Other Fees. There were no other fees for the December 31, 2006 or December 31, 2005 fiscal years.

(e) (1) Audit Committee Pre-Approval Policies. The Audit Committee's pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as "audit services," assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence and permissible non-audit services classified as "all other services" that are routine and recurring services.

(e)(2) All services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f) Not applicable

(g) The aggregate non-audit fees for services to the registrant, its investment adviser (excluding its sub-advisors) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $293,700 for the December 31, 2006 fiscal year and $179,150 for the December 31, 2005 fiscal year.

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Annual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The Code of Ethics for Senior Financial Officers was filed with registrant's N-CSR for the December 31, 2005 fiscal year and is hereby incorporated by reference.


(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)    Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Touchstone Variable Series Trust
            --------------------------------------------------------------------

By (Signature and Title)

/s/ Jill T. McGruder
----------------------------------
Jill T. McGruder
President

Date:  March 9, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
----------------------------------
Jill T. McGruder
President

Date:  March 9, 2007

/s/ Terrie A. Wiedenheft
----------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 9, 2007